UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-05188

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

JOHN PAK 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	12-31

Date of reporting period:	06-30-2023

ITEM 1. REPORTS TO STOCKHOLDERS.

(a) Provided under separate cover.

Semiannual Report

June 30, 2023

VP Balanced Fund
Class I (AVBIX)
Class II (AVBTX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Fund Characteristics

JUNE 30, 2023
Types of Investments in Portfolio	% of net assets
Common Stocks	60.7%
U.S. Treasury Securities	11.5%
U.S. Government Agency Mortgage-Backed Securities	9.8%
Corporate Bonds	9.0%
Collateralized Loan Obligations	2.0%
Asset-Backed Securities	1.8%
Collateralized Mortgage Obligations	0.9%
U.S. Government Agency Securities	0.5%
Municipal Securities	0.4%
Affiliated Funds	0.2%
Exchange-Traded Funds	0.2%
Commercial Mortgage-Backed Securities	0.2%
Sovereign Governments and Agencies	0.2%
Bank Loan Obligations	—*
Short-Term Investments	2.1%
Other Assets and Liabilities	0.5%
*Category is less than 0.05% of total net assets.

Top Five Common Stocks Industries*	% of net assets
Software	6.6%
Semiconductors and Semiconductor Equipment	4.5%
Interactive Media and Services	3.6%
Technology Hardware, Storage and Peripherals	3.2%
Health Care Providers and Services	2.7%
*Exposure indicated excludes Exchange-Traded Funds. The Schedule of Investments provides additional information on the fund's portfolio holdings.

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2023 to June 30, 2023.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period(1) 1/1/23 - 6/30/23	Annualized Expense Ratio(1)
Actual
Class I	$1,000	$1,095.70	$4.26	0.82%
Class II	$1,000	$1,094.30	$5.56	1.07%
Hypothetical
Class I	$1,000	$1,020.73	$4.11	0.82%
Class II	$1,000	$1,019.49	$5.36	1.07%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

Schedule of Investments

JUNE 30, 2023 (UNAUDITED)

	Shares/ Principal Amount	Value
COMMON STOCKS — 60.7%
Aerospace and Defense — 0.7%
Lockheed Martin Corp.	5,114	$2,354,383
Air Freight and Logistics — 0.5%
United Parcel Service, Inc., Class B	10,211	1,830,322
Automobile Components — 0.5%
Aptiv PLC(1)	16,036	1,637,115
Automobiles — 0.7%
Tesla, Inc.(1)	9,579	2,507,495
Banks — 1.7%
Bank of America Corp.	62,192	1,784,288
JPMorgan Chase & Co.	21,075	3,065,148
Regions Financial Corp.	61,216	1,090,869
		5,940,305
Beverages — 1.0%
PepsiCo, Inc.	18,194	3,369,893
Biotechnology — 1.3%
AbbVie, Inc.	16,555	2,230,455
Amgen, Inc.	5,880	1,305,477
Vertex Pharmaceuticals, Inc.(1)	2,469	868,866
		4,404,798
Broadline Retail — 1.5%
Amazon.com, Inc.(1)	39,708	5,176,335
Building Products — 1.0%
Johnson Controls International PLC	35,152	2,395,257
Masco Corp.	18,388	1,055,104
		3,450,361
Capital Markets — 2.6%
Ameriprise Financial, Inc.	4,077	1,354,216
BlackRock, Inc.	2,337	1,615,194
Charles Schwab Corp.	8,929	506,096
Intercontinental Exchange, Inc.	9,528	1,077,426
Morgan Stanley	36,839	3,146,051
S&P Global, Inc.	3,294	1,320,532
		9,019,515
Chemicals — 1.5%
Air Products & Chemicals, Inc.	4,014	1,202,314
Ecolab, Inc.	5,315	992,257
Linde PLC	7,498	2,857,338
		5,051,909
Communications Equipment — 0.7%
Cisco Systems, Inc.	49,992	2,586,586
Consumer Finance — 0.3%
American Express Co.	6,998	1,219,052
Consumer Staples Distribution & Retail — 1.8%
Costco Wholesale Corp.	2,497	1,344,335
Kroger Co.	28,958	1,361,026
Sysco Corp.	27,805	2,063,131

	Shares/ Principal Amount	Value
Target Corp.	11,038	$1,455,912
		6,224,404
Containers and Packaging — 0.3%
Ball Corp.	18,893	1,099,761
Distributors — 0.4%
LKQ Corp.	23,096	1,345,804
Diversified Telecommunication Services — 0.7%
Verizon Communications, Inc.	66,844	2,485,928
Electric Utilities — 1.1%
NextEra Energy, Inc.	49,934	3,705,103
Electrical Equipment — 0.7%
Eaton Corp. PLC	9,845	1,979,830
Generac Holdings, Inc.(1)	2,401	358,061
		2,337,891
Electronic Equipment, Instruments and Components — 1.1%
CDW Corp.	10,233	1,877,756
Keysight Technologies, Inc.(1)	10,967	1,836,424
		3,714,180
Energy Equipment and Services — 0.8%
Schlumberger NV	54,558	2,679,889
Entertainment — 0.7%
Electronic Arts, Inc.	6,294	816,332
Liberty Media Corp.-Liberty Formula One, Class C(1)	5,362	403,651
Walt Disney Co.(1)	14,203	1,268,044
		2,488,027
Financial Services — 1.8%
Mastercard, Inc., Class A	6,440	2,532,852
Visa, Inc., Class A	15,987	3,796,593
		6,329,445
Food Products — 0.5%
Mondelez International, Inc., Class A	23,750	1,732,325
Ground Transportation — 0.7%
Norfolk Southern Corp.	4,828	1,094,797
Uber Technologies, Inc.(1)	12,562	542,302
Union Pacific Corp.	3,219	658,672
		2,295,771
Health Care Equipment and Supplies — 0.3%
Intuitive Surgical, Inc.(1)	2,054	702,345
ResMed, Inc.	1,913	417,990
		1,120,335
Health Care Providers and Services — 2.7%
Cigna Group	10,174	2,854,824
CVS Health Corp.	23,524	1,626,214
Humana, Inc.	2,086	932,713
UnitedHealth Group, Inc.	8,137	3,910,968
		9,324,719
Hotels, Restaurants and Leisure — 0.7%
Airbnb, Inc., Class A(1)	4,323	554,036
Booking Holdings, Inc.(1)	417	1,126,037
Chipotle Mexican Grill, Inc.(1)	305	652,395
		2,332,468

	Shares/ Principal Amount	Value
Household Products — 0.8%
Colgate-Palmolive Co.	11,307	$871,091
Procter & Gamble Co.	13,247	2,010,100
		2,881,191
Industrial Conglomerates — 0.5%
Honeywell International, Inc.	8,884	1,843,430
Industrial REITs — 1.1%
Prologis, Inc.	29,832	3,658,298
Insurance — 1.3%
Marsh & McLennan Cos., Inc.	8,804	1,655,856
Prudential Financial, Inc.	14,430	1,273,015
Travelers Cos., Inc.	10,086	1,751,535
		4,680,406
Interactive Media and Services — 3.6%
Alphabet, Inc., Class A(1)	73,694	8,821,172
Meta Platforms, Inc., Class A(1)	12,129	3,480,780
		12,301,952
IT Services — 1.1%
Accenture PLC, Class A	7,251	2,237,514
International Business Machines Corp.	12,705	1,700,056
		3,937,570
Life Sciences Tools and Services — 1.6%
Agilent Technologies, Inc.	14,558	1,750,599
Danaher Corp.	7,465	1,791,600
Thermo Fisher Scientific, Inc.	3,629	1,893,431
		5,435,630
Machinery — 1.4%
Cummins, Inc.	6,903	1,692,340
Deere & Co.	2,580	1,045,390
Parker-Hannifin Corp.	2,590	1,010,204
Xylem, Inc.	9,086	1,023,265
		4,771,199
Oil, Gas and Consumable Fuels — 1.6%
ConocoPhillips	28,468	2,949,570
EOG Resources, Inc.	22,580	2,584,055
		5,533,625
Pharmaceuticals — 2.4%
Bristol-Myers Squibb Co.	36,080	2,307,316
Eli Lilly & Co.	2,176	1,020,500
Merck & Co., Inc.	18,100	2,088,559
Novo Nordisk A/S, B Shares	7,967	1,286,987
Zoetis, Inc.	9,608	1,654,594
		8,357,956
Semiconductors and Semiconductor Equipment — 4.5%
Advanced Micro Devices, Inc.(1)	15,840	1,804,334
Analog Devices, Inc.	11,375	2,215,964
Applied Materials, Inc.	18,849	2,724,434
ASML Holding NV	2,056	1,491,276
GLOBALFOUNDRIES, Inc.(1)	8,314	536,918
NVIDIA Corp.	16,283	6,888,035
		15,660,961

	Shares/ Principal Amount	Value
Software — 6.6%
Adobe, Inc.(1)	1,427	$697,789
Cadence Design Systems, Inc.(1)	4,570	1,071,756
Microsoft Corp.	53,176	18,108,555
Salesforce, Inc.(1)	8,156	1,723,037
ServiceNow, Inc.(1)	907	509,707
Workday, Inc., Class A(1)	3,268	738,208
		22,849,052
Specialized REITs — 0.4%
Equinix, Inc.	1,599	1,253,520
Specialty Retail — 1.9%
Home Depot, Inc.	11,404	3,542,539
TJX Cos., Inc.	25,103	2,128,483
Tractor Supply Co.	3,555	786,010
		6,457,032
Technology Hardware, Storage and Peripherals — 3.2%
Apple, Inc.	56,997	11,055,708
Textiles, Apparel and Luxury Goods — 0.4%
Deckers Outdoor Corp.(1)	1,979	1,044,239
NIKE, Inc., Class B	4,389	484,414
		1,528,653
TOTAL COMMON STOCKS (Cost $167,308,771)		209,970,302
U.S. TREASURY SECURITIES — 11.5%
U.S. Treasury Bonds, 5.00%, 5/15/37	$100,000	113,346
U.S. Treasury Bonds, 3.50%, 2/15/39	500,000	479,561
U.S. Treasury Bonds, 4.625%, 2/15/40	400,000	436,445
U.S. Treasury Bonds, 3.00%, 5/15/42	200,000	172,031
U.S. Treasury Bonds, 3.25%, 5/15/42	900,000	803,566
U.S. Treasury Bonds, 3.375%, 8/15/42	1,300,000	1,180,613
U.S. Treasury Bonds, 4.00%, 11/15/42	1,400,000	1,391,688
U.S. Treasury Bonds, 3.875%, 2/15/43	1,300,000	1,267,906
U.S. Treasury Bonds, 2.875%, 5/15/43	300,000	251,121
U.S. Treasury Bonds, 3.875%, 5/15/43	800,000	780,750
U.S. Treasury Bonds, 3.75%, 11/15/43	200,000	191,254
U.S. Treasury Bonds, 2.50%, 2/15/45	600,000	464,848
U.S. Treasury Bonds, 3.00%, 11/15/45	200,000	168,789
U.S. Treasury Bonds, 2.875%, 5/15/49	100,000	82,727
U.S. Treasury Bonds, 2.25%, 8/15/49	300,000	218,156
U.S. Treasury Bonds, 2.375%, 11/15/49	1,000,000	747,324
U.S. Treasury Bonds, 3.00%, 8/15/52	300,000	255,188
U.S. Treasury Bonds, 4.00%, 11/15/52	2,600,000	2,671,500
U.S. Treasury Bonds, 3.625%, 2/15/53	300,000	288,000
U.S. Treasury Notes, 1.00%, 12/15/24(2)	1,000,000	941,328
U.S. Treasury Notes, 3.875%, 1/15/26	200,000	196,297
U.S. Treasury Notes, 4.625%, 3/15/26	3,500,000	3,504,238
U.S. Treasury Notes, 3.625%, 5/15/26	2,400,000	2,341,781
U.S. Treasury Notes, 4.125%, 6/15/26	1,300,000	1,287,000
U.S. Treasury Notes, 0.875%, 6/30/26	100,000	90,123
U.S. Treasury Notes, 1.625%, 10/31/26	1,300,000	1,189,170
U.S. Treasury Notes, 1.75%, 12/31/26	700,000	641,279
U.S. Treasury Notes, 4.00%, 2/29/28	4,200,000	4,169,731

	Shares/ Principal Amount	Value
U.S. Treasury Notes, 1.25%, 4/30/28	$800,000	$699,047
U.S. Treasury Notes, 3.50%, 4/30/28	400,000	388,734
U.S. Treasury Notes, 3.625%, 5/31/28	2,400,000	2,347,688
U.S. Treasury Notes, 1.25%, 6/30/28	1,100,000	957,773
U.S. Treasury Notes, 4.00%, 6/30/28	1,500,000	1,491,914
U.S. Treasury Notes, 1.50%, 11/30/28	1,200,000	1,049,930
U.S. Treasury Notes, 1.875%, 2/28/29	600,000	533,695
U.S. Treasury Notes, 2.875%, 4/30/29	300,000	281,391
U.S. Treasury Notes, 3.875%, 12/31/29	500,000	495,742
U.S. Treasury Notes, 3.50%, 1/31/30	1,000,000	970,586
U.S. Treasury Notes, 3.625%, 3/31/30	2,030,000	1,986,757
U.S. Treasury Notes, 3.50%, 4/30/30	500,000	485,547
U.S. Treasury Notes, 3.75%, 5/31/30	1,500,000	1,479,258
U.S. Treasury Notes, 3.75%, 6/30/30	200,000	197,375
TOTAL U.S. TREASURY SECURITIES (Cost $41,463,194)		39,691,197
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 9.8%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities†
FHLMC, VRN, 4.73%, (12-month LIBOR plus 1.87%), 7/1/36	2,805	2,832
FHLMC, VRN, 4.20%, (1-year H15T1Y plus 2.14%), 10/1/36	7,856	7,988
FHLMC, VRN, 4.49%, (1-year H15T1Y plus 2.26%), 4/1/37	9,486	9,595
FHLMC, VRN, 4.24%, (12-month LIBOR plus 1.89%), 7/1/41	2,663	2,630
FHLMC, VRN, 3.11%, (12-month LIBOR plus 1.63%), 1/1/44	8,772	8,797
FHLMC, VRN, 4.86%, (12-month LIBOR plus 1.60%), 6/1/45	10,256	10,285
FHLMC, VRN, 4.20%, (12-month LIBOR plus 1.63%), 8/1/46	31,025	31,138
FHLMC, VRN, 3.07%, (12-month LIBOR plus 1.64%), 9/1/47	25,451	24,861
FNMA, VRN, 5.96%, (6-month LIBOR plus 1.57%), 6/1/35	3,686	3,744
FNMA, VRN, 6.38%, (6-month LIBOR plus 1.57%), 6/1/35	3,881	3,944
FNMA, VRN, 4.28%, (1-year H15T1Y plus 2.15%), 3/1/38	9,884	10,074
FNMA, VRN, 3.18%, (12-month LIBOR plus 1.61%), 3/1/47	21,235	20,072
		135,960
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 9.8%
FHLMC, 3.00%, 1/1/50	608,586	537,115
FHLMC, 3.50%, 5/1/50	114,513	105,445
FHLMC, 2.50%, 5/1/51	740,916	632,306
FHLMC, 3.50%, 5/1/51	510,814	470,661
FHLMC, 3.00%, 7/1/51	354,138	313,796
FHLMC, 2.00%, 8/1/51	625,424	512,377
FHLMC, 2.50%, 8/1/51	955,403	813,234
FHLMC, 2.50%, 10/1/51	321,248	275,928
FHLMC, 3.00%, 12/1/51	516,502	455,831
FHLMC, 3.00%, 2/1/52	345,466	305,766
FHLMC, 3.50%, 5/1/52	468,158	429,864
FHLMC, 4.00%, 5/1/52	562,172	528,222
FHLMC, 4.00%, 5/1/52	505,331	477,536
FHLMC, 3.00%, 6/1/52	258,287	228,691
FHLMC, 4.00%, 6/1/52	1,311,062	1,239,016
FHLMC, 5.00%, 7/1/52	275,193	272,063
FHLMC, 4.50%, 8/1/52	164,177	158,882
FHLMC, 4.50%, 10/1/52	1,021,117	984,369
FHLMC, 4.50%, 10/1/52	629,328	605,514
FHLMC, 5.50%, 11/1/52	159,266	159,234

	Shares/ Principal Amount	Value
FHLMC, 6.00%, 11/1/52	$1,210,915	$1,228,836
FHLMC, 5.50%, 12/1/52	193,839	193,565
FNMA, 2.00%, 5/1/36	335,872	298,272
FNMA, 2.00%, 1/1/37	445,021	394,996
FNMA, 4.50%, 9/1/41	11,610	11,442
FNMA, 3.50%, 5/1/42	143,364	134,317
FNMA, 3.50%, 6/1/42	33,283	31,182
FNMA, 3.00%, 2/1/50	115,063	102,251
FNMA, 2.50%, 6/1/50	475,043	407,005
FNMA, 2.00%, 3/1/51	144,614	118,711
FNMA, 3.00%, 6/1/51	55,887	49,759
FNMA, 2.50%, 12/1/51	691,693	588,171
FNMA, 2.50%, 2/1/52	233,688	199,559
FNMA, 3.00%, 2/1/52	499,606	442,188
FNMA, 2.00%, 3/1/52	1,122,523	921,053
FNMA, 2.50%, 3/1/52	501,921	429,331
FNMA, 3.00%, 3/1/52	595,176	529,312
FNMA, 3.00%, 4/1/52	208,448	184,486
FNMA, 3.50%, 4/1/52	265,029	241,979
FNMA, 4.00%, 4/1/52	564,941	533,235
FNMA, 4.00%, 4/1/52	294,276	278,192
FNMA, 4.00%, 4/1/52	189,510	178,300
FNMA, 2.50%, 5/1/52	891,325	759,094
FNMA, 3.00%, 5/1/52	414,727	369,015
FNMA, 3.50%, 5/1/52	877,328	801,824
FNMA, 3.50%, 5/1/52	834,015	769,415
FNMA, 3.50%, 5/1/52	740,906	676,246
FNMA, 4.00%, 5/1/52	778,077	731,789
FNMA, 3.00%, 6/1/52	180,759	160,849
FNMA, 4.50%, 7/1/52	560,701	539,482
FNMA, 5.00%, 8/1/52	1,314,653	1,290,382
FNMA, 4.50%, 9/1/52	358,530	348,741
FNMA, 5.00%, 9/1/52	394,185	389,702
FNMA, 5.50%, 10/1/52	639,878	637,463
FNMA, 5.50%, 1/1/53	1,074,555	1,073,915
FNMA, 6.50%, 1/1/53	1,102,524	1,126,478
GNMA, 7.00%, 4/20/26	1,721	1,725
GNMA, 7.50%, 8/15/26	1,363	1,369
GNMA, 6.50%, 5/15/28	536	547
GNMA, 6.50%, 5/15/28	142	145
GNMA, 7.00%, 5/15/31	6,610	6,807
GNMA, 5.50%, 11/15/32	12,865	13,061
GNMA, 4.50%, 1/15/40	11,472	11,328
GNMA, 4.50%, 6/15/41	18,957	18,740
GNMA, 3.00%, 4/20/50	211,776	191,065
GNMA, 3.00%, 5/20/50	216,108	194,862
GNMA, 3.00%, 6/20/50	323,711	292,344
GNMA, 3.00%, 7/20/50	571,918	515,402
GNMA, 2.00%, 10/20/50	1,735,705	1,468,867
GNMA, 2.50%, 11/20/50	704,653	598,644
GNMA, 2.50%, 2/20/51	672,669	585,704

	Shares/ Principal Amount	Value
GNMA, 3.50%, 6/20/51	$533,559	$496,406
GNMA, 2.50%, 9/20/51	435,637	377,958
GNMA, 2.50%, 12/20/51	707,381	613,289
GNMA, 5.00%, 4/20/53	627,097	616,680
GNMA, 5.50%, TBA	1,156,000	1,150,672
		33,832,002
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $35,394,373)		33,967,962
CORPORATE BONDS — 9.0%
Aerospace and Defense — 0.2%
Boeing Co., 5.81%, 5/1/50	128,000	127,641
Northrop Grumman Corp., 5.15%, 5/1/40	78,000	76,915
Raytheon Technologies Corp., 4.125%, 11/16/28	210,000	202,399
Raytheon Technologies Corp., 3.125%, 7/1/50	100,000	72,528
Raytheon Technologies Corp., 5.375%, 2/27/53	100,000	103,946
		583,429
Air Freight and Logistics†
GXO Logistics, Inc., 2.65%, 7/15/31	115,000	89,655
Automobiles — 0.2%
American Honda Finance Corp., 5.00%, 5/23/25	110,000	109,594
General Motors Financial Co., Inc., 2.75%, 6/20/25	274,000	258,247
General Motors Financial Co., Inc., 5.85%, 4/6/30	87,000	86,323
Toyota Motor Credit Corp., 4.55%, 5/17/30	190,000	185,478
		639,642
Banks — 1.6%
Banco Santander SA, VRN, 1.72%, 9/14/27	200,000	173,778
Bank of America Corp., VRN, 1.73%, 7/22/27	310,000	276,931
Bank of America Corp., VRN, 2.88%, 10/22/30	751,000	647,181
Bank of America Corp., VRN, 2.57%, 10/20/32	95,000	77,414
Bank of America Corp., VRN, 4.57%, 4/27/33	185,000	174,032
BNP Paribas SA, VRN, 5.34%, 6/12/29(3)	250,000	246,719
Canadian Imperial Bank of Commerce, 5.00%, 4/28/28	135,000	132,921
Citigroup, Inc., VRN, 3.07%, 2/24/28	144,000	132,596
Citigroup, Inc., VRN, 3.52%, 10/27/28	179,000	166,391
Citigroup, Inc., VRN, 4.41%, 3/31/31	65,000	61,149
Citigroup, Inc., VRN, 3.06%, 1/25/33	225,000	187,950
Commonwealth Bank of Australia, 5.32%, 3/13/26	250,000	250,819
Credit Agricole SA, 5.59%, 7/5/26(3)(4)	165,000	164,815
Danske Bank A/S, VRN, 1.55%, 9/10/27(3)	200,000	173,880
HSBC Holdings PLC, VRN, 0.73%, 8/17/24	200,000	198,543
HSBC Holdings PLC, VRN, 2.80%, 5/24/32	280,000	226,604
Intesa Sanpaolo SpA, 6.625%, 6/20/33(3)	200,000	199,443
JPMorgan Chase & Co., VRN, 1.58%, 4/22/27	136,000	122,225
JPMorgan Chase & Co., VRN, 2.07%, 6/1/29	224,000	192,278
JPMorgan Chase & Co., VRN, 2.52%, 4/22/31	215,000	181,974
JPMorgan Chase & Co., VRN, 2.58%, 4/22/32	165,000	137,111
Lloyds Banking Group PLC, VRN, 5.87%, 3/6/29	112,000	111,186
PNC Financial Services Group, Inc., VRN, 5.58%, 6/12/29	57,000	56,773
Royal Bank of Canada, 6.00%, 11/1/27	175,000	179,279
Societe Generale SA, VRN, 6.69%, 1/10/34(3)	148,000	150,780
Toronto-Dominion Bank, 2.45%, 1/12/32	110,000	90,326
Truist Bank, 3.625%, 9/16/25	250,000	233,678

	Shares/ Principal Amount	Value
Truist Bank, 3.30%, 5/15/26	$200,000	$183,496
U.S. Bancorp, VRN, 5.73%, 10/21/26	130,000	129,980
U.S. Bancorp, VRN, 5.78%, 6/12/29	81,000	81,030
Wells Fargo & Co., VRN, 3.20%, 6/17/27	83,000	77,986
Wells Fargo & Co., VRN, 5.39%, 4/24/34	225,000	223,667
		5,642,935
Beverages — 0.2%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.70%, 2/1/36	330,000	321,202
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.90%, 2/1/46	165,000	157,844
Keurig Dr Pepper, Inc., 4.05%, 4/15/32	60,000	55,794
PepsiCo, Inc., 1.625%, 5/1/30	80,000	66,545
		601,385
Biotechnology — 0.2%
AbbVie, Inc., 4.40%, 11/6/42	200,000	179,210
Amgen, Inc., 4.05%, 8/18/29	315,000	298,872
Amgen, Inc., 5.25%, 3/2/33	253,000	253,443
Amgen, Inc., 5.65%, 3/2/53	140,000	141,880
		873,405
Building Products†
Fortune Brands Innovations, Inc., 5.875%, 6/1/33	50,000	50,090
Trane Technologies Financing Ltd., 5.25%, 3/3/33	57,000	57,732
		107,822
Capital Markets — 0.8%
Ameriprise Financial, Inc., 5.15%, 5/15/33	155,000	154,009
Bank of New York Mellon Corp., VRN, 4.95%, 4/26/27	98,000	96,840
Charles Schwab Corp., VRN, 5.85%, 5/19/34	50,000	50,779
Goldman Sachs Group, Inc., VRN, 1.76%, 1/24/25	81,000	78,882
Goldman Sachs Group, Inc., VRN, 1.43%, 3/9/27	245,000	219,031
Goldman Sachs Group, Inc., VRN, 1.95%, 10/21/27	252,000	224,256
Goldman Sachs Group, Inc., VRN, 3.81%, 4/23/29	131,000	121,714
Goldman Sachs Group, Inc., VRN, 1.99%, 1/27/32	165,000	129,957
Golub Capital BDC, Inc., 2.50%, 8/24/26	59,000	51,075
Macquarie Group Ltd., VRN, 5.89%, 6/15/34(3)	60,000	58,988
Morgan Stanley, VRN, 1.16%, 10/21/25	198,000	185,150
Morgan Stanley, VRN, 2.63%, 2/18/26	302,000	286,469
Morgan Stanley, VRN, 0.99%, 12/10/26	10,000	8,921
Morgan Stanley, VRN, 5.12%, 2/1/29	45,000	44,408
Morgan Stanley, VRN, 5.16%, 4/20/29	117,000	115,659
Morgan Stanley, VRN, 2.70%, 1/22/31	240,000	204,219
Morgan Stanley, VRN, 2.51%, 10/20/32	185,000	149,511
Nasdaq, Inc., 5.55%, 2/15/34	108,000	108,474
Nasdaq, Inc., 5.95%, 8/15/53	47,000	48,157
Owl Rock Capital Corp., 3.40%, 7/15/26	25,000	22,165
Owl Rock Core Income Corp., 3.125%, 9/23/26	64,000	55,213
State Street Corp., VRN, 5.82%, 11/4/28	90,000	92,264
UBS Group AG, VRN, 1.49%, 8/10/27(3)	220,000	189,094
		2,695,235
Chemicals†
CF Industries, Inc., 4.95%, 6/1/43	80,000	69,370

	Shares/ Principal Amount	Value
Commercial Services and Supplies — 0.1%
Republic Services, Inc., 2.30%, 3/1/30	$135,000	$115,307
Republic Services, Inc., 5.00%, 4/1/34	36,000	35,944
Waste Connections, Inc., 3.20%, 6/1/32	142,000	123,882
Waste Management, Inc., 2.50%, 11/15/50	100,000	64,001
		339,134
Construction and Engineering†
Quanta Services, Inc., 2.35%, 1/15/32	165,000	129,962
Containers and Packaging — 0.1%
Sonoco Products Co., 2.25%, 2/1/27	130,000	116,231
WRKCo, Inc., 3.00%, 9/15/24	72,000	69,272
		185,503
Diversified Consumer Services — 0.1%
Duke University, 3.30%, 10/1/46	110,000	85,961
Novant Health, Inc., 3.17%, 11/1/51	85,000	61,096
Pepperdine University, 3.30%, 12/1/59	105,000	74,019
		221,076
Diversified REITs — 0.1%
Federal Realty OP LP, 3.50%, 6/1/30	125,000	108,916
GLP Capital LP / GLP Financing II, Inc., 5.375%, 4/15/26	150,000	146,972
		255,888
Diversified Telecommunication Services — 0.4%
AT&T, Inc., 5.40%, 2/15/34	70,000	70,155
AT&T, Inc., 4.50%, 5/15/35	142,000	130,617
AT&T, Inc., 4.90%, 8/15/37	127,000	119,295
AT&T, Inc., 4.55%, 3/9/49	80,000	67,985
Ooredoo International Finance Ltd., 2.625%, 4/8/31(3)	200,000	172,700
Sprint Capital Corp., 6.875%, 11/15/28	240,000	254,614
Sprint Capital Corp., 8.75%, 3/15/32	100,000	120,972
Telefonica Emisiones SA, 4.90%, 3/6/48	170,000	142,046
Verizon Communications, Inc., 2.55%, 3/21/31	75,000	62,642
Verizon Communications, Inc., 4.27%, 1/15/36	140,000	126,329
Verizon Communications, Inc., 4.81%, 3/15/39	55,000	51,503
		1,318,858
Electric Utilities — 0.9%
AEP Texas, Inc., 5.40%, 6/1/33	58,000	57,738
Baltimore Gas & Electric Co., 2.25%, 6/15/31	81,000	67,468
Baltimore Gas & Electric Co., 5.40%, 6/1/53	60,000	61,032
CenterPoint Energy Houston Electric LLC, 4.45%, 10/1/32	140,000	134,676
CenterPoint Energy Houston Electric LLC, 4.95%, 4/1/33	60,000	59,927
Commonwealth Edison Co., 5.30%, 2/1/53	106,000	107,956
Duke Energy Carolinas LLC, 2.55%, 4/15/31	54,000	45,863
Duke Energy Corp., 2.55%, 6/15/31	90,000	74,221
Duke Energy Corp., 5.00%, 8/15/52	80,000	73,207
Duke Energy Florida LLC, 1.75%, 6/15/30	140,000	114,044
Duke Energy Florida LLC, 3.85%, 11/15/42	80,000	65,333
Duke Energy Indiana LLC, 5.40%, 4/1/53	23,000	23,220
Duke Energy Progress LLC, 2.00%, 8/15/31	160,000	128,851
Duke Energy Progress LLC, 4.15%, 12/1/44	125,000	103,833
Duke Energy Progress LLC, 5.35%, 3/15/53	50,000	50,415
Entergy Arkansas LLC, 2.65%, 6/15/51	60,000	37,513

	Shares/ Principal Amount	Value
Exelon Corp., 5.15%, 3/15/28	$80,000	$79,681
Florida Power & Light Co., 2.45%, 2/3/32	154,000	129,678
Florida Power & Light Co., 4.125%, 2/1/42	69,000	60,663
Georgia Power Co., 4.95%, 5/17/33	60,000	59,257
MidAmerican Energy Co., 4.40%, 10/15/44	110,000	96,148
NextEra Energy Capital Holdings, Inc., 4.90%, 2/28/28	150,000	148,654
NextEra Energy Capital Holdings, Inc., 5.05%, 2/28/33	70,000	68,957
NextEra Energy Capital Holdings, Inc., 5.25%, 2/28/53	57,000	54,947
Northern States Power Co., 3.20%, 4/1/52	90,000	64,684
Northern States Power Co., 5.10%, 5/15/53	110,000	108,418
Oncor Electric Delivery Co. LLC, 4.95%, 9/15/52(3)	60,000	57,983
Pacific Gas & Electric Co., 6.40%, 6/15/33	30,000	29,857
Pacific Gas & Electric Co., 4.20%, 6/1/41	55,000	41,050
PECO Energy Co., 4.375%, 8/15/52	130,000	115,167
Public Service Co. of Colorado, 1.875%, 6/15/31	118,000	94,183
Public Service Electric & Gas Co., 3.10%, 3/15/32	102,000	89,241
Public Service Electric & Gas Co., 4.65%, 3/15/33	82,000	80,528
Southern Co., 5.20%, 6/15/33	70,000	69,477
Southern Co. Gas Capital Corp., 1.75%, 1/15/31	140,000	110,090
Union Electric Co., 3.90%, 4/1/52	94,000	76,850
Union Electric Co., 5.45%, 3/15/53	90,000	91,898
Xcel Energy, Inc., 3.40%, 6/1/30	130,000	115,919
Xcel Energy, Inc., 4.60%, 6/1/32	48,000	45,357
		3,093,984
Energy Equipment and Services†
Schlumberger Investment SA, 4.85%, 5/15/33	55,000	54,114
Entertainment — 0.1%
Warnermedia Holdings, Inc., 3.76%, 3/15/27	78,000	72,787
Warnermedia Holdings, Inc., 4.28%, 3/15/32	37,000	32,831
Warnermedia Holdings, Inc., 5.14%, 3/15/52	95,000	77,417
		183,035
Financial Services — 0.1%
GE Capital Funding LLC, 4.55%, 5/15/32	200,000	194,361
Food Products — 0.3%
JDE Peet's NV, 2.25%, 9/24/31(3)	197,000	152,693
Kraft Heinz Foods Co., 5.00%, 6/4/42	395,000	369,870
Mars, Inc., 4.75%, 4/20/33(3)	190,000	188,419
Mondelez International, Inc., 2.625%, 3/17/27	120,000	110,846
Nestle Holdings, Inc., 4.85%, 3/14/33(3)	150,000	153,172
		975,000
Ground Transportation — 0.3%
Ashtead Capital, Inc., 5.50%, 8/11/32(3)	150,000	145,179
Ashtead Capital, Inc., 5.55%, 5/30/33(3)	200,000	195,152
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45	115,000	100,224
Burlington Northern Santa Fe LLC, 3.30%, 9/15/51	70,000	52,341
Burlington Northern Santa Fe LLC, 5.20%, 4/15/54	66,000	67,386
CSX Corp., 4.25%, 3/15/29	110,000	106,573
Union Pacific Corp., 3.55%, 8/15/39	190,000	159,838
United Rentals North America, Inc., 6.00%, 12/15/29(3)	65,000	64,910
		891,603

	Shares/ Principal Amount	Value
Health Care Equipment and Supplies — 0.2%
Baxter International, Inc., 1.92%, 2/1/27	$88,000	$78,206
GE HealthCare Technologies, Inc., 5.65%, 11/15/27	280,000	283,550
Zimmer Biomet Holdings, Inc., 1.45%, 11/22/24	310,000	292,066
		653,822
Health Care Providers and Services — 0.6%
Centene Corp., 2.45%, 7/15/28	190,000	162,587
Centene Corp., 4.625%, 12/15/29	85,000	78,314
Centene Corp., 3.375%, 2/15/30	136,000	117,006
CVS Health Corp., 5.25%, 2/21/33	143,000	142,507
CVS Health Corp., 4.78%, 3/25/38	30,000	27,703
CVS Health Corp., 5.05%, 3/25/48	155,000	142,981
CVS Health Corp., 5.625%, 2/21/53	195,000	193,994
Duke University Health System, Inc., 3.92%, 6/1/47	30,000	25,102
Elevance Health, Inc., 5.125%, 2/15/53	61,000	59,199
HCA, Inc., 2.375%, 7/15/31	95,000	76,036
HCA, Inc., 5.50%, 6/1/33	118,000	117,864
HCA, Inc., 5.90%, 6/1/53	130,000	128,907
Kaiser Foundation Hospitals, 3.00%, 6/1/51	105,000	73,609
Roche Holdings, Inc., 2.61%, 12/13/51(3)	200,000	135,706
UnitedHealth Group, Inc., 4.50%, 4/15/33	265,000	258,258
UnitedHealth Group, Inc., 5.875%, 2/15/53	95,000	105,621
UnitedHealth Group, Inc., 5.05%, 4/15/53	120,000	119,365
Universal Health Services, Inc., 1.65%, 9/1/26	147,000	128,585
		2,093,344
Hotels, Restaurants and Leisure — 0.1%
Marriott International, Inc., 3.50%, 10/15/32	80,000	69,158
Starbucks Corp., 4.75%, 2/15/26	155,000	153,623
		222,781
Household Durables†
DR Horton, Inc., 2.50%, 10/15/24	90,000	86,098
Household Products — 0.1%
Clorox Co., 1.80%, 5/15/30	150,000	122,796
Clorox Co., 4.60%, 5/1/32	134,000	130,990
		253,786
Industrial Conglomerates†
Honeywell International, Inc., 4.50%, 1/15/34	120,000	117,454
Insurance — 0.1%
Allstate Corp., 5.25%, 3/30/33	130,000	129,714
Five Corners Funding Trust III, 5.79%, 2/15/33(3)	72,000	73,036
Progressive Corp., 4.95%, 6/15/33	105,000	104,193
		306,943
IT Services†
International Business Machines Corp., 4.75%, 2/6/33	110,000	107,967
Life Sciences Tools and Services†
Danaher Corp., 2.80%, 12/10/51	115,000	79,467
Machinery — 0.1%
John Deere Capital Corp., 4.75%, 1/20/28	253,000	252,975
John Deere Capital Corp., 4.85%, 10/11/29	59,000	58,989
John Deere Capital Corp., 4.70%, 6/10/30	108,000	107,363
		419,327

	Shares/ Principal Amount	Value
Media — 0.3%
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.48%, 10/23/45	$115,000	$108,190
Charter Communications Operating LLC / Charter Communications Operating Capital, 5.125%, 7/1/49	75,000	59,065
Comcast Corp., 3.20%, 7/15/36	125,000	102,647
Comcast Corp., 3.75%, 4/1/40	180,000	151,772
Comcast Corp., 2.94%, 11/1/56	125,000	81,491
Cox Communications, Inc., 3.15%, 8/15/24(3)	37,000	35,763
Cox Communications, Inc., 3.85%, 2/1/25(3)	67,000	64,856
Cox Communications, Inc., 5.70%, 6/15/33(3)	105,000	105,957
Fox Corp., 5.48%, 1/25/39	75,000	70,126
Paramount Global, 4.00%, 1/15/26	145,000	138,071
Paramount Global, 4.95%, 1/15/31	105,000	94,665
WPP Finance 2010, 3.75%, 9/19/24	26,000	25,217
		1,037,820
Metals and Mining — 0.1%
Glencore Funding LLC, 2.625%, 9/23/31(3)	170,000	136,980
South32 Treasury Ltd., 4.35%, 4/14/32(3)	120,000	105,408
		242,388
Multi-Utilities — 0.2%
Ameren Corp., 3.50%, 1/15/31	170,000	151,813
Ameren Illinois Co., 4.95%, 6/1/33	70,000	69,488
CenterPoint Energy, Inc., 2.65%, 6/1/31	98,000	81,820
Dominion Energy, Inc., 4.90%, 8/1/41	90,000	80,900
DTE Energy Co., 4.875%, 6/1/28	75,000	73,421
Sempra Energy, 3.25%, 6/15/27	30,000	27,780
Sempra Energy, 5.50%, 8/1/33	160,000	159,062
WEC Energy Group, Inc., 1.375%, 10/15/27	90,000	76,926
		721,210
Office REITs†
Alexandria Real Estate Equities, Inc., 4.50%, 7/30/29	13,000	12,302
Oil, Gas and Consumable Fuels — 0.6%
Aker BP ASA, 6.00%, 6/13/33(3)	150,000	150,147
BP Capital Markets America, Inc., 3.06%, 6/17/41	100,000	75,847
Cenovus Energy, Inc., 2.65%, 1/15/32	100,000	80,783
Diamondback Energy, Inc., 6.25%, 3/15/33	130,000	134,536
Enbridge, Inc., 5.70%, 3/8/33	127,000	128,802
Energy Transfer LP, 5.75%, 2/15/33	121,000	121,958
Energy Transfer LP, 4.90%, 3/15/35	95,000	87,222
Enterprise Products Operating LLC, 4.85%, 3/15/44	94,000	86,875
Equinor ASA, 3.25%, 11/18/49	70,000	52,630
Galaxy Pipeline Assets Bidco Ltd., 2.94%, 9/30/40(3)	308,701	248,413
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	59,000	60,558
MPLX LP, 5.65%, 3/1/53	36,000	33,692
Occidental Petroleum Corp., 6.625%, 9/1/30	140,000	145,600
SA Global Sukuk Ltd., 2.69%, 6/17/31(3)	325,000	280,288
Sabine Pass Liquefaction LLC, 5.00%, 3/15/27	180,000	177,283
Shell International Finance BV, 2.375%, 11/7/29	120,000	104,936
Shell International Finance BV, 4.375%, 5/11/45	70,000	63,188
Western Midstream Operating LP, 6.15%, 4/1/33	67,000	67,621
		2,100,379

	Shares/ Principal Amount	Value
Passenger Airlines†
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.50%, 6/20/27(3)	$7	$7
Personal Care Products — 0.1%
Kenvue, Inc., 5.10%, 3/22/43(3)	295,000	300,111
Pharmaceuticals — 0.3%
Bristol-Myers Squibb Co., 2.55%, 11/13/50	113,000	73,565
Eli Lilly & Co., 4.875%, 2/27/53	115,000	118,210
Merck & Co., Inc., 5.00%, 5/17/53	36,000	36,498
Pfizer Investment Enterprises Pte. Ltd., 4.75%, 5/19/33	165,000	164,442
Pfizer Investment Enterprises Pte. Ltd., 5.11%, 5/19/43	205,000	205,597
Pfizer Investment Enterprises Pte. Ltd., 5.30%, 5/19/53	130,000	135,261
Utah Acquisition Sub, Inc., 3.95%, 6/15/26	270,000	256,531
Viatris, Inc., 4.00%, 6/22/50	28,000	18,541
		1,008,645
Retail REITs — 0.1%
Kimco Realty OP LLC, 4.60%, 2/1/33	205,000	189,786
NNN REIT, Inc., 4.80%, 10/15/48	96,000	79,297
		269,083
Semiconductors and Semiconductor Equipment — 0.1%
Broadcom, Inc., 3.42%, 4/15/33(3)	75,000	62,754
Intel Corp., 5.20%, 2/10/33	150,000	151,499
Intel Corp., 5.70%, 2/10/53	82,000	83,478
NXP BV / NXP Funding LLC / NXP USA, Inc., 2.50%, 5/11/31	190,000	154,946
		452,677
Software†
Oracle Corp., 3.85%, 7/15/36	57,000	47,608
Oracle Corp., 3.60%, 4/1/40	155,000	119,980
		167,588
Specialized REITs — 0.1%
American Tower Corp., 5.55%, 7/15/33	36,000	36,280
Crown Castle, Inc., 4.15%, 7/1/50	83,000	65,972
Equinix, Inc., 2.90%, 11/18/26	130,000	119,311
Equinix, Inc., 1.80%, 7/15/27	80,000	69,389
		290,952
Specialty Retail — 0.1%
Lowe's Cos., Inc., 2.625%, 4/1/31	225,000	190,123
Lowe's Cos., Inc., 5.75%, 7/1/53	165,000	168,263
O'Reilly Automotive, Inc., 4.70%, 6/15/32	93,000	89,609
		447,995
Technology Hardware, Storage and Peripherals — 0.1%
Apple, Inc., 3.95%, 8/8/52	210,000	185,235
Dell International LLC / EMC Corp., 8.10%, 7/15/36	39,000	45,658
		230,893
Trading Companies and Distributors†
Aircastle Ltd., 5.25%, 8/11/25(3)	78,000	75,403
Water Utilities†
Essential Utilities, Inc., 2.70%, 4/15/30	150,000	127,200
Wireless Telecommunication Services†
Vodafone Group PLC, 4.875%, 6/19/49	135,000	119,672
TOTAL CORPORATE BONDS (Cost $33,071,030)		31,090,710

	Shares/ Principal Amount	Value
COLLATERALIZED LOAN OBLIGATIONS — 2.0%
ABPCI Direct Lending Fund CLO IV Ltd., Series 2017-2A, Class BR, VRN, 7.19%, (3-month LIBOR plus 1.90%), 10/27/33(3)	$200,000	$190,525
ACREC LLC, Series 2023-FL2, Class A, VRN, 7.32%, (1-month SOFR plus 2.23%), 2/19/38(3)	183,000	182,872
AIMCO CLO 10 Ltd., Series 2019-10A, Class BR, VRN, 6.87%, (3-month LIBOR plus 1.60%), 7/22/32(3)	260,000	254,383
Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL2, Class A, VRN, 6.29%, (1-month LIBOR plus 1.10%), 5/15/36(3)	210,500	206,816
Ares XL CLO Ltd., Series 2016-40A, Class BRR, VRN, 7.06%, (3-month LIBOR plus 1.80%), 1/15/29(3)	250,000	243,447
BDS Ltd., Series 2021-FL7, Class C, VRN, 6.86%, (1-month LIBOR plus 1.70%), 6/16/36(3)	200,000	189,342
BDS Ltd., Series 2021-FL8, Class A, VRN, 6.08%, (1-month LIBOR plus 0.92%), 1/18/36(3)	231,943	227,747
BDS Ltd., Series 2021-FL8, Class C, VRN, 6.71%, (1-month LIBOR plus 1.55%), 1/18/36(3)	200,000	189,662
BDS Ltd., Series 2021-FL8, Class D, VRN, 7.06%, (1-month LIBOR plus 1.90%), 1/18/36(3)	150,000	141,297
Bean Creek CLO Ltd., Series 2015-1A, Class AR, VRN, 6.27%, (3-month LIBOR plus 1.02%), 4/20/31(3)	200,000	198,330
BXMT Ltd., Series 2020-FL2, Class A, VRN, 6.12%, (1-month SOFR plus 1.01%), 2/15/38(3)	150,615	143,474
BXMT Ltd., Series 2020-FL2, Class C, VRN, 6.87%, (1-month SOFR plus 1.76%), 2/15/38(3)	386,000	336,967
Canyon Capital CLO Ltd., Series 2017-1A, Class BR, VRN, 6.86%, (3-month LIBOR plus 1.60%), 7/15/30(3)	125,000	122,987
Carlyle Global Market Strategies CLO Ltd., Series 2013-1A, Class BRR, VRN, 7.52%, (3-month LIBOR plus 2.20%), 8/14/30(3)	225,000	220,411
Cerberus Loan Funding XXXI LP, Series 2021-1A, Class A, VRN, 6.76%, (3-month LIBOR plus 1.50%), 4/15/32(3)	139,741	138,867
Cerberus Loan Funding XXXIII LP, Series 2021-3A, Class A, VRN, 6.82%, (3-month LIBOR plus 1.56%), 7/23/33(3)	275,000	268,908
Cerberus Loan Funding XXXIX LP, Series 2022-3A, Class A, VRN, 7.39%, (3-month SOFR plus 2.40%), 1/20/33(3)	250,000	249,172
Cerberus Loan Funding XXXVI LP, Series 2021-6A, Class A, VRN, 6.66%, (3-month LIBOR plus 1.40%), 11/22/33(3)	54,350	54,164
FS Rialto Issuer LLC, Series 2022-FL6, Class A, SEQ, VRN, 7.66%, (1-month SOFR plus 2.58%), 8/17/37(3)	216,000	215,704
Goldentree Loan Opportunities XI Ltd., Series 2015-11A, Class BR2, VRN, 6.61%, (3-month LIBOR plus 1.35%), 1/18/31(3)	125,000	124,058
KKR CLO 18 Ltd., Series 2018, Class BR, VRN, 6.86%, (3-month LIBOR plus 1.60%), 7/18/30(3)	200,000	194,928
KKR CLO 22 Ltd., Series 2022A, Class A, VRN, 6.40%, (3-month LIBOR plus 1.15%), 7/20/31(3)	175,000	174,017
KREF Ltd., Series 2021-FL2, Class B, VRN, 6.81%, (1-month LIBOR plus 1.65%), 2/15/39(3)	300,000	284,904
MF1 Ltd., Series 2021-FL7, Class AS, VRN, 6.61%, (1-month LIBOR plus 1.45%), 10/16/36(3)	350,000	338,368
Octagon Investment Partners XV Ltd., Series 2013-1A, Class BRR, VRN, 6.77%, (3-month LIBOR plus 1.50%), 7/19/30(3)	275,000	266,762
Palmer Square Loan Funding Ltd., Series 2021-3A, Class A2, VRN, 6.65%, (3-month LIBOR plus 1.40%), 7/20/29(3)	100,000	98,654

	Shares/ Principal Amount	Value
Palmer Square Loan Funding Ltd., Series 2022-2A, Class A2, VRN, 6.89%, (3-month SOFR plus 1.90%), 10/15/30(3)	$250,000	$245,378
PFP Ltd., Series 2021-8, Class C, VRN, 6.96%, (1-month LIBOR plus 1.80%), 8/9/37(3)	292,000	275,851
Shelter Growth CRE Issuer Ltd., Series 2023-FL5, Class A, VRN, 7.75%, (1-month SOFR plus 2.75%), 5/19/38(3)	186,500	185,814
Sound Point CLO XXII Ltd., Series 2019-1A, Class BR, VRN, 6.95%, (3-month LIBOR plus 1.70%), 1/20/32(3)	260,000	251,327
TCW CLO Ltd., Series 2018-1A, Class BR, VRN, 6.91%, (3-month LIBOR plus 1.65%), 4/25/31(3)	275,000	268,933
THL Credit Wind River CLO Ltd., Series 2013-2A, Class BR2, VRN, 6.83%, (3-month LIBOR plus 1.57%), 10/18/30(3)	200,000	197,855
TSTAT Ltd., Series 2022-1A, Class B, VRN, 8.32%, (3-month SOFR plus 3.27%), 7/20/31(3)	200,000	200,028
Wind River CLO Ltd., Series 2013-1A, Class A1RR, VRN, 6.23%, (3-month LIBOR plus 0.98%), 7/20/30(3)	174,025	173,068
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $7,238,250)		7,055,020
ASSET-BACKED SECURITIES — 1.8%
321 Henderson Receivables VI LLC, Series 2010-1A, Class B, SEQ, 9.31%, 7/15/61(3)	145,097	147,825
Aaset Trust, Series 2021-2A, Class A, SEQ, 2.80%, 1/15/47(3)	226,014	192,248
Aligned Data Centers Issuer LLC, Series 2021-1A, Class B, 2.48%, 8/15/46(3)	226,000	194,079
Applebee's Funding LLC / IHOP Funding LLC, Series 2019-1A, Class A2II, SEQ, 4.72%, 6/5/49(3)	297,000	274,498
Blackbird Capital Aircraft, Series 2021-1A, Class A, SEQ, 2.44%, 7/15/46(3)	239,738	206,850
Castlelake Aircraft Structured Trust, Series 2017-1R, Class A, SEQ, 2.74%, 8/15/41(3)	137,994	125,379
Clsec Holdings 22t LLC, Series 2021-1, Class B, 3.46%, 5/11/37(3)	508,115	415,806
DI Issuer LLC, Series 2021-1A, Class A2, SEQ, 3.72%, 9/15/51(3)	628,191	554,686
Edgeconnex Data Centers Issuer LLC, Series 2022-1, Class A2, SEQ, 4.25%, 3/25/52(3)	334,621	305,467
FirstKey Homes Trust, Series 2021-SFR1, Class D, 2.19%, 8/17/38(3)	300,000	258,138
FirstKey Homes Trust, Series 2021-SFR1, Class E1, 2.39%, 8/17/38(3)	200,000	171,240
Flexential Issuer, Series 2021-1A, Class A2, SEQ, 3.25%, 11/27/51(3)	414,000	361,919
Goodgreen Trust, Series 2018-1A, Class A, VRN, 3.93%, 10/15/53(3)	73,227	65,232
Goodgreen Trust, Series 2020-1A, Class A, SEQ, 2.63%, 4/15/55(3)	182,934	151,689
Goodgreen Trust, Series 2021-1A, Class A, SEQ, 2.66%, 10/15/56(3)	141,669	116,139
J.G. Wentworth XLII LLC, Series 2018-2A, Class B, 4.70%, 10/15/77(3)	190,691	164,682
J.G. Wentworth XXXIX LLC, Series 2017-2A, Class B, 5.09%, 9/17/74(3)	56,471	49,044
Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A, SEQ, 2.64%, 10/15/46(3)	379,107	330,148
MAPS Trust, Series 2021-1A, Class A, SEQ, 2.52%, 6/15/46(3)	440,518	383,149

	Shares/ Principal Amount	Value
Navigator Aircraft ABS Ltd., Series 2021-1, Class A, SEQ, 2.77%, 11/15/46(3)	$378,199	$329,862
New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.41%, 10/20/61(3)	500,000	417,568
Progress Residential Trust, Series 2021-SFR3, Class C, 2.09%, 5/17/26(3)	200,000	176,241
Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class C, 1.79%, 11/20/37(3)	59,489	54,576
Stack Infrastructure Issuer LLC, Series 2019-1A, Class A2, SEQ, 4.54%, 2/25/44(3)	351,146	345,855
Stack Infrastructure Issuer LLC, Series 2021-1A, Class A2, SEQ, 1.88%, 3/26/46(3)	228,000	199,808
Taco Bell Funding LLC, Series 2016-1A, Class A23, SEQ, 4.97%, 5/25/46(3)	188,000	181,288
VSE VOI Mortgage LLC, Series 2018-A, Class B, 3.72%, 2/20/36(3)	35,368	33,986
TOTAL ASSET-BACKED SECURITIES (Cost $7,067,229)		6,207,402
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.9%
Private Sponsor Collateralized Mortgage Obligations — 0.8%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	774	696
Bellemeade Re Ltd., Series 2019-3A, Class B1, VRN, 7.65%, (1-month LIBOR plus 2.50%), 7/25/29(3)	130,000	129,972
Bellemeade RE Ltd., Series 2019-3A, Class M1C, VRN, 7.10%, (1-month LIBOR plus 1.95%), 7/25/29(3)	91,190	91,420
CHNGE Mortgage Trust, Series 2022-1, Class A1, SEQ, VRN, 3.01%, 1/25/67(3)	222,830	198,652
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	273	248
Credit Suisse Mortgage Trust, Series 2021-NQM2, Class A2, SEQ, VRN, 1.38%, 2/25/66(3)	91,108	75,370
Credit Suisse Mortgage Trust, Series 2021-RPL3, Class A1, SEQ, VRN, 2.00%, 1/25/60(3)	124,265	105,024
Deephaven Residential Mortgage Trust, Series 2020-2, Class M1, VRN, 4.11%, 5/25/65(3)	200,000	183,502
Eagle RE Ltd., Series 2021-1, Class M1C, VRN, 7.77%, (30-day average SOFR plus 2.70%), 10/25/33(3)	221,015	221,436
GCAT Trust, Series 2021-CM2, Class A1, SEQ, VRN, 2.35%, 8/25/66(3)	337,881	303,771
GCAT Trust, Series 2021-NQM1, Class A3, SEQ, VRN, 1.15%, 1/25/66(3)	79,447	65,562
Home RE Ltd., Series 2021-1, Class M1B, VRN, 6.70%, (1-month LIBOR plus 1.55%), 7/25/33(3)	31,004	30,986
Home RE Ltd., Series 2022-1, Class M1A, VRN, 7.92%, (30-day average SOFR plus 2.85%), 10/25/34(3)	150,000	150,957
JP Morgan Mortgage Trust, Series 2017-1, Class A2, VRN, 3.45%, 1/25/47(3)	28,380	25,137
JP Morgan Mortgage Trust, Series 2020-3, Class A15, VRN, 3.50%, 8/25/50(3)	61,338	53,909
MFA Trust, Series 2021-INV2, Class A3, SEQ, VRN, 2.26%, 11/25/56(3)	233,432	196,095
NewRez Warehouse Securitization Trust, Series 2021-1, Class A, VRN, 5.90%, (1-month LIBOR plus 0.75%), 5/25/55(3)	216,667	215,161

	Shares/ Principal Amount	Value
PRMI Securitization Trust, Series 2021-1, Class A5, VRN, 2.50%, 4/25/51(3)	$298,632	$231,483
Sofi Mortgage Trust, Series 2016-1A, Class 1A4, SEQ, VRN, 3.00%, 11/25/46(3)	5,855	5,184
Starwood Mortgage Residential Trust, Series 2020-2, Class B1E, VRN, 3.00%, 4/25/60(3)	156,000	139,121
Verus Securitization Trust, Series 2021-R2, Class A2, VRN, 1.12%, 2/25/64(3)	75,550	65,114
Verus Securitization Trust, Series 2021-R2, Class A3, VRN, 1.23%, 2/25/64(3)	90,660	78,174
		2,566,974
U.S. Government Agency Collateralized Mortgage Obligations — 0.1%
FHLMC, Series 2020-DNA5, Class M2, VRN, 7.87%, (30-day average SOFR plus 2.80%), 10/25/50(3)	82,072	83,487
FHLMC, Series 2023-HQA2, Class M1A, VRN, 7.07%, (30-day average SOFR plus 2.00%), 6/25/43(3)	150,000	150,000
FNMA, Series 2013-C01, Class M2, VRN, 10.40%, (1-month LIBOR plus 5.25%), 10/25/23	145,836	147,496
FNMA, Series 2014-C02, Class 2M2, VRN, 7.75%, (1-month LIBOR plus 2.60%), 5/25/24	25,244	25,472
FNMA, Series 2017-C03, Class 1M2C, VRN, 8.15%, (1-month LIBOR plus 3.00%), 10/25/29	40,000	40,860
		447,315
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $3,295,988)		3,014,289
U.S. GOVERNMENT AGENCY SECURITIES — 0.5%
FHLMC, 6.25%, 7/15/32	700,000	813,731
FNMA, 0.75%, 10/8/27	600,000	520,797
FNMA, 0.875%, 8/5/30	500,000	402,189
Tennessee Valley Authority, 1.50%, 9/15/31	100,000	80,875
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $1,918,580)		1,817,592
MUNICIPAL SECURITIES — 0.4%
Bay Area Toll Authority Rev., 6.92%, 4/1/40	70,000	82,621
California State University Rev., 2.98%, 11/1/51	200,000	144,278
Dallas Area Rapid Transit Rev., 6.00%, 12/1/44	25,000	28,633
Foothill-Eastern Transportation Corridor Agency Rev., 4.09%, 1/15/49	85,000	70,522
Golden State Tobacco Securitization Corp. Rev., 2.75%, 6/1/34	225,000	183,527
Houston GO, 3.96%, 3/1/47	25,000	22,213
Los Angeles Department of Airports Rev., 6.58%, 5/15/39	25,000	27,735
Michigan Strategic Fund Rev., (Flint Water Advocacy Fund), 3.23%, 9/1/47	200,000	153,659
Missouri Highway & Transportation Commission Rev., 5.45%, 5/1/33	20,000	20,613
New Jersey Turnpike Authority Rev., 7.41%, 1/1/40	65,000	81,574
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	85,000	103,755
New York City Municipal Water Finance Authority Rev. (New York City Water & Sewer System), 5.95%, 6/15/42	45,000	51,187
Ohio Turnpike & Infrastructure Commission Rev., 3.22%, 2/15/48	100,000	73,427
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	40,000	40,096

		Shares/ Principal Amount	Value
Regents of the University of California Medical Center Pooled Rev., 3.26%, 5/15/60		$100,000	$70,453
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40		45,000	47,652
Sacramento Municipal Utility District Rev., 6.16%, 5/15/36		25,000	27,523
Santa Clara Valley Transportation Authority Rev., 5.88%, 4/1/32		30,000	31,382
State of California GO, 4.60%, 4/1/38		120,000	115,257
State of California GO, 7.55%, 4/1/39		70,000	88,362
State of California GO, 7.30%, 10/1/39		15,000	18,145
State of California GO, 7.60%, 11/1/40		20,000	25,587
Texas Natural Gas Securitization Finance Corp. Rev., 5.17%, 4/1/41		20,000	20,622
University of California Rev., 3.07%, 5/15/51		70,000	49,590
TOTAL MUNICIPAL SECURITIES (Cost $1,855,637)			1,578,413
AFFILIATED FUNDS(5) — 0.2%
American Century Emerging Markets Bond ETF (Cost $780,675)		21,000	793,905
EXCHANGE-TRADED FUNDS — 0.2%
iShares Core S&P 500 ETF (Cost $654,211)		1,539	685,948
COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.2%
BX Commercial Mortgage Trust, Series 2020-VIV2, Class C, VRN, 3.66%, 3/9/44(3)		$179,280	146,899
BX Commercial Mortgage Trust, Series 2020-VIVA, Class D, VRN, 3.67%, 3/11/44(3)		138,000	110,463
BX Commercial Mortgage Trust, Series 2021-VOLT, Class F, VRN, 7.59%, (1-month LIBOR plus 2.40%), 9/15/36(3)		200,000	187,052
ELP Commercial Mortgage Trust, Series 2021-ELP, Class E, VRN, 7.31%, (1-month LIBOR plus 2.12%), 11/15/38(3)		193,000	185,594
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $722,789)			630,008
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.2%
Germany — 0.2%
Bundesrepublik Deutschland Bundesanleihe, 0.00%, 5/15/35(6)	EUR	650,000	533,625
Peru†
Peruvian Government International Bond, 5.625%, 11/18/50		$30,000	31,047
Uruguay†
Uruguay Government International Bond, 4.125%, 11/20/45		20,000	18,260
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $581,338)			582,932
BANK LOAN OBLIGATIONS(7)†
Pharmaceuticals†
Horizon Therapeutics USA Inc., 2021 Term Loan B2, 6.95%, (1-month SOFR plus 1.75%), 3/15/28 (Cost $124,962)		125,000	124,788
SHORT-TERM INVESTMENTS — 2.1%
Money Market Funds — 1.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class		3,430,568	3,430,568

	Shares/ Principal Amount	Value
Treasury Bills(8) — 1.1%
U.S. Treasury Bills, 5.24%, 6/13/24	$4,000,000	$3,802,966
TOTAL SHORT-TERM INVESTMENTS (Cost $7,238,364)		7,233,534
TOTAL INVESTMENT SECURITIES — 99.5% (Cost $308,715,391)		344,444,002
OTHER ASSETS AND LIABILITIES — 0.5%		1,642,794
TOTAL NET ASSETS — 100.0%		$346,086,796

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	512,637	EUR	474,122	Goldman Sachs & Co.	9/15/23	$(6,572)
USD	317,148	EUR	289,059	Bank of America N.A.	9/29/23	377
USD	615,103	EUR	561,143	JPMorgan Chase Bank N.A.	9/29/23	161
USD	317,172	EUR	289,059	Morgan Stanley	9/29/23	401
USD	31,605	EUR	28,835	Morgan Stanley	9/29/23	5
						$(5,628)

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	74	September 2023	$15,047,437	$(148,488)
U.S. Treasury 5-Year Notes	42	September 2023	4,497,938	(45,160)
U.S. Treasury 10-Year Notes	30	September 2023	3,367,969	(20,502)
U.S. Treasury 10-Year Ultra Notes	30	September 2023	3,553,125	(30,993)
U.S. Treasury Long Bonds	13	September 2023	1,649,781	(21,025)
U.S. Treasury Ultra Bonds	1	September 2023	136,219	(1,565)
			$28,252,469	$(267,733)
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS
Reference Entity	Type	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America Investment Grade Index Series 40	Buy	(1.00)%	6/20/28	$6,500,000	$(73,148)	$(26,066)	$(99,214)
^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	2.90%	10/11/23	$550,000	$140	$1,953	$2,093
CPURNSA	Receive	2.97%	10/14/23	$800,000	145	2,380	2,525
CPURNSA	Receive	2.97%	10/14/23	$800,000	144	2,381	2,525
					$429	$6,714	$7,143

NOTES TO SCHEDULE OF INVESTMENTS
CDX	–	Credit Derivatives Indexes
CPURNSA	–	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
EUR	–	Euro
FHLMC	–	Federal Home Loan Mortgage Corporation
FNMA	–	Federal National Mortgage Association
GNMA	–	Government National Mortgage Association
GO	–	General Obligation
H15T1Y	–	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
LIBOR	–	London Interbank Offered Rate
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
TBA	–	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
USD	–	United States Dollar
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $734,236.
(3)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $20,780,703, which represented 6.0% of total net assets.
(4)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(5)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(6)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(7)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.
(8)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

See Notes to Financial Statements.

Statement of Assets and Liabilities

JUNE 30, 2023 (UNAUDITED)
Assets
Investment securities - unaffiliated, at value (cost of $307,934,716)	$343,650,097
Investment securities - affiliated, at value (cost of $780,675)	793,905
Total investment securities, at value (cost of $308,715,391)	344,444,002
Receivable for investments sold	3,505,547
Receivable for capital shares sold	186,714
Receivable for variation margin on futures contracts	23,510
Receivable for variation margin on swap agreements	609
Unrealized appreciation on forward foreign currency exchange contracts	944
Interest and dividends receivable	983,280
349,144,606

Liabilities
Payable for investments purchased	2,761,584
Payable for capital shares redeemed	23,900
Payable for variation margin on swap agreements	8,248
Unrealized depreciation on forward foreign currency exchange contracts	6,572
Accrued management fees	228,443
Distribution fees payable	29,063
3,057,810

Net Assets	$346,086,796

Net Assets Consist of:
Capital (par value and paid-in surplus)	$336,705,953
Distributable earnings (loss)	9,380,843
$346,086,796

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Class I, $0.01 Par Value	$201,982,244	27,774,274	$7.27
Class II, $0.01 Par Value	$144,104,552	19,815,580	$7.27

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED JUNE 30, 2023 (UNAUDITED)
Investment Income (Loss)
Income:
Interest (net of foreign taxes withheld of $399)	$2,662,306
Dividends (including $18,104 from affiliated funds and net of foreign taxes withheld of $2,610)	1,655,934
4,318,240

Expenses:
Management fees	1,457,708
Distribution fees - Class II	171,850
Directors' fees and expenses	5,465
Other expenses	2,079
1,637,102
Fees waived(1)	(116,480)
1,520,622

Net investment income (loss)	2,797,618

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(5,605,436)
Forward foreign currency exchange contract transactions	(13,159)
Futures contract transactions	(646,806)
Swap agreement transactions	(109,328)
Foreign currency translation transactions	(1,072)
(6,375,801)

Change in net unrealized appreciation (depreciation) on:
Investments (including $6,300 from affiliated funds)	33,659,875
Forward foreign currency exchange contracts	432
Futures contracts	(58,027)
Swap agreements	10,916
Translation of assets and liabilities in foreign currencies	60
33,613,256

Net realized and unrealized gain (loss)	27,237,455

Net Increase (Decrease) in Net Assets Resulting from Operations	$30,035,073
(1)Amount consists of $67,718 and $48,762 for Class I and Class II, respectively.

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED JUNE 30, 2023 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2022
Increase (Decrease) in Net Assets	June 30, 2023	December 31, 2022
Operations
Net investment income (loss)	$2,797,618	$3,884,519
Net realized gain (loss)	(6,375,801)	(19,104,741)
Change in net unrealized appreciation (depreciation)	33,613,256	(53,600,264)
Net increase (decrease) in net assets resulting from operations	30,035,073	(68,820,486)

Distributions to Shareholders
From earnings:
Class I	(1,886,725)	(33,151,886)
Class II	(1,177,847)	(23,855,577)
Decrease in net assets from distributions	(3,064,572)	(57,007,463)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(25,395)	48,324,101

Net increase (decrease) in net assets	26,945,106	(77,503,848)

Net Assets
Beginning of period	319,141,690	396,645,538
End of period	$346,086,796	$319,141,690

See Notes to Financial Statements.

Notes to Financial Statements

JUNE 30, 2023 (UNAUDITED)

1. Organization

American Century Variable Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. VP Balanced Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities. The fund offers Class I and Class II.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, bank loan obligations, municipal securities and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income less foreign taxes withheld, if any, is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income. Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Forward Commitments — The fund may engage in securities transactions on a forward commitment basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment. The fund may sell a to-be-announced (TBA) security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the fund may purchase a TBA security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are known as “TBA roll” transactions and are accounted for as purchases and sales. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation's investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund's assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts), as well as exchange-traded funds managed by the investment advisor, that use very similar investment teams and strategies (strategy assets). The management fee schedule ranges from 0.80% to 0.90% for each class. From January 1, 2023 through July 31, 2023, the investment advisor agreed to waive 0.07% of the fund's management fee. Effective August 1, 2023, the investment advisor agreed to increase the amount of the waiver from 0.07% to 0.13% of the fund's management fee. The investment advisor expects this waiver to continue until July 31, 2024 and cannot terminate it prior to such date without the approval of the Board of Directors. The effective annual management fee for each class for the period ended June 30, 2023 was 0.89% before waiver and 0.82% after waiver.

Distribution Fees — The Board of Directors has adopted the Master Distribution Plan (the plan) for Class II, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that Class II will pay ACIS an annual distribution fee equal to 0.25%. The fee is computed and accrued daily based on the Class II daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of Class II including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. Fees incurred under the plan during the period ended June 30, 2023 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the period ended June 30, 2023 totaled $119,244,480, of which $61,241,825 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the period ended June 30, 2023 totaled $126,448,641, of which $55,689,012 represented U.S. Treasury and Government Agency obligations.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended June 30, 2023		Year ended December 31, 2022
	Shares	Amount	Shares	Amount
Class I/Shares Authorized	150,000,000		150,000,000
Sold	1,403,424	$9,843,692	1,570,561	$11,794,505
Issued in reinvestment of distributions	268,411	1,886,725	4,315,806	33,151,886
Redeemed	(1,425,183)	(9,972,053)	(2,596,921)	(19,352,623)
	246,652	1,758,364	3,289,446	25,593,768
Class II/Shares Authorized	75,000,000		75,000,000
Sold	799,835	5,640,916	1,944,115	14,780,292
Issued in reinvestment of distributions	167,612	1,177,847	3,100,203	23,855,577
Redeemed	(1,230,437)	(8,602,522)	(2,196,424)	(15,905,536)
	(262,990)	(1,783,759)	2,847,894	22,730,333
Net increase (decrease)	(16,338)	$(25,395)	6,137,340	$48,324,101

6. Affiliated Fund Transactions

A summary of transactions for each affiliated fund for the period ended June 30, 2023 follows (amounts in thousands):

Affiliated Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
American Century Emerging Markets Bond ETF	$788	—	—	$6	$794	21	—	$18
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds. Additional information and attributes of each affiliated fund are available at americancentury.com.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.

7. Investments in Affiliated Funds

The fund does not invest in an affiliated fund for the purpose of exercising management or control; however, investments by the fund within its investment strategy may represent a significant portion of an affiliated fund's net assets.

8. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$207,192,039	$2,778,263	—
U.S. Treasury Securities	—	39,691,197	—
U.S. Government Agency Mortgage-Backed Securities	—	33,967,962	—
Corporate Bonds	—	31,090,710	—
Collateralized Loan Obligations	—	7,055,020	—
Asset-Backed Securities	—	6,207,402	—
Collateralized Mortgage Obligations	—	3,014,289	—
U.S. Government Agency Securities	—	1,817,592	—
Municipal Securities	—	1,578,413	—
Affiliated Funds	793,905	—	—
Exchange-Traded Funds	685,948	—	—
Commercial Mortgage-Backed Securities	—	630,008	—
Sovereign Governments and Agencies	—	582,932	—
Bank Loan Obligations	—	124,788	—
Short-Term Investments	3,430,568	3,802,966	—
	$212,102,460	$132,341,542	—
Other Financial Instruments
Swap Agreements	—	$7,143	—
Forward Foreign Currency Exchange Contracts	—	944	—
	—	$8,087	—

Liabilities
Other Financial Instruments
Futures Contracts	$267,733	—	—
Swap Agreements	—	$99,214	—
Forward Foreign Currency Exchange Contracts	—	6,572	—
	$267,733	$105,786	—

9. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively.

The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The fund's average notional amount held during the period was $7,947,120.

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon settlement of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $1,934,133.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to interest rate risk derivative instruments held during the period was $22,651,729 futures contracts purchased.

Other Contracts — A fund may enter into total return swap agreements in order to attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets or gain exposure to certain markets in the most economical way possible. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments, including inflationary risk. The fund's average notional amount held during the period was $2,150,000.

Value of Derivative Instruments as of June 30, 2023

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Credit Risk	Receivable for variation margin on swap agreements*	—	Payable for variation margin on swap agreements*	$8,248
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	$944	Unrealized depreciation on forward foreign currency exchange contracts	6,572
Interest Rate Risk	Receivable for variation margin on futures contracts*	23,510	Payable for variation margin on futures contracts*	—
Other Contracts	Receivable for variation margin on swap agreements*	609	Payable for variation margin on swap agreements*	—
		$25,063		$14,820
*Included in the unrealized appreciation (depreciation) on futures contracts or centrally cleared swap agreements, as applicable, as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2023

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$(109,328)	Change in net unrealized appreciation (depreciation) on swap agreements	$311
Foreign Currency Risk	Net realized gain (loss) on forward foreign currency exchange contract transactions	(13,159)	Change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	432
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	(646,806)	Change in net unrealized appreciation (depreciation) on futures contracts	(58,027)
Other Contracts	Net realized gain (loss) on swap agreement transactions	—	Change in net unrealized appreciation (depreciation) on swap agreements	10,605
		$(769,293)		$(46,679)

10. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

The fund may invest in instruments that have variable or floating coupon rates based on the London Interbank Offered Rate (LIBOR). LIBOR is a benchmark interest rate intended to be representative of the rate at which certain major international banks lend to one another over short-terms. Financial institutions have started the process of phasing out LIBOR and the transition process to a replacement rate may lead to increased volatility or illiquidity in markets for instruments that rely on LIBOR. This could result in a change to the value of such instruments or a change in the cost of temporary borrowing for the fund.

11. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$309,442,603
Gross tax appreciation of investments	$52,877,987
Gross tax depreciation of investments	(17,876,588)
Net tax appreciation (depreciation) of investments	$35,001,399

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of December 31, 2022, the fund had accumulated short-term capital losses of $(14,465,741) and accumulated long-term capital losses of $(4,599,115), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Class I
2023(3)	$6.70	0.06	0.58	0.64	(0.07)	—	(0.07)	$7.27	9.57%	0.82%(4)	0.89%(4)	1.81%(4)	1.74%(4)	37%	$201,982
2022	$9.56	0.09	(1.57)	(1.48)	(0.09)	(1.29)	(1.38)	$6.70	(17.27)%	0.83%	0.90%	1.24%	1.17%	92%	$184,541
2021	$8.73	0.06	1.27	1.33	(0.07)	(0.43)	(0.50)	$9.56	15.77%	0.83%	0.88%	0.63%	0.58%	195%	$231,837
2020	$8.18	0.08	0.84	0.92	(0.09)	(0.28)	(0.37)	$8.73	12.53%	0.85%	0.89%	1.03%	0.99%	189%	$201,325
2019	$7.09	0.11	1.27	1.38	(0.12)	(0.17)	(0.29)	$8.18	19.85%	0.79%	0.90%	1.48%	1.37%	115%	$177,510
2018	$7.53	0.12	(0.40)	(0.28)	(0.11)	(0.05)	(0.16)	$7.09	(3.83)%	0.76%	0.90%	1.55%	1.41%	120%	$142,595
Class II
2023(3)	$6.70	0.05	0.58	0.63	(0.06)	—	(0.06)	$7.27	9.43%	1.07%(4)	1.14%(4)	1.56%(4)	1.49%(4)	37%	$144,105
2022	$9.56	0.07	(1.57)	(1.50)	(0.07)	(1.29)	(1.36)	$6.70	(17.47)%	1.08%	1.15%	0.99%	0.92%	92%	$134,601
2021	$8.73	0.03	1.27	1.30	(0.04)	(0.43)	(0.47)	$9.56	15.48%	1.08%	1.13%	0.38%	0.33%	195%	$164,809
2020	$8.18	0.06	0.85	0.91	(0.08)	(0.28)	(0.36)	$8.73	12.27%	1.10%	1.14%	0.78%	0.74%	189%	$139,620
2019	$7.10	0.09	1.26	1.35	(0.10)	(0.17)	(0.27)	$8.18	19.39%	1.04%	1.15%	1.23%	1.12%	115%	$109,422
2018	$7.53	0.10	(0.39)	(0.29)	(0.09)	(0.05)	(0.14)	$7.10	(3.93)%	1.01%	1.15%	1.30%	1.16%	120%	$74,928

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized. The total returns presented do not include the fees and charges assessed with investments in variable insurance products, those charges are disclosed in the separate account prospectus. The inclusion of such fees and charges would lower total return.
(3)Six months ended June 30, 2023 (unaudited).
(4)Annualized.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of the fund in relation to income earned and/or fluctuations in the fair value of the fund's investments.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 28, 2023, the Fund’s Board of Directors (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Directors, including a majority of the independent Directors, each year.

Prior to its consideration of the renewal of the management agreement, the Directors requested and reviewed data and information compiled by the Advisor and certain independent data providers concerning the Fund. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continual basis and the information received was supplemental to the information that the Board and its committees receive and consider over time.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor and its affiliates included, but was not limited to

•the nature, extent, and quality of investment management, shareholder services, distribution services, and other services provided to the Fund;
•the wide range of programs and services the Advisor and other service providers provide to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance compared to appropriate benchmarks and/or peer groups of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similarly-managed funds;
•the Advisor’s compliance policies, procedures, and regulatory experience and those of certain other service providers;
•the Advisor’s strategic plans, generally, and with respect to areas of heightened regulatory interest in the mutual fund industry and certain recent geopolitical and other issues;
•the Advisor’s business continuity plans, vendor management practices, and information security practices;
•the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the Advisor’s financial results of operation;
•possible economies of scale associated with the Advisor’s management of the Fund;
•any collateral benefits derived by the Advisor from the management of the Fund;
•fees and expenses associated with any investment by the Fund in other funds;
•payments to intermediaries by the Fund and the Advisor and services provided by intermediaries in connection therewith; and
•services provided and charges to the Advisor's other investment management clients.

The Board held two meetings to consider the renewal. The independent Directors also met in private session multiple times to review and discuss the information provided in response to their request. The independent Directors held active discussions with the Advisor regarding the renewal of the management agreement, requesting supplemental information, and reviewing information provided by the Advisor in response thereto. The independent Directors had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors.

In deciding to renew the management agreement, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services which include, without limitation, the following:

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•liquidity monitoring and management
•risk management, including information security
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Directors’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and principal investment strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, provides oversight of the investment performance process. It regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Board discusses with the Advisor the reasons for such results and any actions being taken to improve performance and may conduct special reviews until performance improves. The Fund’s performance was below its benchmark for the one-, three-, five-, and ten-year periods reviewed by the Board. In relation to industry peers, the Fund was above the median of its peer performance universe as identified by a third-party service provider for the three-, five-, and ten-year periods and below the median for the one-year period. The Board discussed the Fund's performance with the Advisor, including steps being taken to address underperformance, and was satisfied with the efforts being undertaken by the Advisor. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including information security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund (pre- and post-distribution), and its financial results of operation. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the terms of the current management agreement. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is sharing economies of scale, to the extent they exist, through its fee structure, and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded content and services. The Board also noted that economies of scale are shared with the Fund and its shareholders through management fee breakpoints that serve to reduce the effective management fee as the assets of the Fund grow.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage and other transaction fees and expenses relating to acquisition and disposition of portfolio securities, acquired fund fees and expenses, taxes, interest, extraordinary expenses, fund litigation expenses, fees and expenses of the Fund’s independent Directors (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Investment Company Act Rule 12b-1. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratios of its peers. The unified fee charged to shareholders of the Fund was above the median of the total expense ratios of the Fund’s peer expense universe. In addition, the Board reviewed the Fund’s position relative to the narrower set of its expense group peers. The Board and the Advisor agreed to a temporary reduction of the Fund's annual unified management fee of 0.13% (e.g., the Class I unified fee will be reduced from 0.89% to 0.76%) for at least one year, beginning August 1, 2023. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Directors also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided in response thereto. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Directors reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund's Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. To the extent there are potential collateral benefits, the Board has been advised and has taken this into consideration in its review of the management contract with the Fund. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with prospective clients, service providers, and counterparties. Additionally, the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions, which the Board concluded is likely to benefit other clients of the Advisor, as well as Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded that appropriate allocation methodologies had been employed to assign resources and the cost of those resources to these other clientsand, where expressly provided, these other client assets may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and received over time, determined that the terms of the management agreement are fair and reasonable and that the management fee charged to the Fund is reasonable in light of the services provided and that the management agreement between the Fund and the Advisor should be renewed for an additional one-year period.

Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program (the “program”). The Fund’s Board of Directors (the "Board") has designated American Century Investment Management, Inc. (“ACIM”) as the administrator of the program. Personnel of ACIM or its affiliates, including members of ACIM’s Investment Oversight Committee who are members of ACIM’s Investment Management and Global Analytics departments, conduct the day-to-day operation of the program pursuant to the program.

Under the program, ACIM manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. ACIM’s process of determining the degree of liquidity of certain investments held by the Fund is supported by a third-party liquidity assessment vendor.

The Board reviewed a report prepared by ACIM regarding the operation and effectiveness of the program for the period January 1, 2022 through December 31, 2022. No significant liquidity events impacting the Fund were noted in the report. In addition, ACIM provided its assessment that the program had been effective in managing the Fund’s liquidity risk.

Additional Information

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-378-9878. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at americancentury.com and, upon request, by calling 1-800-378-9878. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

Notes

Notes

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investment Professional Service Representatives	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Variable Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2023 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92976 2308

Semiannual Report

June 30, 2023

VP Capital Appreciation Fund
Class I (AVCIX)
Class II (AVCWX)
Class Y (AVCYX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Fund Characteristics

JUNE 30, 2023
Types of Investments in Portfolio	% of net assets
Common Stocks	97.6%
Short-Term Investments	3.2%
Other Assets and Liabilities	(0.8)%

Top Five Industries	% of net assets
Software	11.6%
Life Sciences Tools and Services	9.1%
Hotels, Restaurants and Leisure	5.6%
Biotechnology	5.5%
Capital Markets	5.3%

2

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2023 to June 30, 2023.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period(1) 1/1/23 - 6/30/23	Annualized Expense Ratio(1)
Actual
Class I	$1,000	$1,144.90	$4.89	0.92%
Class II	$1,000	$1,144.70	$5.69	1.07%
Class Y	$1,000	$1,147.50	$3.04	0.57%
Hypothetical
Class I	$1,000	$1,020.23	$4.61	0.92%
Class II	$1,000	$1,019.49	$5.36	1.07%
Class Y	$1,000	$1,021.97	$2.86	0.57%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
3

Schedule of Investments

JUNE 30, 2023 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 97.6%
Aerospace and Defense — 3.8%
CAE, Inc.(1)	133,176	$2,980,690
Curtiss-Wright Corp.	44,604	8,191,971
HEICO Corp.	34,942	6,182,637
		17,355,298
Automobile Components — 2.5%
Aptiv PLC(1)	77,047	7,865,728
Mobileye Global, Inc., Class A(1)(2)	91,400	3,511,588
		11,377,316
Beverages — 2.3%
Celsius Holdings, Inc.(1)	72,881	10,873,116
Biotechnology — 5.5%
Amicus Therapeutics, Inc.(1)	290,911	3,653,842
BioMarin Pharmaceutical, Inc.(1)	37,542	3,254,141
Cytokinetics, Inc.(1)	163,963	5,348,473
Neurocrine Biosciences, Inc.(1)	71,010	6,696,243
Sarepta Therapeutics, Inc.(1)	43,465	4,977,612
Viking Therapeutics, Inc.(1)	100,545	1,629,834
		25,560,145
Broadline Retail — 0.2%
Etsy, Inc.(1)	10,766	910,911
Building Products — 1.5%
Trane Technologies PLC	36,181	6,919,978
Capital Markets — 5.3%
Ares Management Corp., Class A	79,428	7,652,888
LPL Financial Holdings, Inc.	36,620	7,962,287
MSCI, Inc.	18,774	8,810,450
		24,425,625
Chemicals — 2.3%
Avient Corp.	114,852	4,697,447
Element Solutions, Inc.	300,325	5,766,240
		10,463,687
Commercial Services and Supplies — 1.9%
Republic Services, Inc.	56,418	8,641,545
Communications Equipment — 0.8%
Arista Networks, Inc.(1)	22,418	3,633,061
Containers and Packaging — 1.2%
Avery Dennison Corp.	31,353	5,386,445
Electrical Equipment — 4.2%
AMETEK, Inc.	52,223	8,453,859
Plug Power, Inc.(1)(2)	64,868	673,979
Regal Rexnord Corp.	48,890	7,524,171
Vertiv Holdings Co.	115,212	2,853,801
		19,505,810
Electronic Equipment, Instruments and Components — 2.9%
Cognex Corp.	109,561	6,137,607
Keysight Technologies, Inc.(1)	42,074	7,045,292
		13,182,899
4

	Shares	Value
Entertainment — 2.7%
Spotify Technology SA(1)	47,012	$7,547,777
Take-Two Interactive Software, Inc.(1)	35,015	5,152,807
		12,700,584
Financial Services — 0.9%
Adyen NV(1)	2,360	4,086,736
Food Products — 3.1%
Hershey Co.	56,883	14,203,685
Ground Transportation — 1.3%
Norfolk Southern Corp.	26,222	5,946,101
Health Care Equipment and Supplies — 4.7%
Dexcom, Inc.(1)	88,727	11,402,307
GE HealthCare Technologies, Inc.(1)	42,431	3,447,095
Glaukos Corp.(1)	50,699	3,610,276
Lantheus Holdings, Inc.(1)	37,082	3,111,921
		21,571,599
Health Care Providers and Services — 1.0%
R1 RCM, Inc.(1)	255,737	4,718,348
Hotels, Restaurants and Leisure — 5.6%
Airbnb, Inc., Class A(1)	77,897	9,983,280
Chipotle Mexican Grill, Inc.(1)	1,709	3,655,551
Hilton Worldwide Holdings, Inc.	82,729	12,041,206
		25,680,037
Insurance — 1.0%
Ryan Specialty Holdings, Inc.(1)	102,945	4,621,201
Interactive Media and Services — 0.9%
Match Group, Inc.(1)	98,272	4,112,683
IT Services — 1.3%
Cloudflare, Inc., Class A(1)	89,690	5,863,035
Life Sciences Tools and Services — 9.1%
Agilent Technologies, Inc.	66,465	7,992,416
Avantor, Inc.(1)	227,528	4,673,425
Bio-Techne Corp.	87,158	7,114,708
IQVIA Holdings, Inc.(1)	58,311	13,106,563
Mettler-Toledo International, Inc.(1)	6,965	9,135,573
		42,022,685
Machinery — 2.3%
Graco, Inc.	58,498	5,051,302
Parker-Hannifin Corp.	14,253	5,559,240
		10,610,542
Media — 1.9%
Trade Desk, Inc., Class A(1)	112,027	8,650,725
Metals and Mining — 0.2%
Capstone Copper Corp.(1)	249,165	1,130,388
Oil, Gas and Consumable Fuels — 3.3%
Excelerate Energy, Inc., Class A	79,187	1,609,872
Hess Corp.	100,687	13,688,397
		15,298,269
Professional Services — 3.2%
Jacobs Solutions, Inc.	61,850	7,353,347
Paycom Software, Inc.	7,051	2,265,063
Verisk Analytics, Inc.	23,632	5,341,541
		14,959,951
5

	Shares	Value
Semiconductors and Semiconductor Equipment — 5.2%
Enphase Energy, Inc.(1)	23,399	$3,918,865
Marvell Technology, Inc.	69,253	4,139,944
Monolithic Power Systems, Inc.	12,053	6,511,392
Teradyne, Inc.	83,696	9,317,876
		23,888,077
Software — 11.6%
Cadence Design Systems, Inc.(1)	40,316	9,454,908
Datadog, Inc., Class A(1)	60,227	5,925,132
DocuSign, Inc.(1)	73,041	3,731,665
HubSpot, Inc.(1)	18,960	10,088,426
Manhattan Associates, Inc.(1)	48,096	9,613,429
Palantir Technologies, Inc., Class A(1)	322,980	4,951,283
Palo Alto Networks, Inc.(1)	38,568	9,854,510
		53,619,353
Specialty Retail — 2.2%
Burlington Stores, Inc.(1)	33,746	5,311,283
Chewy, Inc., Class A(1)	64,760	2,556,077
Five Below, Inc.(1)	12,929	2,541,066
		10,408,426
Textiles, Apparel and Luxury Goods — 1.7%
lululemon athletica, Inc.(1)	7,046	2,666,911
On Holding AG, Class A(1)	156,128	5,152,224
		7,819,135
TOTAL COMMON STOCKS (Cost $360,431,129)		450,147,396
SHORT-TERM INVESTMENTS — 3.2%
Money Market Funds — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class	22,653	22,653
State Street Navigator Securities Lending Government Money Market Portfolio(3)	1,004,671	1,004,671
		1,027,324
Repurchase Agreements — 3.0%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 4.25% - 4.50%, 5/15/38 - 11/15/40, valued at $2,182,263), in a joint trading account at 5.02%, dated 6/30/23, due 7/3/23 (Delivery value $2,127,189)		2,126,299
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.125%, 11/15/32, valued at $11,759,612), at 5.04%, dated 6/30/23, due 7/3/23 (Delivery value $11,533,842)		11,529,000
		13,655,299
TOTAL SHORT-TERM INVESTMENTS (Cost $14,682,623)		14,682,623
TOTAL INVESTMENT SECURITIES — 100.8% (Cost $375,113,752)		464,830,019
OTHER ASSETS AND LIABILITIES — (0.8)%		(3,684,710)
TOTAL NET ASSETS — 100.0%		$461,145,309

6

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	3,526,347	CAD	4,636,494	Goldman Sachs & Co.	9/29/23	$21,776
USD	89,964	CAD	119,278	Goldman Sachs & Co.	9/29/23	(194)
USD	606,088	EUR	553,086	Bank of America N.A.	9/29/23	(23)
USD	756,723	EUR	689,700	Bank of America N.A.	9/29/23	900
USD	1,467,648	EUR	1,338,899	JPMorgan Chase Bank N.A.	9/29/23	385
USD	133,565	EUR	122,342	JPMorgan Chase Bank N.A.	9/29/23	(507)
USD	756,778	EUR	689,700	Morgan Stanley	9/29/23	956
						$23,293

NOTES TO SCHEDULE OF INVESTMENTS
CAD	–	Canadian Dollar
EUR	–	Euro
USD	–	United States Dollar
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $1,288,452. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $1,309,175, which includes securities collateral of $304,504.

See Notes to Financial Statements.
7

Statement of Assets and Liabilities

JUNE 30, 2023 (UNAUDITED)
Assets
Investment securities, at value (cost of $374,109,081) — including $1,288,452 of securities on loan	$463,825,348
Investment made with cash collateral received for securities on loan, at value (cost of $1,004,671)	1,004,671
Total investment securities, at value (cost of $375,113,752)	464,830,019
Cash	33,906
Receivable for investments sold	799,803
Receivable for capital shares sold	73,319
Unrealized appreciation on forward foreign currency exchange contracts	24,017
Dividends and interest receivable	116,370
Securities lending receivable	3,674
465,881,108

Liabilities
Payable for collateral received for securities on loan	1,004,671
Payable for investments purchased	3,375,960
Payable for capital shares redeemed	116,337
Unrealized depreciation on forward foreign currency exchange contracts	724
Accrued management fees	237,344
Distribution fees payable	763
4,735,799

Net Assets	$461,145,309

Net Assets Consist of:
Capital (par value and paid-in surplus)	$354,364,434
Distributable earnings (loss)	106,780,875
$461,145,309

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Class I, $0.01 Par Value	$88,299,925	6,544,469	$13.49
Class II, $0.01 Par Value	$3,628,602	275,166	$13.19
Class Y, $0.01 Par Value	$369,216,782	26,687,793	$13.83

See Notes to Financial Statements.

8

Statement of Operations

FOR THE SIX MONTHS ENDED JUNE 30, 2023 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends	$1,150,494
Interest	178,828
Securities lending, net	7,565
1,336,887

Expenses:
Management fees	1,585,726
Distribution fees - Class II	4,756
Directors' fees and expenses	7,359
1,597,841
Fees waived(1)	(176,586)
1,421,255

Net investment income (loss)	(84,368)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	20,129,853
Forward foreign currency exchange contract transactions	(169,888)
Foreign currency translation transactions	(633)
19,959,332

Change in net unrealized appreciation (depreciation) on:
Investments	41,045,489
Forward foreign currency exchange contracts	47,713
Translation of assets and liabilities in foreign currencies	(57)
41,093,145

Net realized and unrealized gain (loss)	61,052,477

Net Increase (Decrease) in Net Assets Resulting from Operations	$60,968,109
(1)Amount consists of $33,419, $1,522 and $141,645 for Class I, Class II and Class Y, respectively.

See Notes to Financial Statements.

9

Statement of Changes in Net Assets

SIX MONTHS ENDED JUNE 30, 2023 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2022
Increase (Decrease) in Net Assets	June 30, 2023	December 31, 2022
Operations
Net investment income (loss)	$(84,368)	$(903,544)
Net realized gain (loss)	19,959,332	(62,327)
Change in net unrealized appreciation (depreciation)	41,093,145	(179,208,357)
Net increase (decrease) in net assets resulting from operations	60,968,109	(180,174,228)

Distributions to Shareholders
From earnings:
Class I	(123,093)	(12,876,968)
Class II	(5,824)	(578,124)
Class Y	(510,337)	(54,098,814)
Decrease in net assets from distributions	(639,254)	(67,553,906)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(25,262,210)	19,348,259

Net increase (decrease) in net assets	35,066,645	(228,379,875)

Net Assets
Beginning of period	426,078,664	654,458,539
End of period	$461,145,309	$426,078,664

See Notes to Financial Statements.

10

Notes to Financial Statements

JUNE 30, 2023 (UNAUDITED)

1. Organization

American Century Variable Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. VP Capital Appreciation Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek capital growth. The fund offers Class I, Class II and Class Y.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

11

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

12

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2023.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$1,004,671	—	—	—	$1,004,671
Gross amount of recognized liabilities for securities lending transactions					$1,004,671
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation's investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund's assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts), as well as exchange-traded funds managed by the investment advisor, that use very similar investment teams and strategies (strategy assets). During the period ended June 30, 2023, the investment advisor agreed to waive 0.08% of the fund's management fee. The investment advisor expects this waiver to continue until July 31, 2024 and cannot terminate it prior to such date without the approval of the Board of Directors.

13

The management fee schedule range and the effective annual management fee before and after waiver for each class for the period ended June 30, 2023 are as follows:

		Effective Annual Management Fee
	Management Fee Schedule Range	Before Waiver	After Waiver
Class I	0.90% to 1.00%	1.00%	0.92%
Class II	0.80% to 0.90%	0.90%	0.82%
Class Y	0.55% to 0.65%	0.65%	0.57%

Distribution Fees — The Board of Directors has adopted the Master Distribution Plan (the plan) for Class II, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that Class II will pay ACIS an annual distribution fee equal to 0.25%. The fee is computed and accrued daily based on the Class II daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of Class II including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. Fees incurred under the plan during the period ended June 30, 2023 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended June 30, 2023 were $126,998,288 and $155,200,342, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended June 30, 2023		Year ended December 31, 2022
	Shares	Amount	Shares	Amount
Class I/Shares Authorized	195,000,000		195,000,000
Sold	182,767	$2,300,635	455,200	$6,010,537
Issued in reinvestment of distributions	9,959	123,093	889,908	12,876,968
Redeemed	(400,099)	(5,078,467)	(1,064,655)	(13,553,429)
	(207,373)	(2,654,739)	280,453	5,334,076
Class II/Shares Authorized	25,000,000		25,000,000
Sold	39,188	472,559	82,620	1,039,983
Issued in reinvestment of distributions	482	5,824	40,799	578,124
Redeemed	(73,794)	(920,069)	(112,685)	(1,427,526)
	(34,124)	(441,686)	10,734	190,581
Class Y/Shares Authorized	180,000,000		180,000,000
Sold	163,078	2,119,575	475,060	6,084,883
Issued in reinvestment of distributions	40,279	510,337	3,662,750	54,098,814
Redeemed	(1,911,889)	(24,795,697)	(3,480,760)	(46,360,095)
	(1,708,532)	(22,165,785)	657,050	13,823,602
Net increase (decrease)	(1,950,029)	$(25,262,210)	948,237	$19,348,259

14

6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$441,949,582	$8,197,814	—
Short-Term Investments	1,027,324	13,655,299	—
	$442,976,906	$21,853,113	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$24,017	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$724	—

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon settlement of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $4,211,184.

15

The value of foreign currency risk derivative instruments as of June 30, 2023, is disclosed on the Statement of Assets and Liabilities as an asset of $24,017 in unrealized appreciation on forward foreign currency exchange contracts and a liability of $724 in unrealized depreciation on forward foreign currency exchange contracts. For the six months ended June 30, 2023, the effect of foreign currency risk derivative instruments on the Statement of Operations was $(169,888) in net realized gain (loss) on forward foreign currency exchange contract transactions and $47,713 in change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

The fund invests in common stocks of small companies. Because of this, the fund may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$378,928,836
Gross tax appreciation of investments	$109,149,532
Gross tax depreciation of investments	(23,248,349)
Net tax appreciation (depreciation) of investments	$85,901,183

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of December 31, 2022, the fund had late-year ordinary loss deferrals of $(1,612), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.
16

Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Class I
2023(3)	$11.80	(0.02)	1.73	1.71	—	(0.02)	(0.02)	$13.49	14.49%	0.92%(4)	1.00%(4)	(0.31)%(4)	(0.39)%(4)	29%	$88,300
2022	$18.71	(0.06)	(4.83)	(4.89)	—	(2.02)	(2.02)	$11.80	(28.11)%	0.92%	1.00%	(0.47)%	(0.55)%	52%	$79,646
2021	$19.27	(0.12)	1.97	1.85	—	(2.41)	(2.41)	$18.71	11.16%	0.91%	0.99%	(0.65)%	(0.73)%	41%	$121,050
2020	$15.96	(0.06)	5.21	5.15	—	(1.84)	(1.84)	$19.27	42.46%	0.90%	1.00%	(0.41)%	(0.51)%	83%	$119,549
2019	$14.17	(0.03)	4.65	4.62	—	(2.83)	(2.83)	$15.96	35.56%	0.88%	1.00%	(0.18)%	(0.30)%	94%	$90,134
2018	$15.03	(0.05)	(0.73)	(0.78)	—	(0.08)	(0.08)	$14.17	(5.20)%	0.93%	1.00%	(0.29)%	(0.36)%	103%	$145,373
Class II
2023(3)	$11.54	(0.03)	1.70	1.67	—	(0.02)	(0.02)	$13.19	14.47%	1.07%(4)	1.15%(4)	(0.46)%(4)	(0.54)%(4)	29%	$3,629
2022	$18.37	(0.08)	(4.73)	(4.81)	—	(2.02)	(2.02)	$11.54	(28.25)%	1.07%	1.15%	(0.62)%	(0.70)%	52%	$3,569
2021	$18.99	(0.14)	1.93	1.79	—	(2.41)	(2.41)	$18.37	11.05%	1.06%	1.14%	(0.80)%	(0.88)%	41%	$5,485
2020	$15.78	(0.08)	5.13	5.05	—	(1.84)	(1.84)	$18.99	42.29%	1.05%	1.15%	(0.56)%	(0.66)%	83%	$2,235
2019	$14.06	(0.05)	4.60	4.55	—	(2.83)	(2.83)	$15.78	35.32%	1.03%	1.15%	(0.33)%	(0.45)%	94%	$1,411
2018	$14.94	(0.07)	(0.73)	(0.80)	—	(0.08)	(0.08)	$14.06	(5.36)%	1.08%	1.15%	(0.44)%	(0.51)%	103%	$1,053

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Class Y
2023(3)	$12.07	—(5)	1.78	1.78	—	(0.02)	(0.02)	$13.83	14.75%	0.57%(4)	0.65%(4)	0.04%(4)	(0.04)%(4)	29%	$369,217
2022	$19.03	(0.02)	(4.92)	(4.94)	—	(2.02)	(2.02)	$12.07	(27.92)%	0.57%	0.65%	(0.12)%	(0.20)%	52%	$342,863
2021	$19.50	(0.06)	2.00	1.94	—	(2.41)	(2.41)	$19.03	11.57%	0.56%	0.64%	(0.30)%	(0.38)%	41%	$527,924
2020	$16.09	(0.01)	5.28	5.27	(0.02)	(1.84)	(1.86)	$19.50	43.00%	0.55%	0.65%	(0.06)%	(0.16)%	83%	$550,919
2019	$14.23	0.03	4.67	4.70	(0.01)	(2.83)	(2.84)	$16.09	36.02%	0.53%	0.65%	0.17%	0.05%	94%	$427,083
2018	$15.05	0.01	(0.75)	(0.74)	—	(0.08)	(0.08)	$14.23	(4.92)%	0.58%	0.65%	0.06%	(0.01)%	103%	$318,830

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized. The total returns presented do not include the fees and charges assessed with investments in variable insurance products, those charges are disclosed in the separate account prospectus. The inclusion of such fees and charges would lower total return.
(3)Six months ended June 30, 2023 (unaudited).
(4)Annualized.
(5)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of the fund in relation to income earned and/or fluctuations in the fair value of the fund's investments.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 28, 2023, the Fund’s Board of Directors (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Directors, including a majority of the independent Directors, each year.

Prior to its consideration of the renewal of the management agreement, the Directors requested and reviewed data and information compiled by the Advisor and certain independent data providers concerning the Fund. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continual basis and the information received was supplemental to the information that the Board and its committees receive and consider over time.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor and its affiliates included, but was not limited to

•the nature, extent, and quality of investment management, shareholder services, distribution services, and other services provided to the Fund;
•the wide range of programs and services the Advisor and other service providers provide to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance compared to appropriate benchmarks and/or peer groups of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similarly-managed funds;
•the Advisor’s compliance policies, procedures, and regulatory experience and those of certain other service providers;
•the Advisor’s strategic plans, generally, and with respect to areas of heightened regulatory interest in the mutual fund industry and certain recent geopolitical and other issues;
•the Advisor’s business continuity plans, vendor management practices, and information security practices;
•the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the Advisor’s financial results of operation;
•possible economies of scale associated with the Advisor’s management of the Fund;
•any collateral benefits derived by the Advisor from the management of the Fund;
•fees and expenses associated with any investment by the Fund in other funds;
•payments to intermediaries by the Fund and the Advisor and services provided by intermediaries in connection therewith; and
•services provided and charges to the Advisor's other investment management clients.

The Board held two meetings to consider the renewal. The independent Directors also met in private session multiple times to review and discuss the information provided in response to their request. The independent Directors held active discussions with the Advisor regarding the renewal of the management agreement, requesting supplemental information, and reviewing information provided by the Advisor in response thereto. The independent Directors had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors.
19

In deciding to renew the management agreement, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services which include, without limitation, the following:

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•liquidity monitoring and management
•risk management, including information security
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Directors’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and principal investment strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, provides oversight of the investment performance process. It regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Board discusses with the Advisor the reasons for such results and any actions being taken to improve performance and may conduct special reviews until performance improves. The Fund’s performance was above its benchmark for the three- and five-year periods, and below its benchmark for the one- and ten-year periods reviewed by the Board. In relation to industry peers, the Fund was above the median of its peer performance universe as identified by a third-party service provider for the one- and three-year periods, at the median for the five-year period, and below the median for the ten-year period. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including information
20

security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund (pre- and post-distribution), and its financial results of operation. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the terms of the current management agreement. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is sharing economies of scale, to the extent they exist, through its fee structure, and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded content and services. The Board also noted that economies of scale are shared with the Fund and its shareholders through management fee breakpoints that serve to reduce the effective management fee as the assets of the Fund grow. Assets of various classes of the same Fund or similarly-managed products are combined with the assets of the Fund to help achieve those breakpoints.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage and other transaction fees and expenses relating to acquisition and disposition of portfolio securities, acquired fund fees and expenses, taxes, interest, extraordinary expenses, fund litigation expenses, fees and expenses of the Fund’s independent Directors (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Investment Company Act Rule 12b-1. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratios of its peers. The unified fee charged to shareholders of the Fund was above the median of the total expense ratios of the Fund’s peer expense universe. In addition, the Board reviewed the Fund’s position relative to the narrower set of its expense group peers. The Board and the Advisor agreed to an extension of the current temporary reduction of the Fund's annual unified management fee of 0.08% (e.g., the Class I unified fee will be reduced from 1.00% to 0.92%) for at least one year, beginning August 1, 2023. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.
21

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Directors also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided in response thereto. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Directors reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund's Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. To the extent there are potential collateral benefits, the Board has been advised and has taken this into consideration in its review of the management contract with the Fund. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with prospective clients, service providers, and counterparties. Additionally, the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions, which the Board concluded is likely to benefit other clients of the Advisor, as well as Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded that appropriate allocation methodologies had been employed to assign resources and the cost of those resources to these other clientsand, where expressly provided, these other client assets may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and received over time, determined that the terms of the management agreement are fair and reasonable and that the management fee charged to the Fund is reasonable in light of the services provided and that the management agreement between the Fund and the Advisor should be renewed for an additional one-year period.
22

Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program (the “program”). The Fund’s Board of Directors (the "Board") has designated American Century Investment Management, Inc. (“ACIM”) as the administrator of the program. Personnel of ACIM or its affiliates, including members of ACIM’s Investment Oversight Committee who are members of ACIM’s Investment Management and Global Analytics departments, conduct the day-to-day operation of the program pursuant to the program.

Under the program, ACIM manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. ACIM’s process of determining the degree of liquidity of certain investments held by the Fund is supported by a third-party liquidity assessment vendor.

The Board reviewed a report prepared by ACIM regarding the operation and effectiveness of the program for the period January 1, 2022 through December 31, 2022. No significant liquidity events impacting the Fund were noted in the report. In addition, ACIM provided its assessment that the program had been effective in managing the Fund’s liquidity risk.

23

Additional Information

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-378-9878. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at americancentury.com and, upon request, by calling 1-800-378-9878. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.
24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investment Professional Service Representatives	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Variable Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2023 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92979 2308

Semiannual Report

June 30, 2023

VP Disciplined Core Value Fund
Class I (AVGIX)
Class II (AVPGX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Fund Characteristics

JUNE 30, 2023
Types of Investments in Portfolio	% of net assets
Common Stocks	99.4%
Short-Term Investments	0.2%
Other Assets and Liabilities	0.4%

Top Five Industries	% of net assets
Oil, Gas and Consumable Fuels	6.6%
Banks	6.5%
Pharmaceuticals	5.3%
Capital Markets	4.6%
Semiconductors and Semiconductor Equipment	4.4%
2

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2023 to June 30, 2023.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period(1) 1/1/23 - 6/30/23	Annualized Expense Ratio(1)
Actual
Class I	$1,000	$1,015.30	$3.50	0.70%
Class II	$1,000	$1,012.60	$4.74	0.95%
Hypothetical
Class I	$1,000	$1,021.32	$3.51	0.70%
Class II	$1,000	$1,020.08	$4.76	0.95%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
3

Schedule of Investments

JUNE 30, 2023 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.4%
Aerospace and Defense — 2.4%
Huntington Ingalls Industries, Inc.	4,970	$1,131,172
Lockheed Martin Corp.	6,378	2,936,304
Parsons Corp.(1)	14,891	716,853
Textron, Inc.	47,442	3,208,502
		7,992,831
Air Freight and Logistics — 1.0%
FedEx Corp.	9,924	2,460,160
United Parcel Service, Inc., Class B	4,310	772,567
		3,232,727
Automobile Components — 0.5%
BorgWarner, Inc.	31,653	1,548,148
Banks — 6.5%
Bank of America Corp.	63,452	1,820,438
Citigroup, Inc.	55,257	2,544,032
JPMorgan Chase & Co.	72,039	10,477,352
M&T Bank Corp.	7,304	903,943
PNC Financial Services Group, Inc.	6,921	871,700
Truist Financial Corp.	47,148	1,430,942
U.S. Bancorp	38,076	1,258,031
Wells Fargo & Co.	49,086	2,094,991
		21,401,429
Beverages — 1.4%
Coca-Cola Co.	20,286	1,221,623
Molson Coors Beverage Co., Class B	19,744	1,299,945
PepsiCo, Inc.	12,031	2,228,382
		4,749,950
Biotechnology — 4.3%
Amgen, Inc.	11,654	2,587,421
Exelixis, Inc.(1)	49,448	944,951
Gilead Sciences, Inc.	71,854	5,537,788
Regeneron Pharmaceuticals, Inc.(1)	2,925	2,101,729
Vertex Pharmaceuticals, Inc.(1)	8,791	3,093,641
		14,265,530
Building Products — 2.2%
Johnson Controls International PLC	19,175	1,306,585
Masco Corp.	37,428	2,147,619
Owens Corning	30,287	3,952,453
		7,406,657
Capital Markets — 4.6%
Affiliated Managers Group, Inc.	11,352	1,701,551
Ameriprise Financial, Inc.	4,689	1,557,498
BlackRock, Inc.	785	542,545
Cboe Global Markets, Inc.	22,964	3,169,262
Franklin Resources, Inc.	49,209	1,314,372
Interactive Brokers Group, Inc., Class A	20,077	1,667,796
Morgan Stanley	17,033	1,454,618
4

	Shares	Value
Raymond James Financial, Inc.	13,336	$1,383,877
S&P Global, Inc.	4,432	1,776,745
T. Rowe Price Group, Inc.	6,809	762,744
		15,331,008
Chemicals — 3.9%
Air Products & Chemicals, Inc.	4,682	1,402,399
Dow, Inc.	60,303	3,211,738
Huntsman Corp.	26,640	719,813
Linde PLC	4,811	1,833,376
LyondellBasell Industries NV, Class A	30,069	2,761,236
Olin Corp.	26,083	1,340,405
Westlake Corp.	13,014	1,554,783
		12,823,750
Communications Equipment — 2.1%
Cisco Systems, Inc.	105,424	5,454,638
Juniper Networks, Inc.	46,160	1,446,193
		6,900,831
Construction and Engineering — 0.1%
EMCOR Group, Inc.	1,863	344,245
Construction Materials — 0.2%
Eagle Materials, Inc.	3,397	633,269
Consumer Finance — 0.9%
American Express Co.	16,595	2,890,849
Consumer Staples Distribution & Retail — 2.6%
Costco Wholesale Corp.	1,717	924,398
Kroger Co.	36,605	1,720,435
Target Corp.	1,061	139,946
US Foods Holding Corp.(1)	39,443	1,735,492
Walmart, Inc.	27,055	4,252,505
		8,772,776
Containers and Packaging — 0.4%
Packaging Corp. of America	10,708	1,415,169
Distributors — 0.5%
LKQ Corp.	27,594	1,607,902
Diversified Consumer Services — 0.3%
H&R Block, Inc.	29,123	928,150
Electric Utilities — 1.4%
Constellation Energy Corp.	11,884	1,087,980
Edison International	4,434	307,941
Evergy, Inc.	34,921	2,040,085
Pinnacle West Capital Corp.	4,160	338,874
Xcel Energy, Inc.	14,012	871,126
		4,646,006
Electrical Equipment — 0.9%
Atkore, Inc.(1)	2,491	388,446
Hubbell, Inc.	5,028	1,667,084
nVent Electric PLC	19,619	1,013,714
		3,069,244
Energy Equipment and Services — 0.6%
Baker Hughes Co.	62,534	1,976,700
Entertainment — 0.7%
Electronic Arts, Inc.	17,794	2,307,882
5

	Shares	Value
Financial Services — 4.0%
Berkshire Hathaway, Inc., Class B(1)	30,794	$10,500,754
Euronet Worldwide, Inc.(1)	11,691	1,372,173
PayPal Holdings, Inc.(1)	20,352	1,358,089
		13,231,016
Food Products — 1.7%
Archer-Daniels-Midland Co.	32,291	2,439,908
Conagra Brands, Inc.	44,594	1,503,710
General Mills, Inc.	21,639	1,659,711
		5,603,329
Gas Utilities — 0.7%
Atmos Energy Corp.	15,008	1,746,031
ONE Gas, Inc.	6,279	482,290
UGI Corp.	5,422	146,231
		2,374,552
Ground Transportation — 0.5%
Knight-Swift Transportation Holdings, Inc.	15,880	882,293
Schneider National, Inc., Class B	24,799	712,227
		1,594,520
Health Care Equipment and Supplies — 2.5%
Abbott Laboratories	34,683	3,781,140
DENTSPLY SIRONA, Inc.	25,339	1,014,067
GE HealthCare Technologies, Inc.(1)	5,929	481,672
Hologic, Inc.(1)	24,867	2,013,481
Medtronic PLC	10,747	946,811
		8,237,171
Health Care Providers and Services — 3.4%
Cardinal Health, Inc.	11,266	1,065,426
Cigna Group	9,039	2,536,343
Elevance Health, Inc.	7,705	3,423,255
Henry Schein, Inc.(1)	9,004	730,224
McKesson Corp.	8,502	3,632,990
		11,388,238
Hotel & Resort REITs — 0.7%
Host Hotels & Resorts, Inc.	127,872	2,152,086
Hotels, Restaurants and Leisure — 1.2%
Boyd Gaming Corp.	13,714	951,340
Darden Restaurants, Inc.	5,767	963,551
Yum! Brands, Inc.	14,309	1,982,512
		3,897,403
Household Durables — 0.3%
Mohawk Industries, Inc.(1)	8,512	878,098
Household Products — 3.0%
Colgate-Palmolive Co.	41,708	3,213,184
Kimberly-Clark Corp.	15,067	2,080,150
Procter & Gamble Co.	29,651	4,499,243
		9,792,577
Independent Power and Renewable Electricity Producers — 0.6%
Vistra Corp.	79,283	2,081,179
Industrial REITs — 0.5%
Prologis, Inc.	14,823	1,817,744
6

	Shares	Value
Insurance — 3.1%
Allstate Corp.	9,635	$1,050,600
Everest Re Group Ltd.	4,013	1,371,884
Fidelity National Financial, Inc.	14,348	516,528
Hartford Financial Services Group, Inc.	17,979	1,294,848
Marsh & McLennan Cos., Inc.	11,136	2,094,459
Progressive Corp.	14,611	1,934,058
Travelers Cos., Inc.	10,903	1,893,415
		10,155,792
Interactive Media and Services — 2.4%
Alphabet, Inc., Class A(1)	25,914	3,101,906
Meta Platforms, Inc., Class A(1)	16,873	4,842,213
		7,944,119
IT Services — 1.6%
Accenture PLC, Class A	2,890	891,796
Amdocs Ltd.	14,342	1,417,707
Cognizant Technology Solutions Corp., Class A	47,798	3,120,253
		5,429,756
Life Sciences Tools and Services — 1.3%
Bio-Rad Laboratories, Inc., Class A(1)	3,511	1,331,090
Danaher Corp.	9,453	2,268,720
Thermo Fisher Scientific, Inc.	708	369,399
Waters Corp.(1)	1,038	276,669
		4,245,878
Machinery — 4.0%
AGCO Corp.	16,177	2,125,981
Cummins, Inc.	17,229	4,223,862
Kennametal, Inc.	14,579	413,898
Mueller Industries, Inc.	10,190	889,383
Oshkosh Corp.	8,825	764,157
Parker-Hannifin Corp.	6,083	2,372,613
Snap-on, Inc.	8,027	2,313,301
		13,103,195
Media — 1.9%
Comcast Corp., Class A	130,559	5,424,726
Interpublic Group of Cos., Inc.	18,146	700,073
		6,124,799
Metals and Mining — 1.0%
Nucor Corp.	19,791	3,245,328
Multi-Utilities — 0.6%
Consolidated Edison, Inc.	20,230	1,828,792
Oil, Gas and Consumable Fuels — 6.6%
APA Corp.	35,669	1,218,810
Cheniere Energy, Inc.	13,142	2,002,315
Chevron Corp.	8,738	1,374,924
EQT Corp.	28,008	1,151,969
Exxon Mobil Corp.	98,106	10,521,869
Marathon Petroleum Corp.	27,111	3,161,143
Phillips 66	21,396	2,040,750
Valero Energy Corp.	3,617	424,274
		21,896,054
7

	Shares	Value
Pharmaceuticals — 5.3%
Bristol-Myers Squibb Co.	87,334	$5,585,009
Johnson & Johnson	50,736	8,397,823
Merck & Co., Inc.	19,730	2,276,645
Pfizer, Inc.	36,601	1,342,524
		17,602,001
Professional Services — 1.1%
CACI International, Inc., Class A(1)	7,967	2,715,472
Leidos Holdings, Inc.	11,523	1,019,555
		3,735,027
Real Estate Management and Development — 1.3%
CBRE Group, Inc., Class A(1)	51,583	4,163,264
Retail REITs — 0.8%
Simon Property Group, Inc.	24,086	2,781,451
Semiconductors and Semiconductor Equipment — 4.4%
Amkor Technology, Inc.	45,486	1,353,208
Analog Devices, Inc.	8,861	1,726,211
Broadcom, Inc.	4,376	3,795,874
Intel Corp.	27,160	908,230
KLA Corp.	6,708	3,253,514
Marvell Technology, Inc.	24,301	1,452,714
Microchip Technology, Inc.	11,950	1,070,601
Micron Technology, Inc.	3,432	216,594
NXP Semiconductors NV	4,284	876,849
		14,653,795
Software — 3.0%
Adobe, Inc.(1)	3,455	1,689,460
Aspen Technology, Inc.(1)	5,464	915,821
Microsoft Corp.	6,294	2,143,359
Oracle Corp. (New York)	20,331	2,421,219
Salesforce, Inc.(1)	6,215	1,312,981
Synopsys, Inc.(1)	3,342	1,455,140
		9,937,980
Specialized REITs — 0.5%
Equinix, Inc.	2,069	1,621,972
Specialty Retail — 2.8%
AutoNation, Inc.(1)	10,852	1,786,348
Dick's Sporting Goods, Inc.	10,883	1,438,624
Lithia Motors, Inc.	3,777	1,148,623
Lowe's Cos., Inc.	10,160	2,293,112
Penske Automotive Group, Inc.	7,318	1,219,398
Williams-Sonoma, Inc.	11,719	1,466,516
		9,352,621
Technology Hardware, Storage and Peripherals — 0.4%
Hewlett Packard Enterprise Co.	88,475	1,486,380
Textiles, Apparel and Luxury Goods — 0.6%
PVH Corp.	5,281	448,727
Tapestry, Inc.	37,035	1,585,098
		2,033,825
Trading Companies and Distributors — 0.1%
United Rentals, Inc.	884	393,707
TOTAL COMMON STOCKS (Cost $291,677,550)		329,028,702
8

	Shares	Value
SHORT-TERM INVESTMENTS — 0.2%
Money Market Funds†
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,115	$1,115
Repurchase Agreements — 0.2%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 4.25% - 4.50%, 5/15/38 - 11/15/40, valued at $100,524), in a joint trading account at 5.02%, dated 6/30/23, due 7/3/23 (Delivery value $97,987)		97,946
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.00%, 11/15/41, valued at $541,666), at 5.04%, dated 6/30/23, due 7/3/23 (Delivery value $531,223)		531,000
		628,946
TOTAL SHORT-TERM INVESTMENTS (Cost $630,061)		630,061
TOTAL INVESTMENT SECURITIES — 99.6% (Cost $292,307,611)		329,658,763
OTHER ASSETS AND LIABILITIES — 0.4%		1,398,629
TOTAL NET ASSETS — 100.0%		$331,057,392

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Non-income producing.

See Notes to Financial Statements.
9

Statement of Assets and Liabilities

JUNE 30, 2023 (UNAUDITED)
Assets
Investment securities, at value (cost of $292,307,611)	$329,658,763
Receivable for investments sold	1,426,165
Receivable for capital shares sold	242,807
Dividends and interest receivable	270,398
331,598,133

Liabilities
Payable for capital shares redeemed	343,184
Accrued management fees	190,555
Distribution fees payable	7,002
540,741

Net Assets	$331,057,392

Net Assets Consist of:
Capital (par value and paid-in surplus)	$341,254,269
Distributable earnings (loss)	(10,196,877)
$331,057,392

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Class I, $0.01 Par Value	$296,358,909	41,031,638	$7.22
Class II, $0.01 Par Value	$34,698,483	4,802,919	$7.22

See Notes to Financial Statements.
10

Statement of Operations

FOR THE SIX MONTHS ENDED JUNE 30, 2023 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $2,001)	$3,697,740
Interest	71,835
3,769,575

Expenses:
Management fees	1,218,013
Distribution fees - Class II	43,327
Directors' fees and expenses	5,900
1,267,240

Net investment income (loss)	2,502,335

Realized and Unrealized Gain (Loss)

Net realized gain (loss) on investment transactions	(11,910,757)

Change in net unrealized appreciation (depreciation) on:
Investments	13,964,231
Translation of assets and liabilities in foreign currencies	(141)
13,964,090

Net realized and unrealized gain (loss)	2,053,333

Net Increase (Decrease) in Net Assets Resulting from Operations	$4,555,668

See Notes to Financial Statements.
11

Statement of Changes in Net Assets

SIX MONTHS ENDED JUNE 30, 2023 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2022
Increase (Decrease) in Net Assets	June 30, 2023	December 31, 2022
Operations
Net investment income (loss)	$2,502,335	$6,843,254
Net realized gain (loss)	(11,910,757)	(34,899,963)
Change in net unrealized appreciation (depreciation)	13,964,090	(27,575,143)
Net increase (decrease) in net assets resulting from operations	4,555,668	(55,631,852)

Distributions to Shareholders
From earnings:
Class I	(2,471,257)	(94,396,749)
Class II	(237,962)	(9,535,320)
Decrease in net assets from distributions	(2,709,219)	(103,932,069)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(31,832,119)	69,557,843

Net increase (decrease) in net assets	(29,985,670)	(90,006,078)

Net Assets
Beginning of period	361,043,062	451,049,140
End of period	$331,057,392	$361,043,062

See Notes to Financial Statements.
12

Notes to Financial Statements

JUNE 30, 2023 (UNAUDITED)

1. Organization

American Century Variable Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. VP Disciplined Core Value Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek capital growth by investing in common stocks. Income is a secondary objective. The fund offers Class I and Class II.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.
13

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation's investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

14

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund's assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts), as well as exchange-traded funds managed by the investment advisor, that use very similar investment teams and strategies (strategy assets). The management fee schedule ranges from 0.65% to 0.70% for each class. The effective annual management fee for each class for the period ended June 30, 2023 was 0.70%.

Distribution Fees — The Board of Directors has adopted the Master Distribution Plan (the plan) for Class II, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that Class II will pay ACIS an annual distribution fee equal to 0.25%. The fee is computed and accrued daily based on the Class II daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of Class II including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. Fees incurred under the plan during the period ended June 30, 2023 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases were $251,883 and there were no interfund sales.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended June 30, 2023 were $262,936,763 and $292,508,639, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended June 30, 2023		Year ended December 31, 2022
	Shares	Amount	Shares	Amount
Class I/Shares Authorized	300,000,000		300,000,000
Sold	1,175,322	$8,373,898	2,763,256	$22,679,432
Issued in reinvestment of distributions	354,807	2,471,257	11,384,713	94,396,749
Redeemed	(5,997,661)	(42,583,650)	(6,932,099)	(56,205,407)
	(4,467,532)	(31,738,495)	7,215,870	60,870,774
Class II/Shares Authorized	50,000,000		50,000,000
Sold	388,509	2,784,026	710,986	6,030,610
Issued in reinvestment of distributions	34,130	237,962	1,148,939	9,535,320
Redeemed	(439,429)	(3,115,612)	(842,757)	(6,878,861)
	(16,790)	(93,624)	1,017,168	8,687,069
Net increase (decrease)	(4,484,322)	$(31,832,119)	8,233,038	$69,557,843

15

6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$329,028,702	—	—
Short-Term Investments	1,115	$628,946	—
	$329,029,817	$628,946	—

7. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
The fund's investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$293,545,628
Gross tax appreciation of investments	$40,169,879
Gross tax depreciation of investments	(4,056,744)
Net tax appreciation (depreciation) of investments	$36,113,135

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of December 31, 2022, the fund had accumulated short-term capital losses of $(34,681,018), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.
16

Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Class I
2023(3)	$7.17	0.05	0.06	0.11	(0.06)	—	(0.06)	$7.22	1.53%	0.70%(4)	1.47%(4)	75%	$296,359
2022	$10.72	0.14	(1.20)	(1.06)	(0.14)	(2.35)	(2.49)	$7.17	(12.74)%	0.71%	1.77%	217%	$326,453
2021	$10.28	0.11	2.13	2.24	(0.11)	(1.69)	(1.80)	$10.72	23.65%	0.70%	1.09%	248%	$410,287
2020	$10.02	0.19	0.73	0.92	(0.18)	(0.48)	(0.66)	$10.28	11.81%	0.70%	2.03%	163%	$362,015
2019	$9.02	0.20	1.85	2.05	(0.20)	(0.85)	(1.05)	$10.02	23.95%	0.70%	2.07%	83%	$351,774
2018	$10.71	0.22	(0.90)	(0.68)	(0.20)	(0.81)	(1.01)	$9.02	(6.87)%	0.70%	2.11%	70%	$315,041
Class II
2023(3)	$7.18	0.04	0.05	0.09	(0.05)	—	(0.05)	$7.22	1.26%	0.95%(4)	1.22%(4)	75%	$34,698
2022	$10.72	0.12	(1.19)	(1.07)	(0.12)	(2.35)	(2.47)	$7.18	(12.83)%	0.96%	1.52%	217%	$34,590
2021	$10.28	0.09	2.13	2.22	(0.09)	(1.69)	(1.78)	$10.72	23.34%	0.95%	0.84%	248%	$40,762
2020	$10.03	0.16	0.73	0.89	(0.16)	(0.48)	(0.64)	$10.28	11.45%	0.95%	1.78%	163%	$30,024
2019	$9.02	0.17	1.87	2.04	(0.18)	(0.85)	(1.03)	$10.03	23.75%	0.95%	1.82%	83%	$31,632
2018	$10.72	0.19	(0.91)	(0.72)	(0.17)	(0.81)	(0.98)	$9.02	(7.19)%	0.95%	1.86%	70%	$26,938

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized. The total returns presented do not include the fees and charges assessed with investments in variable insurance products, those charges are disclosed in the separate account prospectus. The inclusion of such fees and charges would lower total return.
(3)Six months ended June 30, 2023 (unaudited).
(4)Annualized.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of the fund in relation to income earned and/or fluctuations in the fair value of the fund's investments.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 28, 2023, the Fund’s Board of Directors (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Directors, including a majority of the independent Directors, each year.

Prior to its consideration of the renewal of the management agreement, the Directors requested and reviewed data and information compiled by the Advisor and certain independent data providers concerning the Fund. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continual basis and the information received was supplemental to the information that the Board and its committees receive and consider over time.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor and its affiliates included, but was not limited to

•the nature, extent, and quality of investment management, shareholder services, distribution services, and other services provided to the Fund;
•the wide range of programs and services the Advisor and other service providers provide to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance compared to appropriate benchmarks and/or peer groups of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similarly-managed funds;
•the Advisor’s compliance policies, procedures, and regulatory experience and those of certain other service providers;
•the Advisor’s strategic plans, generally, and with respect to areas of heightened regulatory interest in the mutual fund industry and certain recent geopolitical and other issues;
•the Advisor’s business continuity plans, vendor management practices, and information security practices;
•the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the Advisor’s financial results of operation;
•possible economies of scale associated with the Advisor’s management of the Fund;
•any collateral benefits derived by the Advisor from the management of the Fund;
•fees and expenses associated with any investment by the Fund in other funds;
•payments to intermediaries by the Fund and the Advisor and services provided by intermediaries in connection therewith; and
•services provided and charges to the Advisor's other investment management clients.

The Board held two meetings to consider the renewal. The independent Directors also met in private session multiple times to review and discuss the information provided in response to their request. The independent Directors held active discussions with the Advisor regarding the renewal of the management agreement, requesting supplemental information, and reviewing information provided by the Advisor in response thereto. The independent Directors had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors.
19

In deciding to renew the management agreement, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services which include, without limitation, the following:

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•liquidity monitoring and management
•risk management, including information security
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Directors’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and principal investment strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, provides oversight of the investment performance process. It regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Board discusses with the Advisor the reasons for such results and any actions being taken to improve performance and may conduct special reviews until performance improves. The Fund’s performance was below its benchmark for the one-, three-, five-, and ten-year periods reviewed by the Board. In relation to industry peers, the Fund was above the median of its peer performance universe as identified by a third-party service provider for the ten-year period and below the median for the one-, three-, and five-year periods. The Board discussed the Fund's performance with the Advisor, including steps being taken to address underperformance, and was satisfied with the efforts being undertaken by the Advisor. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services
20

provided, staffing levels, shareholder satisfaction, technology support (including information security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund (pre- and post-distribution), and its financial results of operation. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the terms of the current management agreement. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is sharing economies of scale, to the extent they exist, through its fee structure, and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded content and services. The Board also noted that economies of scale are shared with the Fund and its shareholders through management fee breakpoints that serve to reduce the effective management fee as the assets of the Fund grow.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage and other transaction fees and expenses relating to acquisition and disposition of portfolio securities, acquired fund fees and expenses, taxes, interest, extraordinary expenses, fund litigation expenses, fees and expenses of the Fund’s independent Directors (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Investment Company Act Rule 12b-1. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratios of its peers. The unified fee charged to shareholders of the Fund was above the median of the total expense ratios of the Fund’s peer expense universe. In addition, the Board reviewed the Fund’s position relative to the narrower set of its expense group peers. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They
21

observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Directors also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided in response thereto. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Directors reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund's Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. To the extent there are potential collateral benefits, the Board has been advised and has taken this into consideration in its review of the management contract with the Fund. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with prospective clients, service providers, and counterparties. Additionally, the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions, which the Board concluded is likely to benefit other clients of the Advisor, as well as Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded that appropriate allocation methodologies had been employed to assign resources and the cost of those resources to these other clientsand, where expressly provided, these other client assets may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and received over time, determined that the terms of the management agreement are fair and reasonable and that the management fee charged to the Fund is reasonable in light of the services provided and that the management agreement between the Fund and the Advisor should be renewed for an additional one-year period.
22

Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program (the “program”). The Fund’s Board of Directors (the "Board") has designated American Century Investment Management, Inc. (“ACIM”) as the administrator of the program. Personnel of ACIM or its affiliates, including members of ACIM’s Investment Oversight Committee who are members of ACIM’s Investment Management and Global Analytics departments, conduct the day-to-day operation of the program pursuant to the program.

Under the program, ACIM manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. ACIM’s process of determining the degree of liquidity of certain investments held by the Fund is supported by a third-party liquidity assessment vendor.

The Board reviewed a report prepared by ACIM regarding the operation and effectiveness of the program for the period January 1, 2022 through December 31, 2022. No significant liquidity events impacting the Fund were noted in the report. In addition, ACIM provided its assessment that the program had been effective in managing the Fund’s liquidity risk.

23

Additional Information

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-378-9878. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at americancentury.com and, upon request, by calling 1-800-378-9878. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investment Professional Service Representatives	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Variable Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2023 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92975 2308

Semiannual Report

June 30, 2023

VP Growth Fund
Class I (AWRIX)
Class II (AWREX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Fund Characteristics

JUNE 30, 2023
Types of Investments in Portfolio	% of net assets
Common Stocks	99.7%
Exchange-Traded Funds	0.2%
Short-Term Investments	0.3%
Other Assets and Liabilities	(0.2)%

Top Five Industries*	% of net assets
Software	18.6%
Technology Hardware, Storage and Peripherals	11.1%
Interactive Media and Services	10.2%
Semiconductors and Semiconductor Equipment	9.7%
Financial Services	5.1%
*Exposure indicated excludes Exchange-Traded Funds. The Schedule of Investments provides additional information on the fund's portfolio holdings.

2

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2023 to June 30, 2023.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period(1) 1/1/23 - 6/30/23	Annualized Expense Ratio(1)
Actual
Class I	$1,000	$1,289.20	$4.37	0.77%
Class II	$1,000	$1,288.00	$5.22	0.92%
Hypothetical
Class I	$1,000	$1,020.98	$3.86	0.77%
Class II	$1,000	$1,020.23	$4.61	0.92%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
3

Schedule of Investments

JUNE 30, 2023 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.7%
Aerospace and Defense — 1.2%
Lockheed Martin Corp.	149	$68,597
Air Freight and Logistics — 0.7%
United Parcel Service, Inc., Class B	215	38,539
Automobile Components — 0.5%
Aptiv PLC(1)	298	30,423
Automobiles — 2.8%
Tesla, Inc.(1)	588	153,921
Beverages — 1.4%
PepsiCo, Inc.	427	79,089
Biotechnology — 2.9%
AbbVie, Inc.	807	108,727
Vertex Pharmaceuticals, Inc.(1)	148	52,083
		160,810
Broadline Retail — 4.7%
Amazon.com, Inc.(1)	2,023	263,718
Building Products — 0.4%
Trex Co., Inc.(1)	315	20,651
Capital Markets — 0.8%
S&P Global, Inc.	114	45,701
Chemicals — 0.7%
Air Products & Chemicals, Inc.	139	41,635
Consumer Staples Distribution & Retail — 1.7%
Costco Wholesale Corp.	44	23,689
Sysco Corp.	378	28,048
Target Corp.	324	42,735
		94,472
Electrical Equipment — 1.0%
Eaton Corp. PLC	156	31,371
Generac Holdings, Inc.(1)	151	22,519
		53,890
Electronic Equipment, Instruments and Components — 1.4%
CDW Corp.	211	38,718
Keysight Technologies, Inc.(1)	228	38,179
		76,897
Energy Equipment and Services — 0.3%
Schlumberger NV	376	18,469
Entertainment — 0.6%
Liberty Media Corp.-Liberty Formula One, Class C(1)	230	17,315
Take-Two Interactive Software, Inc.(1)	101	14,863
		32,178
Financial Services — 5.1%
Mastercard, Inc., Class A	110	43,263
Visa, Inc., Class A	1,013	240,567
		283,830
Food Products — 0.7%
Mondelez International, Inc., Class A	497	36,251
4

	Shares	Value
Vital Farms, Inc.(1)	390	$4,676
		40,927
Ground Transportation — 1.7%
Uber Technologies, Inc.(1)	1,206	52,063
Union Pacific Corp.	207	42,356
		94,419
Health Care Equipment and Supplies — 1.9%
Dexcom, Inc.(1)	257	33,027
IDEXX Laboratories, Inc.(1)	49	24,609
Intuitive Surgical, Inc.(1)	126	43,084
Shockwave Medical, Inc.(1)	28	7,992
		108,712
Health Care Providers and Services — 3.4%
Cigna Group	198	55,559
UnitedHealth Group, Inc.	277	133,137
		188,696
Hotels, Restaurants and Leisure — 2.8%
Airbnb, Inc., Class A(1)	259	33,193
Chipotle Mexican Grill, Inc.(1)	20	42,780
Dutch Bros, Inc., Class A(1)(2)	182	5,178
Expedia Group, Inc.(1)	192	21,003
Starbucks Corp.	547	54,186
		156,340
Household Products — 0.7%
Procter & Gamble Co.	238	36,114
Insurance — 0.8%
Progressive Corp.	324	42,888
Interactive Media and Services — 10.2%
Alphabet, Inc., Class A(1)	3,237	387,469
Meta Platforms, Inc., Class A(1)	630	180,797
		568,266
IT Services — 2.6%
Accenture PLC, Class A	282	87,020
Okta, Inc.(1)	243	16,852
Snowflake, Inc., Class A(1)	160	28,157
Twilio, Inc., Class A(1)	247	15,714
		147,743
Life Sciences Tools and Services — 0.6%
Agilent Technologies, Inc.	228	27,417
Repligen Corp.(1)	52	7,356
		34,773
Machinery — 0.3%
Parker-Hannifin Corp.	38	14,822
Personal Care Products — 0.2%
Estee Lauder Cos., Inc., Class A	70	13,747
Pharmaceuticals — 3.6%
Eli Lilly & Co.	244	114,431
Novo Nordisk A/S, B Shares	274	44,262
Zoetis, Inc.	258	44,430
		203,123
Professional Services — 0.1%
Paycor HCM, Inc.(1)	196	4,639
5

	Shares	Value
Semiconductors and Semiconductor Equipment — 9.7%
Advanced Micro Devices, Inc.(1)	585	$66,637
Analog Devices, Inc.	189	36,819
Applied Materials, Inc.	398	57,527
ASML Holding NV	75	54,400
GLOBALFOUNDRIES, Inc.(1)	208	13,432
NVIDIA Corp.	737	311,766
		540,581
Software — 18.6%
Cadence Design Systems, Inc.(1)	227	53,236
Crowdstrike Holdings, Inc., Class A(1)	253	37,158
Datadog, Inc., Class A(1)	333	32,761
Microsoft Corp.	2,250	766,215
PagerDuty, Inc.(1)	732	16,455
Salesforce, Inc.(1)	252	53,238
Splunk, Inc.(1)	323	34,267
Workday, Inc., Class A(1)	210	47,437
		1,040,767
Specialized REITs — 0.6%
Equinix, Inc.	43	33,709
Specialty Retail — 3.0%
Home Depot, Inc.	291	90,396
Ross Stores, Inc.	219	24,557
TJX Cos., Inc.	623	52,824
		167,777
Technology Hardware, Storage and Peripherals — 11.1%
Apple, Inc.	3,186	617,988
Textiles, Apparel and Luxury Goods — 0.9%
Deckers Outdoor Corp.(1)	37	19,524
NIKE, Inc., Class B	298	32,890
		52,414
TOTAL COMMON STOCKS (Cost $2,716,517)		5,571,265
EXCHANGE-TRADED FUNDS — 0.2%
Technology Select Sector SPDR Fund (Cost $11,941)	71	12,344
SHORT-TERM INVESTMENTS — 0.3%
Money Market Funds — 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class	11,185	11,185
State Street Navigator Securities Lending Government Money Market Portfolio(3)	5,324	5,324
		16,509
Repurchase Agreements†
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 4.25% - 4.50%, 5/15/38 - 11/15/40, valued at $2,113), in a joint trading account at 5.02%, dated 6/30/23, due 7/3/23 (Delivery value $2,060)		2,059
TOTAL SHORT-TERM INVESTMENTS (Cost $18,568)		18,568
TOTAL INVESTMENT SECURITIES — 100.2% (Cost $2,747,026)		5,602,177
OTHER ASSETS AND LIABILITIES — (0.2)%		(11,991)
TOTAL NET ASSETS — 100.0%		$5,590,186
6

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	11,569	EUR	10,544	Bank of America N.A.	9/29/23	$14
USD	22,438	EUR	20,470	JPMorgan Chase Bank N.A.	9/29/23	6
USD	11,570	EUR	10,545	Morgan Stanley	9/29/23	14
USD	1,153	EUR	1,052	Morgan Stanley	9/29/23	—
						$34

NOTES TO SCHEDULE OF INVESTMENTS
EUR	–	Euro
USD	–	United States Dollar
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $5,178. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $5,324.

See Notes to Financial Statements.
7

Statement of Assets and Liabilities

JUNE 30, 2023 (UNAUDITED)
Assets
Investment securities, at value (cost of $2,741,702) — including $5,178 of securities on loan	$5,596,853
Investment made with cash collateral received for securities on loan, at value (cost of $5,324)	5,324
Total investment securities, at value (cost of $2,747,026)	5,602,177
Unrealized appreciation on forward foreign currency exchange contracts	34
Dividends and interest receivable	893
Securities lending receivable	87
5,603,191

Liabilities
Payable for collateral received for securities on loan	5,324
Payable for capital shares redeemed	3,721
Accrued management fees	3,098
Distribution fees payable	862
13,005

Net Assets	$5,590,186

Net Assets Consist of:
Capital (par value and paid-in surplus)	$2,747,110
Distributable earnings (loss)	2,843,076
$5,590,186

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Class I, $0.01 Par Value	$1,321,550	74,199	$17.81
Class II, $0.01 Par Value	$4,268,636	241,022	$17.71

See Notes to Financial Statements.
8

Statement of Operations

FOR THE SIX MONTHS ENDED JUNE 30, 2023 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $156)	$23,836
Securities lending, net	446
Interest	268
24,550

Expenses:
Management fees	21,438
Distribution fees - Class II	4,987
Directors' fees and expenses	86
Other expenses	152
26,663
Fees waived(1)	(3,645)
23,018

Net investment income (loss)	1,532

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	230,588
Forward foreign currency exchange contract transactions	(627)
Foreign currency translation transactions	(40)
229,921

Change in net unrealized appreciation (depreciation) on:
Investments	1,102,683
Forward foreign currency exchange contracts	338
1,103,021

Net realized and unrealized gain (loss)	1,332,942

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,334,474
(1)Amount consists of $852 and $2,793 for Class I and Class II, respectively.

See Notes to Financial Statements.
9

Statement of Changes in Net Assets

SIX MONTHS ENDED JUNE 30, 2023 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2022
Increase (Decrease) in Net Assets	June 30, 2023	December 31, 2022
Operations
Net investment income (loss)	$1,532	$(4,006)
Net realized gain (loss)	229,921	(219,730)
Change in net unrealized appreciation (depreciation)	1,103,021	(2,097,233)
Net increase (decrease) in net assets resulting from operations	1,334,474	(2,320,969)

Distributions to Shareholders
From earnings:
Class I	(1,378)	(124,364)
Class II	—	(407,697)
Decrease in net assets from distributions	(1,378)	(532,061)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(636,836)	457,297

Net increase (decrease) in net assets	696,260	(2,395,733)

Net Assets
Beginning of period	4,893,926	7,289,659
End of period	$5,590,186	$4,893,926

See Notes to Financial Statements.
10

Notes to Financial Statements

JUNE 30, 2023 (UNAUDITED)

1. Organization

American Century Variable Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. VP Growth Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth. The fund offers Class I and Class II.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

11

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

12

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2023.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$5,324	—	—	—	$5,324
Gross amount of recognized liabilities for securities lending transactions					$5,324
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation's investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. From January 1, 2023 through July 31, 2023, the investment advisor agreed to waive 0.14% of the fund's management fee. Effective August 1, 2023, the investment advisor agreed to increase the amount of the waiver from 0.14% to 0.16% of the fund's management fee. The investment advisor expects this waiver to continue until July 31, 2024 and cannot terminate it prior to such date without the approval of the Board of Directors.

The annual management fee and the effective annual management fee after waiver for each class for the period ended June 30, 2023 are as follows:

	Annual Management Fee	Effective Annual Management Fee After Waiver
Class I	0.90%	0.76%
Class II	0.80%	0.66%

13

Distribution Fees — The Board of Directors has adopted the Master Distribution Plan (the plan) for Class II, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that Class II will pay ACIS an annual distribution fee equal to 0.25%. The fee is computed and accrued daily based on the Class II daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of Class II including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. Fees incurred under the plan during the period ended June 30, 2023 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended June 30, 2023 were $925,376 and $1,551,158, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended June 30, 2023		Year ended December 31, 2022
	Shares	Amount	Shares	Amount
Class I/Shares Authorized	50,000,000		50,000,000
Sold	3,891	$58,330	20,015	$345,191
Issued in reinvestment of distributions	90	1,378	6,683	124,364
Redeemed	(7,413)	(122,900)	(22,823)	(345,117)
	(3,432)	(63,192)	3,875	124,438
Class II/Shares Authorized	50,000,000		50,000,000
Sold	9,121	150,883	52,195	815,830
Issued in reinvestment of distributions	—	—	22,014	407,697
Redeemed	(45,963)	(724,527)	(57,968)	(890,668)
	(36,842)	(573,644)	16,241	332,859
Net increase (decrease)	(40,274)	$(636,836)	20,116	$457,297

6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

14

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$5,472,603	$98,662	—
Exchange-Traded Funds	12,344	—	—
Short-Term Investments	16,509	2,059	—
	$5,501,456	$100,721	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$34	—

7. Derivative Instruments

Foreign Currency Risk — The fund  is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon settlement of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $63,616.

The value of foreign currency risk derivative instruments as of June 30, 2023, is disclosed on the Statement of Assets and Liabilities as an asset of $34 in unrealized appreciation on forward foreign currency exchange contracts. For the six months ended June 30, 2023, the effect of foreign currency risk derivative instruments on the Statement of Operations was $(627) in net realized gain (loss) on forward foreign currency exchange contract transactions and $338 in change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

15

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$2,755,986
Gross tax appreciation of investments	$2,952,506
Gross tax depreciation of investments	(106,315)
Net tax appreciation (depreciation) of investments	$2,846,191

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of December 31, 2022, the fund had accumulated short-term capital losses of $(208,233), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.
16

Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Class I
2023(3)	$13.83	0.01	3.99	4.00	(0.02)	—	(0.02)	$17.81	28.92%	0.77%(4)	0.91%(4)	0.17%(4)	0.03%(4)	18%	$1,322
2022	$21.81	0.01	(6.43)	(6.42)	—	(1.56)	(1.56)	$13.83	(31.28)%	0.80%	0.91%	0.04%	(0.07)%	48%	$1,074
2021	$20.91	(0.05)	4.75	4.70	—	(3.80)	(3.80)	$21.81	27.40%	0.80%	0.96%	(0.21)%	(0.37)%	41%	$1,608
2020	$17.05	0.01	5.11	5.12	(0.07)	(1.19)	(1.26)	$20.91	34.87%	0.81%	1.01%	0.04%	(0.16)%	48%	$12
2019	$14.34	0.07	4.66	4.73	(0.06)	(1.96)	(2.02)	$17.05	35.48%	0.81%	1.00%	0.43%	0.24%	52%	$8
2018	$14.87	0.05	(0.24)	(0.19)	(0.04)	(0.30)	(0.34)	$14.34	(1.36)%	0.82%	1.00%	0.28%	0.10%	63%	$6
Class II
2023(3)	$13.75	—(5)	3.96	3.96	—	—	—	$17.71	28.80%	0.92%(4)	1.06%(4)	0.02%(4)	(0.12)%(4)	18%	$4,269
2022	$21.72	(0.02)	(6.39)	(6.41)	—	(1.56)	(1.56)	$13.75	(31.34)%	0.95%	1.06%	(0.11)%	(0.22)%	48%	$3,820
2021	$20.87	(0.07)	4.72	4.65	—	(3.80)	(3.80)	$21.72	27.14%	0.95%	1.11%	(0.36)%	(0.52)%	41%	$5,681
2020	$17.02	(0.02)	5.12	5.10	(0.06)	(1.19)	(1.25)	$20.87	34.67%	0.96%	1.16%	(0.11)%	(0.31)%	48%	$5,244
2019	$14.31	0.04	4.67	4.71	(0.04)	(1.96)	(2.00)	$17.02	35.33%	0.96%	1.15%	0.28%	0.09%	52%	$5,580
2018	$14.85	0.02	(0.24)	(0.22)	(0.02)	(0.30)	(0.32)	$14.31	(1.59)%	0.97%	1.15%	0.13%	(0.05)%	63%	$4,688

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized. The total returns presented do not include the fees and charges assessed with investments in variable insurance products, those charges are disclosed in the separate account prospectus. The inclusion of such fees and charges would lower total return.
(3)Six months ended June 30, 2023 (unaudited).
(4)Annualized.
(5)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of the fund in relation to income earned and/or fluctuations in the fair value of the fund's investments.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 28, 2023, the Fund’s Board of Directors (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Directors, including a majority of the independent Directors, each year.

Prior to its consideration of the renewal of the management agreement, the Directors requested and reviewed data and information compiled by the Advisor and certain independent data providers concerning the Fund. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continual basis and the information received was supplemental to the information that the Board and its committees receive and consider over time.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor and its affiliates included, but was not limited to

•the nature, extent, and quality of investment management, shareholder services, distribution services, and other services provided to the Fund;
•the wide range of programs and services the Advisor and other service providers provide to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance compared to appropriate benchmarks and/or peer groups of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similarly-managed funds;
•the Advisor’s compliance policies, procedures, and regulatory experience and those of certain other service providers;
•the Advisor’s strategic plans, generally, and with respect to areas of heightened regulatory interest in the mutual fund industry and certain recent geopolitical and other issues;
•the Advisor’s business continuity plans, vendor management practices, and information security practices;
•the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the Advisor’s financial results of operation;
•possible economies of scale associated with the Advisor’s management of the Fund;
•any collateral benefits derived by the Advisor from the management of the Fund;
•fees and expenses associated with any investment by the Fund in other funds;
•payments to intermediaries by the Fund and the Advisor and services provided by intermediaries in connection therewith; and
•services provided and charges to the Advisor's other investment management clients.

The Board held two meetings to consider the renewal. The independent Directors also met in private session multiple times to review and discuss the information provided in response to their request. The independent Directors held active discussions with the Advisor regarding the renewal of the management agreement, requesting supplemental information, and reviewing information provided by the Advisor in response thereto. The independent Directors had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors.
19

In deciding to renew the management agreement, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services which include, without limitation, the following:

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•liquidity monitoring and management
•risk management, including information security
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Directors’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and principal investment strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, provides oversight of the investment performance process. It regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Board discusses with the Advisor the reasons for such results and any actions being taken to improve performance and may conduct special reviews until performance improves. The Fund’s performance was below its benchmark for the one-, three-, five-, and ten-year periods reviewed by the Board. In relation to industry peers, the Fund was above the median of its peer performance universe as identified by a third-party service provider for the one-, three-, five-, and ten-year periods. The Board discussed the Fund's performance with the Advisor, including steps being taken to address underperformance, and was satisfied with the efforts being undertaken by the Advisor. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services
20

provided, staffing levels, shareholder satisfaction, technology support (including information security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund (pre- and post-distribution), and its financial results of operation. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the terms of the current management agreement. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is sharing economies of scale, to the extent they exist, through its fee structure, and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded content and services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage and other transaction fees and expenses relating to acquisition and disposition of portfolio securities, acquired fund fees and expenses, taxes, interest, extraordinary expenses, fund litigation expenses, fees and expenses of the Fund’s independent Directors (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Investment Company Act Rule 12b-1. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratios of its peers. The unified fee charged to shareholders of the Fund was above the median of the total expense ratios of the Fund’s peer expense universe. In addition, the Board reviewed the Fund’s position relative to the narrower set of its expense group peers. The Board and the Advisor agreed to a temporary reduction of the Fund's annual unified management fee of 0.16% (e.g., the Class I unified fee will be reduced from 0.90% to 0.74%) for at least one year, beginning August 1, 2023. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees,
21

costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Directors also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided in response thereto. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Directors reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund's Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. To the extent there are potential collateral benefits, the Board has been advised and has taken this into consideration in its review of the management contract with the Fund. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with prospective clients, service providers, and counterparties. Additionally, the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions, which the Board concluded is likely to benefit other clients of the Advisor, as well as Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded that appropriate allocation methodologies had been employed to assign resources and the cost of those resources to these other clients.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and received over time, determined that the terms of the management agreement are fair and reasonable and that the management fee charged to the Fund is reasonable in light of the services provided and that the management agreement between the Fund and the Advisor should be renewed for an additional one-year period.

22

Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program (the “program”). The Fund’s Board of Directors (the "Board") has designated American Century Investment Management, Inc. (“ACIM”) as the administrator of the program. Personnel of ACIM or its affiliates, including members of ACIM’s Investment Oversight Committee who are members of ACIM’s Investment Management and Global Analytics departments, conduct the day-to-day operation of the program pursuant to the program.

Under the program, ACIM manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. ACIM’s process of determining the degree of liquidity of certain investments held by the Fund is supported by a third-party liquidity assessment vendor.

The Board reviewed a report prepared by ACIM regarding the operation and effectiveness of the program for the period January 1, 2022 through December 31, 2022. No significant liquidity events impacting the Fund were noted in the report. In addition, ACIM provided its assessment that the program had been effective in managing the Fund’s liquidity risk.

23

Additional Information

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-378-9878. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at americancentury.com and, upon request, by calling 1-800-378-9878. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.
24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investment Professional Service Representatives	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Variable Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2023 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92984 2308

Semiannual Report

June 30, 2023

VP International Fund
Class I (AVIIX)
Class II (ANVPX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Fund Characteristics

JUNE 30, 2023
Types of Investments in Portfolio	% of net assets
Common Stocks	97.2%
Short-Term Investments	3.5%
Other Assets and Liabilities	(0.7)%

Top Five Countries	% of net assets
France	18.6%
United Kingdom	15.1%
Japan	11.4%
Switzerland	6.9%
Netherlands	6.4%
2

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2023 to June 30, 2023.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period(1) 1/1/23 - 6/30/23	Annualized Expense Ratio(1)
Actual
Class I	$1,000	$1,135.30	$5.51	1.04%
Class II	$1,000	$1,133.80	$6.30	1.19%
Hypothetical
Class I	$1,000	$1,019.64	$5.21	1.04%
Class II	$1,000	$1,018.89	$5.96	1.19%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
3

Schedule of Investments

JUNE 30, 2023 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 97.2%
Australia — 2.8%
CSL Ltd.	17,160	$3,177,669
NEXTDC Ltd.(1)	200,252	1,688,679
		4,866,348
Belgium — 1.0%
KBC Group NV	25,550	1,783,410
Canada — 5.0%
Aritzia, Inc.(1)(2)	35,230	978,116
Canadian Pacific Kansas City Ltd.	35,070	2,832,603
Element Fleet Management Corp.	99,440	1,514,776
First Quantum Minerals Ltd.	50,360	1,191,381
GFL Environmental, Inc.	58,210	2,258,548
		8,775,424
China — 1.5%
H World Group Ltd., ADR(1)	24,260	940,803
Li Ning Co. Ltd.	193,500	1,044,935
Tencent Holdings Ltd.	17,500	742,020
		2,727,758
Denmark — 4.3%
Novo Nordisk A/S, B Shares	44,106	7,124,870
Vestas Wind Systems A/S(1)	17,330	460,758
		7,585,628
Finland — 0.2%
Neste Oyj	6,820	262,592
France — 18.6%
Air Liquide SA	19,619	3,518,375
Airbus SE	19,270	2,786,091
Arkema SA	10,470	987,283
Bureau Veritas SA	45,346	1,244,070
Edenred	37,917	2,539,846
EssilorLuxottica SA	5,890	1,110,678
Hermes International	640	1,391,180
L'Oreal SA	5,090	2,374,364
LVMH Moet Hennessy Louis Vuitton SE	6,870	6,477,807
Pernod Ricard SA	7,370	1,628,583
Safran SA	12,350	1,935,365
Schneider Electric SE	22,090	4,013,237
Thales SA	9,520	1,426,371
Valeo SA	66,410	1,427,103
		32,860,353
Germany — 6.2%
adidas AG	6,900	1,339,483
HUGO BOSS AG	17,640	1,378,766
Infineon Technologies AG	58,583	2,412,579
Mercedes-Benz Group AG	22,320	1,796,566
Puma SE	13,210	796,037
SAP SE	14,170	1,935,727
4

	Shares	Value
Symrise AG	11,940	$1,251,939
		10,911,097
Hong Kong — 3.1%
AIA Group Ltd.	357,800	3,633,994
Hong Kong Exchanges & Clearing Ltd.	20,400	772,936
Techtronic Industries Co. Ltd.	101,500	1,109,964
		5,516,894
India — 0.7%
HDFC Bank Ltd.	58,930	1,222,963
Indonesia — 0.7%
Bank Central Asia Tbk PT	2,104,800	1,290,870
Ireland — 3.7%
Bank of Ireland Group PLC	89,570	855,164
CRH PLC	31,060	1,713,497
ICON PLC(1)	6,860	1,716,372
Kerry Group PLC, A Shares	23,810	2,323,929
		6,608,962
Italy — 3.0%
Ferrari NV	12,140	3,969,147
Prysmian SpA	29,620	1,238,818
		5,207,965
Japan — 11.4%
BayCurrent Consulting, Inc.	69,600	2,617,094
Fast Retailing Co. Ltd.	9,200	2,359,568
Hoya Corp.	17,400	2,082,191
JMDC, Inc.	26,300	1,050,484
Keyence Corp.	8,000	3,801,252
Lasertec Corp.	7,300	1,103,151
MonotaRO Co. Ltd.	124,300	1,587,362
Murata Manufacturing Co. Ltd.	24,500	1,407,303
Obic Co. Ltd.	10,400	1,669,286
Seven & i Holdings Co. Ltd.	27,100	1,170,778
Terumo Corp.	40,600	1,293,096
		20,141,565
Netherlands — 6.4%
Adyen NV(1)	1,358	2,351,605
ASML Holding NV	7,950	5,766,364
DSM-Firmenich AG(1)	15,905	1,711,603
Heineken NV	13,490	1,387,265
		11,216,837
Singapore — 0.5%
Sea Ltd., ADR(1)	15,200	882,208
Spain — 3.7%
Cellnex Telecom SA(1)	62,116	2,509,721
Grifols SA(1)	69,020	885,446
Iberdrola SA	243,061	3,174,086
		6,569,253
Sweden — 1.4%
Epiroc AB, A Shares	59,530	1,127,609
Hexagon AB, B Shares	114,640	1,410,108
		2,537,717
5

	Shares	Value
Switzerland — 6.9%
Alcon, Inc.	26,482	$2,197,009
Julius Baer Group Ltd.	17,210	1,086,081
Lonza Group AG	4,970	2,970,631
On Holding AG, Class A(1)	42,480	1,401,840
Sika AG	8,181	2,343,043
Zurich Insurance Group AG	4,520	2,150,113
		12,148,717
Taiwan — 0.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	71,000	1,311,605
Thailand — 0.3%
Kasikornbank PCL	141,100	518,692
United Kingdom — 15.1%
Ashtead Group PLC	19,950	1,383,150
AstraZeneca PLC	40,440	5,797,244
BP PLC	248,910	1,449,247
Compass Group PLC	64,770	1,813,761
Haleon PLC	318,530	1,307,395
Halma PLC	38,210	1,106,001
HSBC Holdings PLC	411,600	3,240,294
London Stock Exchange Group PLC	32,929	3,504,743
Melrose Industries PLC	208,200	1,341,450
Reckitt Benckiser Group PLC	33,091	2,486,814
Rentokil Initial PLC	137,930	1,078,434
Segro PLC	70,300	641,123
Whitbread PLC	34,406	1,481,060
		26,630,716
TOTAL COMMON STOCKS (Cost $127,511,464)		171,577,574
SHORT-TERM INVESTMENTS — 3.5%
Money Market Funds — 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class	5,540	5,540
State Street Navigator Securities Lending Government Money Market Portfolio(3)	793,510	793,510
		799,050
Repurchase Agreements — 3.0%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 4.25% - 4.50%, 5/15/38 - 11/15/40, valued at $858,044), in a joint trading account at 5.02%, dated 6/30/23, due 7/3/23 (Delivery value $836,389)		836,039
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.625%, 5/15/53, valued at $4,623,735), at 5.04%, dated 6/30/23, due 7/3/23 (Delivery value $4,534,904)		4,533,000
		5,369,039
TOTAL SHORT-TERM INVESTMENTS (Cost $6,168,089)		6,168,089
TOTAL INVESTMENT SECURITIES — 100.7% (Cost $133,679,553)		177,745,663
OTHER ASSETS AND LIABILITIES — (0.7)%		(1,269,748)
TOTAL NET ASSETS — 100.0%		$176,475,915

6

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Health Care	16.7%
Industrials	16.2%
Consumer Discretionary	16.1%
Financials	14.9%
Information Technology	13.4%
Consumer Staples	7.2%
Materials	7.2%
Communication Services	2.3%
Utilities	1.8%
Energy	1.0%
Real Estate	0.4%
Short-Term Investments	3.5%
Other Assets and Liabilities	(0.7)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $754,479. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $793,510.

See Notes to Financial Statements.
7

Statement of Assets and Liabilities

JUNE 30, 2023 (UNAUDITED)
Assets
Investment securities, at value (cost of $132,886,043) — including $754,479 of securities on loan	$176,952,153
Investment made with cash collateral received for securities on loan, at value (cost of $793,510)	793,510
Total investment securities, at value (cost of $133,679,553)	177,745,663
Receivable for capital shares sold	6,197
Receivable for foreign withholding tax recoveries	74,155
Dividends and interest receivable	562,930
Securities lending receivable	397
Other assets	12,408
178,401,750

Liabilities
Foreign currency overdraft payable, at value (cost of $109,565)	109,383
Payable for collateral received for securities on loan	793,510
Payable for investments purchased	595,786
Payable for capital shares redeemed	163,741
Accrued management fees	134,247
Distribution fees payable	7,857
Accrued foreign taxes	58,647
Accrued foreign withholding tax reclaim expenses	62,664
1,925,835

Net Assets	$176,475,915

Net Assets Consist of:
Capital (par value and paid-in surplus)	$139,146,087
Distributable earnings (loss)	37,329,828
$176,475,915

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Class I, $0.01 Par Value	$137,947,439	12,932,829	$10.67
Class II, $0.01 Par Value	$38,528,476	3,616,153	$10.65

See Notes to Financial Statements.
8

Statement of Operations

FOR THE SIX MONTHS ENDED JUNE 30, 2023 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $200,738)	$1,912,683
Foreign withholding tax recoveries	246,547
Interest	72,822
Securities lending, net	8,130
2,240,182

Expenses:
Management fees	888,715
Distribution fees - Class II	46,844
Directors' fees and expenses	2,847
Foreign withholding tax reclaim expenses	63,264
Other expenses	3,545
1,005,215
Fees waived(1)	(85,609)
919,606

Net investment income (loss)	1,320,576

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (net of foreign tax expenses paid (refunded) of $3,084)	(1,315,466)
Foreign currency translation transactions	(51,911)
(1,367,377)

Change in net unrealized appreciation (depreciation) on:
Investments (includes (increase) decrease in accrued foreign taxes of $(2,767))	21,445,076
Translation of assets and liabilities in foreign currencies	9,018
21,454,094

Net realized and unrealized gain (loss)	20,086,717

Net Increase (Decrease) in Net Assets Resulting from Operations	$21,407,293
(1)Amount consists of $66,871 and $18,738 for Class I and Class II, respectively.

See Notes to Financial Statements.
9

Statement of Changes in Net Assets

SIX MONTHS ENDED JUNE 30, 2023 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2022
Increase (Decrease) in Net Assets	June 30, 2023	December 31, 2022
Operations
Net investment income (loss)	$1,320,576	$2,183,256
Net realized gain (loss)	(1,367,377)	(6,354,665)
Change in net unrealized appreciation (depreciation)	21,454,094	(51,428,120)
Net increase (decrease) in net assets resulting from operations	21,407,293	(55,599,529)

Distributions to Shareholders
From earnings:
Class I	(1,807,947)	(22,559,900)
Class II	(457,928)	(6,497,244)
Decrease in net assets from distributions	(2,265,875)	(29,057,144)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(3,856,815)	19,660,016

Net increase (decrease) in net assets	15,284,603	(64,996,657)

Net Assets
Beginning of period	161,191,312	226,187,969
End of period	$176,475,915	$161,191,312

See Notes to Financial Statements.
10

Notes to Financial Statements

JUNE 30, 2023 (UNAUDITED)

1. Organization

American Century Variable Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. VP International Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek capital growth. The fund offers Class I and Class II.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

11

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The fund records the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services. Foreign withholding tax recoveries represent the receipt of certain European Union (EU) withholding taxes previously withheld. The fund will record any EU reclaims only when certainty exists as to the likelihood of receipt.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.
12

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2023.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$793,510	—	—	—	$793,510
Gross amount of recognized liabilities for securities lending transactions					$793,510
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation's investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund's assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts), as well as exchange-traded funds managed by the investment advisor, that use very similar investment teams and strategies (strategy assets). From January 1, 2023 through July 31, 2023, the investment advisor agreed to waive 0.10% of the fund's management fee. Effective August 1, 2023, the investment advisor agreed to increase the amount of the waiver from 0.10% to 0.11% of the fund's management fee. The investment advisor expects this waiver to continue until July 31, 2024 and cannot terminate it prior to such date without the approval of the Board of Directors.

13

The management fee schedule range and the effective annual management fee before and after waiver for each class for the period ended June 30, 2023 are as follows:

		Effective Annual Management Fee
	Management Fee Schedule Range	Before Waiver	After Waiver
Class I	1.00% to 1.06%	1.06%	0.96%
Class II	0.90% to 0.96%	0.96%	0.86%

Distribution Fees — The Board of Directors has adopted the Master Distribution Plan (the plan) for Class II, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that Class II will pay ACIS an annual distribution fee equal to 0.25%. The fee is computed and accrued daily based on the Class II daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of Class II including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. Fees incurred under the plan during the period ended June 30, 2023 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Foreign Withholding Tax Reclaim Expenses — The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The fund may incur expenses in association with recovery of such taxes. The impact of foreign withholding tax reclaim expenses to the annualized ratio of operating expenses to average net assets was 0.07% for the period ended June 30, 2023.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended June 30, 2023 were $37,549,569 and $47,000,476, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended June 30, 2023		Year ended December 31, 2022
	Shares	Amount	Shares	Amount
Class I/Shares Authorized	200,000,000		200,000,000
Sold	956,493	$9,986,329	1,091,781	$11,182,450
Issued in reinvestment of distributions	179,182	1,807,947	2,010,686	22,559,900
Redeemed	(1,442,745)	(14,883,621)	(1,691,407)	(17,745,429)
	(307,070)	(3,089,345)	1,411,060	15,996,921
Class II/Shares Authorized	100,000,000		100,000,000
Sold	119,857	1,241,599	201,701	2,111,733
Issued in reinvestment of distributions	45,384	457,928	579,594	6,497,244
Redeemed	(238,109)	(2,466,997)	(492,230)	(4,945,882)
	(72,868)	(767,470)	289,065	3,663,095
Net increase (decrease)	(379,938)	$(3,856,815)	1,700,125	$19,660,016

14

6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$7,199,771	$164,377,803	—
Short-Term Investments	799,050	5,369,039	—
	$7,998,821	$169,746,842	—

7. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$134,004,823
Gross tax appreciation of investments	$49,868,537
Gross tax depreciation of investments	(6,127,697)
Net tax appreciation (depreciation) of investments	$43,740,840

15

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of December 31, 2022, the fund had accumulated short-term capital losses of $(6,179,913), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.
16

Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Class I
2023(3)	$9.53	0.08	1.20	1.28	(0.14)	—	(0.14)	$10.67	13.53%	1.04%(4)	1.14%(4)	1.58%(4)	1.48%(4)	22%	$137,947
2022	$14.86	0.13	(3.51)	(3.38)	(0.17)	(1.78)	(1.95)	$9.53	(24.75)%	1.10%	1.20%	1.29%	1.19%	40%	$126,117
2021	$14.10	0.14	1.05	1.19	(0.02)	(0.41)	(0.43)	$14.86	8.75%	1.04%	1.29%	0.92%	0.67%	47%	$175,756
2020	$11.50	0.02	2.81	2.83	(0.06)	(0.17)	(0.23)	$14.10	25.88%	1.00%	1.36%	0.21%	(0.15)%	59%	$175,606
2019	$9.54	0.05	2.56	2.61	(0.09)	(0.56)	(0.65)	$11.50	28.42%	1.03%	1.37%	0.52%	0.18%	65%	$143,094
2018	$12.18	0.09	(1.79)	(1.70)	(0.15)	(0.79)	(0.94)	$9.54	(15.22)%	1.04%	1.37%	0.78%	0.45%	66%	$117,384
Class II
2023(3)	$9.51	0.07	1.20	1.27	(0.13)	—	(0.13)	$10.65	13.38%	1.19%(4)	1.29%(4)	1.43%(4)	1.33%(4)	22%	$38,528
2022	$14.83	0.12	(3.51)	(3.39)	(0.15)	(1.78)	(1.93)	$9.51	(24.86)%	1.25%	1.35%	1.14%	1.04%	40%	$35,074
2021	$14.07	0.11	1.06	1.17	—(5)	(0.41)	(0.41)	$14.83	8.60%	1.19%	1.44%	0.77%	0.52%	47%	$50,432
2020	$11.48	0.01	2.79	2.80	(0.04)	(0.17)	(0.21)	$14.07	25.65%	1.15%	1.51%	0.06%	(0.30)%	59%	$48,151
2019	$9.53	0.04	2.55	2.59	(0.08)	(0.56)	(0.64)	$11.48	28.14%	1.18%	1.52%	0.37%	0.03%	65%	$41,227
2018	$12.16	0.07	(1.78)	(1.71)	(0.13)	(0.79)	(0.92)	$9.53	(15.29)%	1.19%	1.52%	0.63%	0.30%	66%	$36,919

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized. The total returns presented do not include the fees and charges assessed with investments in variable insurance products, those charges are disclosed in the separate account prospectus. The inclusion of such fees and charges would lower total return.
(3)Six months ended June 30, 2023 (unaudited).
(4)Annualized.
(5)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of the fund in relation to income earned and/or fluctuations in the fair value of the fund's investments.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 28, 2023, the Fund’s Board of Directors (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Directors, including a majority of the independent Directors, each year.

Prior to its consideration of the renewal of the management agreement, the Directors requested and reviewed data and information compiled by the Advisor and certain independent data providers concerning the Fund. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continual basis and the information received was supplemental to the information that the Board and its committees receive and consider over time.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor and its affiliates included, but was not limited to

•the nature, extent, and quality of investment management, shareholder services, distribution services, and other services provided to the Fund;
•the wide range of programs and services the Advisor and other service providers provide to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance compared to appropriate benchmarks and/or peer groups of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similarly-managed funds;
•the Advisor’s compliance policies, procedures, and regulatory experience and those of certain other service providers;
•the Advisor’s strategic plans, generally, and with respect to areas of heightened regulatory interest in the mutual fund industry and certain recent geopolitical and other issues;
•the Advisor’s business continuity plans, vendor management practices, and information security practices;
•the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the Advisor’s financial results of operation;
•possible economies of scale associated with the Advisor’s management of the Fund;
•any collateral benefits derived by the Advisor from the management of the Fund;
•fees and expenses associated with any investment by the Fund in other funds;
•payments to intermediaries by the Fund and the Advisor and services provided by intermediaries in connection therewith; and
•services provided and charges to the Advisor's other investment management clients.

The Board held two meetings to consider the renewal. The independent Directors also met in private session multiple times to review and discuss the information provided in response to their request. The independent Directors held active discussions with the Advisor regarding the renewal of the management agreement, requesting supplemental information, and reviewing information provided by the Advisor in response thereto. The independent Directors had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors.
19

In deciding to renew the management agreement, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services which include, without limitation, the following:

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•liquidity monitoring and management
•risk management, including information security
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Directors’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and principal investment strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, provides oversight of the investment performance process. It regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Board discusses with the Advisor the reasons for such results and any actions being taken to improve performance and may conduct special reviews until performance improves. The Fund’s performance was above its benchmark for the three-, five-, and ten-year periods reviewed by the Board and below its benchmark for the one-year period. In relation to industry peers, the Fund was above the median of its peer performance universe as identified by a third-party service provider for the three- and five-year periods, at the median for the one-year period, and slightly below for the ten-year period. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including information
20

security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund (pre- and post-distribution), and its financial results of operation. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the terms of the current management agreement. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is sharing economies of scale, to the extent they exist, through its fee structure, and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded content and services. The Board also noted that economies of scale are shared with the Fund and its shareholders through management fee breakpoints that serve to reduce the effective management fee as the assets of the Fund grow. Assets of various classes of the same Fund or similarly-managed products are combined with the assets of the Fund to help achieve those breakpoints.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage and other transaction fees and expenses relating to acquisition and disposition of portfolio securities, acquired fund fees and expenses, taxes, interest, extraordinary expenses, fund litigation expenses, fees and expenses of the Fund’s independent Directors (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Investment Company Act Rule 12b-1. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratios of its peers. The unified fee charged to shareholders of the Fund was above the median of the total expense ratios of the Fund’s peer expense universe. In addition, the Board reviewed the Fund’s position relative to the narrower set of its expense group peers. The Board and the Advisor agreed to a temporary reduction of the Fund's annual unified management fee of 0.11% (e.g., the Class I unified fee will be reduced from 1.06% to 0.95%) for at least one year, beginning August 1, 2023. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.
21

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Directors also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided in response thereto. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Directors reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund's Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. To the extent there are potential collateral benefits, the Board has been advised and has taken this into consideration in its review of the management contract with the Fund. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with prospective clients, service providers, and counterparties. Additionally, the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions, which the Board concluded is likely to benefit other clients of the Advisor, as well as Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded that appropriate allocation methodologies had been employed to assign resources and the cost of those resources to these other clientsand, where expressly provided, these other client assets may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and received over time, determined that the terms of the management agreement are fair and reasonable and that the management fee charged to the Fund is reasonable in light of the services provided and that the management agreement between the Fund and the Advisor should be renewed for an additional one-year period.

22

Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program (the “program”). The Fund’s Board of Directors (the "Board") has designated American Century Investment Management, Inc. (“ACIM”) as the administrator of the program. Personnel of ACIM or its affiliates, including members of ACIM’s Investment Oversight Committee who are members of ACIM’s Investment Management and Global Analytics departments, conduct the day-to-day operation of the program pursuant to the program.

Under the program, ACIM manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. ACIM’s process of determining the degree of liquidity of certain investments held by the Fund is supported by a third-party liquidity assessment vendor.

The Board reviewed a report prepared by ACIM regarding the operation and effectiveness of the program for the period January 1, 2022 through December 31, 2022. No significant liquidity events impacting the Fund were noted in the report. In addition, ACIM provided its assessment that the program had been effective in managing the Fund’s liquidity risk.

23

Additional Information

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-378-9878. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at americancentury.com and, upon request, by calling 1-800-378-9878. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investment Professional Service Representatives	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Variable Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2023 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92978 2308

Semiannual Report

June 30, 2023

VP Large Company Value Fund
Class I (AVVIX)
Class II (AVVTX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Fund Characteristics

JUNE 30, 2023
Types of Investments in Portfolio	% of net assets
Common Stocks	96.9%
Exchange-Traded Funds	0.8%
Short-Term Investments	1.6%
Other Assets and Liabilities	0.7%

Top Five Industries*	% of net assets
Health Care Equipment and Supplies	8.5%
Pharmaceuticals	8.0%
Health Care Providers and Services	7.3%
Electric Utilities	6.5%
Oil, Gas and Consumable Fuels	6.4%
*Exposure indicated excludes Exchange-Traded Funds. The Schedule of Investments provides additional information on the fund's portfolio holdings.
2

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2023 to June 30, 2023.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period(1) 1/1/23 - 6/30/23	Annualized Expense Ratio(1)
Actual
Class I	$1,000	$1,007.90	$3.58	0.72%
Class II	$1,000	$1,007.60	$4.33	0.87%
Hypothetical
Class I	$1,000	$1,021.22	$3.61	0.72%
Class II	$1,000	$1,020.48	$4.36	0.87%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
3

Schedule of Investments

JUNE 30, 2023 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 96.9%
Aerospace and Defense — 2.9%
Raytheon Technologies Corp.	43,249	$4,236,672
Air Freight and Logistics — 0.8%
United Parcel Service, Inc., Class B	6,170	1,105,973
Automobiles — 0.7%
General Motors Co.	27,007	1,041,390
Banks — 5.1%
JPMorgan Chase & Co.	22,347	3,250,148
Truist Financial Corp.	67,379	2,044,953
U.S. Bancorp	65,130	2,151,895
		7,446,996
Beverages — 1.3%
Anheuser-Busch InBev SA	13,124	743,835
PepsiCo, Inc.	6,023	1,115,580
		1,859,415
Capital Markets — 5.8%
Ameriprise Financial, Inc.	2,602	864,280
Bank of New York Mellon Corp.	62,528	2,783,747
BlackRock, Inc.	3,127	2,161,195
Charles Schwab Corp.	29,068	1,647,574
Northern Trust Corp.	13,470	998,666
		8,455,462
Chemicals — 0.7%
Akzo Nobel NV	13,385	1,094,266
Communications Equipment — 3.7%
Cisco Systems, Inc.	47,447	2,454,908
F5, Inc.(1)	13,174	1,926,829
Juniper Networks, Inc.	32,733	1,025,525
		5,407,262
Consumer Staples Distribution & Retail — 4.2%
Dollar Tree, Inc.(1)	16,218	2,327,283
Koninklijke Ahold Delhaize NV	53,290	1,816,817
Walmart, Inc.	12,526	1,968,836
		6,112,936
Containers and Packaging — 2.6%
Packaging Corp. of America	14,653	1,936,541
Sonoco Products Co.	32,716	1,930,898
		3,867,439
Diversified Telecommunication Services — 2.1%
Verizon Communications, Inc.	81,459	3,029,460
Electric Utilities — 6.5%
Duke Energy Corp.	28,553	2,562,346
Edison International	22,015	1,528,942
Eversource Energy	20,919	1,483,575
Pinnacle West Capital Corp.	17,507	1,426,120
Xcel Energy, Inc.	40,139	2,495,442
		9,496,425
4

	Shares	Value
Electrical Equipment — 2.0%
Emerson Electric Co.	10,985	$992,934
nVent Electric PLC	36,296	1,875,415
		2,868,349
Electronic Equipment, Instruments and Components — 1.2%
TE Connectivity Ltd.	12,226	1,713,596
Energy Equipment and Services — 1.1%
Baker Hughes Co.	53,016	1,675,836
Entertainment — 1.3%
Walt Disney Co.(1)	21,237	1,896,039
Financial Services — 4.5%
Berkshire Hathaway, Inc., Class B(1)	19,094	6,511,054
Food Products — 3.1%
Conagra Brands, Inc.	75,888	2,558,943
Mondelez International, Inc., Class A	26,959	1,966,390
		4,525,333
Ground Transportation — 0.9%
Norfolk Southern Corp.	6,128	1,389,585
Health Care Equipment and Supplies — 8.5%
Becton Dickinson & Co.	6,772	1,787,876
Medtronic PLC	67,123	5,913,536
Zimmer Biomet Holdings, Inc.	32,758	4,769,565
		12,470,977
Health Care Providers and Services — 7.3%
Cigna Group	6,037	1,693,982
CVS Health Corp.	21,218	1,466,801
Henry Schein, Inc.(1)	29,411	2,385,232
Quest Diagnostics, Inc.	19,970	2,806,983
Universal Health Services, Inc., Class B	14,362	2,265,893
		10,618,891
Household Products — 5.3%
Colgate-Palmolive Co.	38,644	2,977,134
Henkel AG & Co. KGaA, Preference Shares	7,298	583,667
Kimberly-Clark Corp.	18,927	2,613,062
Procter & Gamble Co.	10,060	1,526,504
		7,700,367
Industrial Conglomerates — 0.7%
Siemens AG	6,555	1,092,724
Insurance — 3.2%
Allstate Corp.	28,472	3,104,587
Chubb Ltd.	4,924	948,165
MetLife, Inc.	12,281	694,245
		4,746,997
Machinery — 1.3%
Oshkosh Corp.	22,716	1,966,978
Oil, Gas and Consumable Fuels — 6.4%
Chevron Corp.	7,532	1,185,160
ConocoPhillips	12,465	1,291,499
Exxon Mobil Corp.	37,161	3,985,517
Shell PLC	24,798	739,766
TotalEnergies SE, ADR	37,992	2,189,859
		9,391,801
5

	Shares	Value
Passenger Airlines — 1.2%
Southwest Airlines Co.	50,507	$1,828,858
Personal Care Products — 2.3%
Kenvue, Inc.(1)	23,511	621,161
Unilever PLC, ADR	53,724	2,800,632
		3,421,793
Pharmaceuticals — 8.0%
Johnson & Johnson	45,222	7,485,145
Merck & Co., Inc.	11,432	1,319,139
Pfizer, Inc.	33,934	1,244,699
Roche Holding AG	5,291	1,616,241
		11,665,224
Professional Services — 1.1%
Automatic Data Processing, Inc.	7,127	1,566,443
Semiconductors and Semiconductor Equipment — 1.1%
Texas Instruments, Inc.	8,621	1,551,952
TOTAL COMMON STOCKS (Cost $127,698,888)		141,756,493
EXCHANGE-TRADED FUNDS — 0.8%
iShares Russell 1000 Value ETF (Cost $1,000,477)	6,901	1,089,185
SHORT-TERM INVESTMENTS — 1.6%
Money Market Funds†
State Street Institutional U.S. Government Money Market Fund, Premier Class	4,221	4,221
Repurchase Agreements — 1.6%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 4.25% - 4.50%, 5/15/38 - 11/15/40, valued at $385,047), in a joint trading account at 5.02%, dated 6/30/23, due 7/3/23 (Delivery value $375,330)		375,173
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.00%, 11/15/41, valued at $2,074,736), at 5.04%, dated 6/30/23, due 7/3/23 (Delivery value $2,034,854)		2,034,000
		2,409,173
TOTAL SHORT-TERM INVESTMENTS (Cost $2,413,394)		2,413,394
TOTAL INVESTMENT SECURITIES — 99.3% (Cost $131,112,759)		145,259,072
OTHER ASSETS AND LIABILITIES — 0.7%		995,944
TOTAL NET ASSETS — 100.0%		$146,255,016

6

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CHF	30,514	USD	34,474	Morgan Stanley	9/29/23	$(73)
USD	1,419,912	CHF	1,258,291	Morgan Stanley	9/29/23	1,340
EUR	298,158	USD	328,239	Bank of America N.A.	9/29/23	(1,496)
EUR	161,585	USD	177,106	Morgan Stanley	9/29/23	(29)
USD	1,740,780	EUR	1,586,599	Bank of America N.A.	9/29/23	2,070
USD	3,376,207	EUR	3,080,031	JPMorgan Chase Bank N.A.	9/29/23	887
USD	1,740,908	EUR	1,586,599	Morgan Stanley	9/29/23	2,199
USD	2,395,257	GBP	1,884,992	Bank of America N.A.	9/29/23	862
USD	591,708	GBP	463,950	Bank of America N.A.	9/29/23	2,379
						$8,139

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
CHF	–	Swiss Franc
EUR	–	Euro
GBP	–	British Pound
USD	–	United States Dollar
†Category is less than 0.05% of total net assets.
(1)Non-income producing.

See Notes to Financial Statements.
7

Statement of Assets and Liabilities

JUNE 30, 2023 (UNAUDITED)
Assets
Investment securities, at value (cost of $131,112,759)	$145,259,072
Receivable for investments sold	1,559,910
Receivable for capital shares sold	68,223
Unrealized appreciation on forward foreign currency exchange contracts	9,737
Dividends and interest receivable	319,436
147,216,378

Liabilities
Payable for investments purchased	777,804
Payable for capital shares redeemed	80,917
Unrealized depreciation on forward foreign currency exchange contracts	1,598
Accrued management fees	75,386
Distribution fees payable	25,657
961,362

Net Assets	$146,255,016

Net Assets Consist of:
Capital (par value and paid-in surplus)	$134,814,542
Distributable earnings (loss)	11,440,474
$146,255,016

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Class I, $0.01 Par Value	$22,518,808	1,293,965	$17.40
Class II, $0.01 Par Value	$123,736,208	6,976,366	$17.74

See Notes to Financial Statements.
8

Statement of Operations

FOR THE SIX MONTHS ENDED JUNE 30, 2023 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $57,690)	$1,976,513
Interest	84,114
2,060,627

Expenses:
Management fees	546,078
Distribution fees - Class II	158,155
Directors' fees and expenses	2,500
Other expenses	752
707,485
Fees waived(1)	(81,669)
625,816

Net investment income (loss)	1,434,811

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(855,271)
Forward foreign currency exchange contract transactions	(221,574)
Foreign currency translation transactions	(58)
(1,076,903)

Change in net unrealized appreciation (depreciation) on:
Investments	820,863
Forward foreign currency exchange contracts	45,588
Translation of assets and liabilities in foreign currencies	1,187
867,638

Net realized and unrealized gain (loss)	(209,265)

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,225,546
(1)Amount consists of $12,081 and $69,588 for Class I and Class II, respectively.

See Notes to Financial Statements.
9

Statement of Changes in Net Assets

SIX MONTHS ENDED JUNE 30, 2023 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2022
Increase (Decrease) in Net Assets	June 30, 2023	December 31, 2022
Operations
Net investment income (loss)	$1,434,811	$2,357,687
Net realized gain (loss)	(1,076,903)	4,134,919
Change in net unrealized appreciation (depreciation)	867,638	(6,409,421)
Net increase (decrease) in net assets resulting from operations	1,225,546	83,185

Distributions to Shareholders
From earnings:
Class I	(930,486)	(1,313,393)
Class II	(5,422,196)	(7,513,475)
Decrease in net assets from distributions	(6,352,682)	(8,826,868)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(3,060,441)	62,218,785

Net increase (decrease) in net assets	(8,187,577)	53,475,102

Net Assets
Beginning of period	154,442,593	100,967,491
End of period	$146,255,016	$154,442,593

See Notes to Financial Statements.
10

Notes to Financial Statements

JUNE 30, 2023 (UNAUDITED)

1. Organization

American Century Variable Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. VP Large Company Value Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth. Income is a secondary objective. The fund offers Class I and Class II.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

11

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.
12

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation's investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund's assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts), as well as exchange-traded funds managed by the investment advisor, that use very similar investment teams and strategies (strategy assets). From January 1, 2023 through July 31, 2023, the investment advisor agreed to waive 0.11% of the fund's management fee. Effective August 1, 2023, the investment advisor agreed to increase the amount of the waiver from 0.11% to 0.13% of the fund's management fee. The investment advisor expects this waiver to continue until July 31, 2024 and cannot terminate it prior to such date without the approval of the Board of Directors.

The management fee schedule range and the effective annual management fee before and after waiver for each class for the period ended June 30, 2023 are as follows:

		Effective Annual Management Fee
	Management Fee Schedule Range	Before Waiver	After Waiver
Class I	0.70% to 0.83%	0.82%	0.71%
Class II	0.60% to 0.73%	0.72%	0.61%

Distribution Fees — The Board of Directors has adopted the Master Distribution Plan (the plan) for Class II, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that Class II will pay ACIS an annual distribution fee equal to 0.25%. The fee is computed and accrued daily based on the Class II daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of Class II including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. Fees incurred under the plan during the period ended June 30, 2023 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended June 30, 2023 were $29,366,589 and $37,609,068, respectively.

13

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended June 30, 2023		Year ended December 31, 2022
	Shares	Amount	Shares	Amount
Class I/Shares Authorized	50,000,000		50,000,000
Sold	275,559	$4,719,176	640,852	$11,489,078
Issued in reinvestment of distributions	55,690	930,486	70,607	1,313,393
Redeemed	(356,924)	(6,310,750)	(239,210)	(4,364,550)
	(25,675)	(661,088)	472,249	8,437,921
Class II/Shares Authorized	50,000,000		50,000,000
Sold	597,952	10,848,704	3,270,484	61,345,874
Issued in reinvestment of distributions	318,745	5,422,196	396,220	7,513,475
Redeemed	(1,033,220)	(18,670,253)	(833,039)	(15,078,485)
	(116,523)	(2,399,353)	2,833,665	53,780,864
Net increase (decrease)	(142,198)	$(3,060,441)	3,305,914	$62,218,785

6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

14

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Beverages	$1,115,580	$743,835	—
Chemicals	—	1,094,266	—
Consumer Staples Distribution & Retail	4,296,119	1,816,817	—
Household Products	7,116,700	583,667	—
Industrial Conglomerates	—	1,092,724	—
Oil, Gas and Consumable Fuels	8,652,035	739,766	—
Pharmaceuticals	10,048,983	1,616,241	—
Other Industries	102,839,760	—	—
Exchange-Traded Funds	1,089,185	—	—
Short-Term Investments	4,221	2,409,173	—
	$135,162,583	$10,096,489	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$9,737	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$1,598	—

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon settlement of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $12,961,926.

The value of foreign currency risk derivative instruments as of June 30, 2023, is disclosed on the Statement of Assets and Liabilities as an asset of $9,737 in unrealized appreciation on forward foreign currency exchange contracts and a liability of $1,598 in unrealized depreciation on forward foreign currency exchange contracts. For the six months ended June 30, 2023, the effect of foreign currency risk derivative instruments on the Statement of Operations was $(221,574) in net realized gain (loss) on forward foreign currency exchange contract transactions and $45,588 in change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

15

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing a significant portion of assets in one country or region may accentuate these risks.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$133,177,619
Gross tax appreciation of investments	$17,366,419
Gross tax depreciation of investments	(5,284,966)
Net tax appreciation (depreciation) of investments	$12,081,453

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.
16

Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Class I
2023(3)	$18.08	0.18	(0.08)	0.10	(0.28)	(0.50)	(0.78)	$17.40	0.79%	0.72%(4)	0.83%(4)	2.06%(4)	1.95%(4)	20%	$22,519
2022	$19.49	0.35	(0.37)	(0.02)	(0.39)	(1.00)	(1.39)	$18.08	(0.26)%	0.72%	0.83%	1.93%	1.82%	30%	$23,858
2021	$16.24	0.31	3.20	3.51	(0.26)	—	(0.26)	$19.49	21.71%	0.71%	0.84%	1.68%	1.55%	40%	$16,520
2020	$16.29	0.30	0.02	0.32	(0.25)	(0.12)	(0.37)	$16.24	2.62%	0.74%	0.90%	2.07%	1.91%	77%	$11,424
2019	$13.38	0.28	3.31	3.59	(0.31)	(0.37)	(0.68)	$16.29	27.48%	0.76%	0.90%	1.82%	1.68%	59%	$11,514
2018	$15.77	0.28	(1.49)	(1.21)	(0.27)	(0.91)	(1.18)	$13.38	(8.04)%	0.78%	0.90%	1.86%	1.74%	51%	$6,644
Class II
2023(3)	$18.41	0.17	(0.07)	0.10	(0.27)	(0.50)	(0.77)	$17.74	0.76%	0.87%(4)	0.98%(4)	1.91%(4)	1.80%(4)	20%	$123,736
2022	$19.83	0.33	(0.39)	(0.06)	(0.36)	(1.00)	(1.36)	$18.41	(0.46)%	0.87%	0.98%	1.78%	1.67%	30%	$130,585
2021	$16.52	0.29	3.25	3.54	(0.23)	—	(0.23)	$19.83	21.53%	0.86%	0.99%	1.53%	1.40%	40%	$84,448
2020	$16.56	0.28	0.03	0.31	(0.23)	(0.12)	(0.35)	$16.52	2.49%	0.89%	1.05%	1.92%	1.76%	77%	$58,635
2019	$13.59	0.25	3.38	3.63	(0.29)	(0.37)	(0.66)	$16.56	27.31%	0.91%	1.05%	1.67%	1.53%	59%	$48,879
2018	$16.00	0.26	(1.51)	(1.25)	(0.25)	(0.91)	(1.16)	$13.59	(8.19)%	0.93%	1.05%	1.71%	1.59%	51%	$24,144

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized. The total returns presented do not include the fees and charges assessed with investments in variable insurance products, those charges are disclosed in the separate account prospectus. The inclusion of such fees and charges would lower total return.
(3)Six months ended June 30, 2023 (unaudited).
(4)Annualized.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of the fund in relation to income earned and/or fluctuations in the fair value of the fund's investments.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 28, 2023, the Fund’s Board of Directors (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Directors, including a majority of the independent Directors, each year.

Prior to its consideration of the renewal of the management agreement, the Directors requested and reviewed data and information compiled by the Advisor and certain independent data providers concerning the Fund. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continual basis and the information received was supplemental to the information that the Board and its committees receive and consider over time.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor and its affiliates included, but was not limited to

•the nature, extent, and quality of investment management, shareholder services, distribution services, and other services provided to the Fund;
•the wide range of programs and services the Advisor and other service providers provide to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance compared to appropriate benchmarks and/or peer groups of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similarly-managed funds;
•the Advisor’s compliance policies, procedures, and regulatory experience and those of certain other service providers;
•the Advisor’s strategic plans, generally, and with respect to areas of heightened regulatory interest in the mutual fund industry and certain recent geopolitical and other issues;
•the Advisor’s business continuity plans, vendor management practices, and information security practices;
•the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the Advisor’s financial results of operation;
•possible economies of scale associated with the Advisor’s management of the Fund;
•any collateral benefits derived by the Advisor from the management of the Fund;
•fees and expenses associated with any investment by the Fund in other funds;
•payments to intermediaries by the Fund and the Advisor and services provided by intermediaries in connection therewith; and
•services provided and charges to the Advisor's other investment management clients.

The Board held two meetings to consider the renewal. The independent Directors also met in private session multiple times to review and discuss the information provided in response to their request. The independent Directors held active discussions with the Advisor regarding the renewal of the management agreement, requesting supplemental information, and reviewing information provided by the Advisor in response thereto. The independent Directors had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors.
19

In deciding to renew the management agreement, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services which include, without limitation, the following:

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•liquidity monitoring and management
•risk management, including information security
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Directors’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and principal investment strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, provides oversight of the investment performance process. It regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Board discusses with the Advisor the reasons for such results and any actions being taken to improve performance and may conduct special reviews until performance improves. The Fund’s performance was above its benchmark for the one-, three-, five-, and ten-year periods reviewed by the Board. In relation to industry peers, the Fund was above the median of its peer performance universe as identified by a third-party service provider for the one- and five-year periods and below the median for the three- and ten-year periods. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including information security), new products and services offered to Fund shareholders, securities trading activities,
20

portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund (pre- and post-distribution), and its financial results of operation. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the terms of the current management agreement. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is sharing economies of scale, to the extent they exist, through its fee structure, and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded content and services. The Board also noted that economies of scale are shared with the Fund and its shareholders through management fee breakpoints that serve to reduce the effective management fee as the assets of the Fund grow. Assets of various classes of the same Fund or similarly-managed products are combined with the assets of the Fund to help achieve those breakpoints.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage and other transaction fees and expenses relating to acquisition and disposition of portfolio securities, acquired fund fees and expenses, taxes, interest, extraordinary expenses, fund litigation expenses, fees and expenses of the Fund’s independent Directors (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Investment Company Act Rule 12b-1. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratios of its peers. The unified fee charged to shareholders of the Fund was above the median of the total expense ratios of the Fund’s peer expense universe. In addition, the Board reviewed the Fund’s position relative to the narrower set of its expense group peers. The Board and the Advisor agreed to a temporary reduction of the Fund's annual unified management fee of 0.13% (e.g., the Class I unified fee will be reduced from 0.82% to 0.69%) for at least one year, beginning August 1, 2023. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

21

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Directors also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided in response thereto. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Directors reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund's Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. To the extent there are potential collateral benefits, the Board has been advised and has taken this into consideration in its review of the management contract with the Fund. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with prospective clients, service providers, and counterparties. Additionally, the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions, which the Board concluded is likely to benefit other clients of the Advisor, as well as Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded that appropriate allocation methodologies had been employed to assign resources and the cost of those resources to these other clientsand, where expressly provided, these other client assets may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and received over time, determined that the terms of the management agreement are fair and reasonable and that the management fee charged to the Fund is reasonable in light of the services provided and that the management agreement between the Fund and the Advisor should be renewed for an additional one-year period.
22

Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program (the “program”). The Fund’s Board of Directors (the "Board") has designated American Century Investment Management, Inc. (“ACIM”) as the administrator of the program. Personnel of ACIM or its affiliates, including members of ACIM’s Investment Oversight Committee who are members of ACIM’s Investment Management and Global Analytics departments, conduct the day-to-day operation of the program pursuant to the program.

Under the program, ACIM manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. ACIM’s process of determining the degree of liquidity of certain investments held by the Fund is supported by a third-party liquidity assessment vendor.

The Board reviewed a report prepared by ACIM regarding the operation and effectiveness of the program for the period January 1, 2022 through December 31, 2022. No significant liquidity events impacting the Fund were noted in the report. In addition, ACIM provided its assessment that the program had been effective in managing the Fund’s liquidity risk.

23

Additional Information

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-378-9878. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at americancentury.com and, upon request, by calling 1-800-378-9878. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investment Professional Service Representatives	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Variable Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2023 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92982 2308

Semiannual Report

June 30, 2023

VP Mid Cap Value Fund
Class I (AVIPX)
Class II (AVMTX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Fund Characteristics

JUNE 30, 2023
Types of Investments in Portfolio	% of net assets
Common Stocks	97.3%
Exchange-Traded Funds	1.3%
Short-Term Investments	1.6%
Other Assets and Liabilities	(0.2)%

Top Five Industries*	% of net assets
Health Care Providers and Services	9.1%
Insurance	7.1%
Capital Markets	6.7%
Electric Utilities	6.0%
Health Care Equipment and Supplies	5.4%
*Exposure indicated excludes Exchange-Traded Funds. The Schedule of Investments provides additional information on the fund's portfolio holdings.
2

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2023 to June 30, 2023.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period(1) 1/1/23 - 6/30/23	Annualized Expense Ratio(1)
Actual
Class I	$1,000	$1,027.30	$4.27	0.85%
Class II	$1,000	$1,027.10	$5.03	1.00%
Hypothetical
Class I	$1,000	$1,020.58	$4.26	0.85%
Class II	$1,000	$1,019.84	$5.01	1.00%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
3

Schedule of Investments

JUNE 30, 2023 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 97.3%
Aerospace and Defense — 1.9%
General Dynamics Corp.	10,876	$2,339,971
Huntington Ingalls Industries, Inc.	45,279	10,305,501
		12,645,472
Automobile Components — 2.1%
Aptiv PLC(1)	22,454	2,292,329
BorgWarner, Inc.	142,487	6,969,039
Cie Generale des Etablissements Michelin SCA	159,624	4,721,890
		13,983,258
Banks — 4.0%
Capitol Federal Financial, Inc.	301,989	1,863,272
Comerica, Inc.	7,665	324,689
First Hawaiian, Inc.	361,878	6,517,423
Prosperity Bancshares, Inc.	66,745	3,769,758
Truist Financial Corp.	246,370	7,477,329
U.S. Bancorp	132,141	4,365,939
Westamerica BanCorp	50,492	1,933,844
		26,252,254
Building Products — 1.3%
Cie de Saint-Gobain	138,659	8,442,442
Capital Markets — 6.7%
Bank of New York Mellon Corp.	322,562	14,360,460
Charles Schwab Corp.	94,507	5,356,657
Northern Trust Corp.	207,286	15,368,184
T. Rowe Price Group, Inc.	86,703	9,712,470
		44,797,771
Chemicals — 1.8%
Akzo Nobel NV	114,618	9,370,384
Axalta Coating Systems Ltd.(1)	74,484	2,443,820
		11,814,204
Commercial Services and Supplies — 0.5%
Republic Services, Inc.	21,247	3,254,403
Communications Equipment — 1.9%
F5, Inc.(1)	52,084	7,617,806
Juniper Networks, Inc.	168,841	5,289,788
		12,907,594
Construction and Engineering — 1.1%
Vinci SA	64,711	7,519,122
Consumer Staples Distribution & Retail — 3.7%
Dollar Tree, Inc.(1)	76,450	10,970,575
Koninklijke Ahold Delhaize NV	390,815	13,324,061
		24,294,636
Containers and Packaging — 3.4%
Amcor PLC	803,350	8,017,433
Packaging Corp. of America	85,751	11,332,852
Sonoco Products Co.	51,610	3,046,022
		22,396,307
4

	Shares	Value
Diversified REITs — 0.5%
WP Carey, Inc.	53,453	$3,611,285
Diversified Telecommunication Services — 0.2%
BCE, Inc.	36,544	1,666,169
Electric Utilities — 6.0%
Duke Energy Corp.	97,886	8,784,290
Edison International	212,369	14,749,027
Evergy, Inc.	98,381	5,747,418
Eversource Energy	68,782	4,878,020
Pinnacle West Capital Corp.	67,827	5,525,187
		39,683,942
Electrical Equipment — 3.3%
Emerson Electric Co.	141,366	12,778,073
Legrand SA	27,302	2,708,464
nVent Electric PLC	130,581	6,747,120
		22,233,657
Electronic Equipment, Instruments and Components — 1.5%
Corning, Inc.	88,027	3,084,466
TE Connectivity Ltd.	50,343	7,056,075
		10,140,541
Energy Equipment and Services — 1.1%
Baker Hughes Co.	231,582	7,320,307
Entertainment — 0.6%
Electronic Arts, Inc.	29,536	3,830,819
Food Products — 2.9%
Conagra Brands, Inc.	424,961	14,329,685
J M Smucker Co.	32,188	4,753,202
		19,082,887
Gas Utilities — 2.2%
Atmos Energy Corp.	31,364	3,648,888
Spire, Inc.	176,658	11,207,183
		14,856,071
Ground Transportation — 0.7%
Heartland Express, Inc.	295,442	4,848,203
Health Care Equipment and Supplies — 5.4%
Becton Dickinson & Co.	13,105	3,459,851
DENTSPLY SIRONA, Inc.	103,389	4,137,628
Embecta Corp.	158,980	3,433,968
Envista Holdings Corp.(1)	148,931	5,039,825
Hologic, Inc.(1)	26,422	2,139,389
Smith & Nephew PLC, ADR	23,326	752,264
Zimmer Biomet Holdings, Inc.	116,617	16,979,435
		35,942,360
Health Care Providers and Services — 9.1%
AmerisourceBergen Corp.	34,967	6,728,700
Cardinal Health, Inc.	67,886	6,419,979
Centene Corp.(1)	76,497	5,159,723
Henry Schein, Inc.(1)	157,849	12,801,554
Laboratory Corp. of America Holdings	36,539	8,817,957
Quest Diagnostics, Inc.	75,194	10,569,268
Universal Health Services, Inc., Class B	62,396	9,844,217
		60,341,398
5

	Shares	Value
Health Care REITs — 1.2%
Healthpeak Properties, Inc.	388,390	$7,806,639
Hotels, Restaurants and Leisure — 0.3%
Sodexo SA	15,496	1,706,378
Household Products — 2.4%
Henkel AG & Co. KGaA, Preference Shares	76,522	6,119,944
Kimberly-Clark Corp.	69,236	9,558,722
		15,678,666
Insurance — 7.1%
Aflac, Inc.	107,761	7,521,718
Allstate Corp.	135,724	14,799,345
Hanover Insurance Group, Inc.	47,775	5,400,008
Reinsurance Group of America, Inc.	62,281	8,637,752
Willis Towers Watson PLC	44,741	10,536,505
		46,895,328
IT Services — 1.3%
Amdocs Ltd.	87,438	8,643,246
Machinery — 3.1%
Cummins, Inc.	18,860	4,623,718
IMI PLC	154,685	3,226,745
Oshkosh Corp.	147,776	12,795,924
		20,646,387
Media — 2.7%
Fox Corp., Class B	263,166	8,392,364
Interpublic Group of Cos., Inc.	163,711	6,315,970
Omnicom Group, Inc.	34,065	3,241,285
		17,949,619
Multi-Utilities — 1.6%
NorthWestern Corp.	187,544	10,644,997
Oil, Gas and Consumable Fuels — 4.1%
Devon Energy Corp.	101,232	4,893,555
Diamondback Energy, Inc.	38,544	5,063,140
Enterprise Products Partners LP	412,714	10,875,014
EQT Corp.	147,742	6,076,628
		26,908,337
Passenger Airlines — 1.7%
Southwest Airlines Co.	311,801	11,290,314
Residential REITs — 1.2%
Essex Property Trust, Inc.	33,985	7,962,685
Retail REITs — 2.8%
Realty Income Corp.	162,577	9,720,479
Regency Centers Corp.	138,519	8,556,318
		18,276,797
Semiconductors and Semiconductor Equipment — 0.4%
Teradyne, Inc.	21,735	2,419,758
Specialized REITs — 1.7%
Equinix, Inc.	1,679	1,316,235
Public Storage	22,869	6,675,004
VICI Properties, Inc.	53,224	1,672,830
Weyerhaeuser Co.	57,664	1,932,321
		11,596,390
6

	Shares	Value
Technology Hardware, Storage and Peripherals — 1.0%
HP, Inc.	211,601	$6,498,267
Trading Companies and Distributors — 2.8%
Beacon Roofing Supply, Inc.(1)	60,392	5,011,328
Bunzl PLC	87,195	3,322,831
MSC Industrial Direct Co., Inc., Class A	104,515	9,958,189
		18,292,348
TOTAL COMMON STOCKS (Cost $586,955,907)		645,081,258
EXCHANGE-TRADED FUNDS — 1.3%
iShares Russell Mid-Cap Value ETF (Cost $7,840,388)	79,384	8,719,538
SHORT-TERM INVESTMENTS — 1.6%
Money Market Funds†
State Street Institutional U.S. Government Money Market Fund, Premier Class	17,344	17,344
Repurchase Agreements — 1.6%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 4.25% - 4.50%, 5/15/38 - 11/15/40, valued at $1,675,538), in a joint trading account at 5.02%, dated 6/30/23, due 7/3/23 (Delivery value $1,633,253)		1,632,570
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.125%, 11/15/32, valued at $9,029,114), at 5.04%, dated 6/30/23, due 7/3/23 (Delivery value $8,855,718)		8,852,000
		10,484,570
TOTAL SHORT-TERM INVESTMENTS (Cost $10,501,914)		10,501,914
TOTAL INVESTMENT SECURITIES — 100.2% (Cost $605,298,209)		664,302,710
OTHER ASSETS AND LIABILITIES — (0.2)%		(1,171,809)
TOTAL NET ASSETS — 100.0%		$663,130,901

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	152,890	CAD	202,266	Goldman Sachs & Co.	9/29/23	$4
USD	221,780	CAD	294,044	Goldman Sachs & Co.	9/29/23	(478)
USD	653,101	CAD	864,053	Goldman Sachs & Co.	9/29/23	(8)
USD	11,475,097	EUR	10,458,748	Bank of America N.A.	9/29/23	13,647
USD	22,255,717	EUR	20,303,347	JPMorgan Chase Bank N.A.	9/29/23	5,845
USD	11,475,945	EUR	10,458,747	Morgan Stanley	9/29/23	14,494
USD	5,177,985	GBP	4,074,912	Bank of America N.A.	9/29/23	1,863
USD	162,449	GBP	128,401	Bank of America N.A.	9/29/23	(651)
USD	474,970	GBP	376,268	Bank of America N.A.	9/29/23	(2,981)
USD	252,380	GBP	198,570	Bank of America N.A.	9/29/23	149
						$31,884

7

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
CAD	–	Canadian Dollar
EUR	–	Euro
GBP	–	British Pound
USD	–	United States Dollar
†Category is less than 0.05% of total net assets.
(1)Non-income producing.

See Notes to Financial Statements.
8

Statement of Assets and Liabilities

JUNE 30, 2023 (UNAUDITED)
Assets
Investment securities, at value (cost of $605,298,209)	$664,302,710
Foreign currency holdings, at value (cost of $565,378)	564,738
Receivable for investments sold	4,337,568
Receivable for capital shares sold	285,523
Unrealized appreciation on forward foreign currency exchange contracts	36,002
Dividends and interest receivable	1,309,356
670,835,897

Liabilities
Payable for investments purchased	5,902,346
Payable for capital shares redeemed	1,283,550
Unrealized depreciation on forward foreign currency exchange contracts	4,118
Accrued management fees	416,582
Distribution fees payable	98,400
7,704,996

Net Assets	$663,130,901

Net Assets Consist of:
Capital (par value and paid-in surplus)	$601,895,734
Distributable earnings (loss)	61,235,167
$663,130,901

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Class I, $0.01 Par Value	$176,589,216	9,296,556	$19.00
Class II, $0.01 Par Value	$486,541,685	25,584,004	$19.02

See Notes to Financial Statements.
9

Statement of Operations

FOR THE SIX MONTHS ENDED JUNE 30, 2023 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $206,181)	$8,942,012
Interest	300,617
Securities lending, net	7,559
9,250,188

Expenses:
Management fees	2,592,805
Distribution fees - Class II	617,404
Directors' fees and expenses	11,244
3,221,453

Net investment income (loss)	6,028,735

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	13,203,400
Forward foreign currency exchange contract transactions	(812,882)
Foreign currency translation transactions	(3,834)
12,386,684

Change in net unrealized appreciation (depreciation) on:
Investments	(747,110)
Forward foreign currency exchange contracts	275,878
Translation of assets and liabilities in foreign currencies	(426)
(471,658)

Net realized and unrealized gain (loss)	11,915,026

Net Increase (Decrease) in Net Assets Resulting from Operations	$17,943,761

See Notes to Financial Statements.
10

Statement of Changes in Net Assets

SIX MONTHS ENDED JUNE 30, 2023 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2022
Increase (Decrease) in Net Assets	June 30, 2023	December 31, 2022
Operations
Net investment income (loss)	$6,028,735	$12,325,544
Net realized gain (loss)	12,386,684	75,274,062
Change in net unrealized appreciation (depreciation)	(471,658)	(98,149,818)
Net increase (decrease) in net assets resulting from operations	17,943,761	(10,550,212)

Distributions to Shareholders
From earnings:
Class I	(21,918,620)	(26,913,122)
Class II	(61,061,028)	(79,503,955)
Decrease in net assets from distributions	(82,979,648)	(106,417,077)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	48,241,933	73,062,864

Net increase (decrease) in net assets	(16,793,954)	(43,904,425)

Net Assets
Beginning of period	679,924,855	723,829,280
End of period	$663,130,901	$679,924,855

See Notes to Financial Statements.
11

Notes to Financial Statements

JUNE 30, 2023 (UNAUDITED)

1. Organization

American Century Variable Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. VP Mid Cap Value Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth. Income is a secondary objective. The fund offers Class I and Class II.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

12

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

13

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation's investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.

The annual management fee for each class is as follows:

Class I	Class II
0.85%	0.75%

Distribution Fees — The Board of Directors has adopted the Master Distribution Plan (the plan) for Class II, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that Class II will pay ACIS an annual distribution fee equal to 0.25%. The fee is computed and accrued daily based on the Class II daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of Class II including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. Fees incurred under the plan during the period ended June 30, 2023 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $63,241 and $139,814, respectively. The effect of interfund transactions on the Statement of Operations was $11,334 in net realized gain (loss) on investment transactions.

14

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended June 30, 2023 were $132,566,938 and $154,077,057, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended June 30, 2023		Year ended December 31, 2022
	Shares	Amount	Shares	Amount
Class I/Shares Authorized	130,000,000		130,000,000
Sold	910,404	$18,383,371	1,257,328	$27,956,845
Issued in reinvestment of distributions	1,183,342	21,649,477	1,177,699	26,382,341
Redeemed	(951,037)	(18,856,869)	(1,563,199)	(34,882,182)
	1,142,709	21,175,979	871,828	19,457,004
Class II/Shares Authorized	225,000,000		225,000,000
Sold	1,085,192	21,815,225	3,607,445	79,496,406
Issued in reinvestment of distributions	3,334,241	61,061,028	3,539,686	79,503,955
Redeemed	(2,806,928)	(55,810,299)	(4,798,822)	(105,394,501)
	1,612,505	27,065,954	2,348,309	53,605,860
Net increase (decrease)	2,755,214	$48,241,933	3,220,137	$73,062,864

6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

15

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Automobile Components	$9,261,368	$4,721,890	—
Building Products	—	8,442,442	—
Chemicals	2,443,820	9,370,384	—
Construction and Engineering	—	7,519,122	—
Consumer Staples Distribution & Retail	10,970,575	13,324,061	—
Diversified Telecommunication Services	—	1,666,169	—
Electrical Equipment	19,525,193	2,708,464	—
Hotels, Restaurants and Leisure	—	1,706,378	—
Household Products	9,558,722	6,119,944	—
Machinery	17,419,642	3,226,745	—
Trading Companies and Distributors	14,969,517	3,322,831	—
Other Industries	498,803,991	—	—
Exchange-Traded Funds	8,719,538	—	—
Short-Term Investments	17,344	10,484,570	—
	$591,689,710	$72,613,000	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$36,002	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$4,118	—

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon settlement of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $58,764,651.

The value of foreign currency risk derivative instruments as of June 30, 2023, is disclosed on the Statement of Assets and Liabilities as an asset of $36,002 in unrealized appreciation on forward foreign currency exchange contracts and a liability of $4,118 in unrealized depreciation on forward foreign currency exchange contracts. For the six months ended June 30, 2023, the effect of foreign currency risk derivative instruments on the Statement of Operations was $(812,882) in net realized gain (loss) on forward foreign currency exchange contract transactions and $275,878 in change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

16

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing a significant portion of assets in one country or region may accentuate these risks.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$614,679,821
Gross tax appreciation of investments	$81,525,239
Gross tax depreciation of investments	(31,902,350)
Net tax appreciation (depreciation) of investments	$49,622,889

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.
17

Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Class I
2023(3)	$21.15	0.19	0.28	0.47	(0.28)	(2.34)	(2.62)	$19.00	2.73%	0.85%(4)	0.85%(4)	1.92%(4)	1.92%(4)	20%	$176,589
2022	$25.03	0.42	(0.57)	(0.15)	(0.50)	(3.23)	(3.73)	$21.15	(1.19)%	0.80%	0.86%	1.92%	1.86%	74%	$172,440
2021	$20.55	0.34	4.41	4.75	(0.27)	—	(0.27)	$25.03	23.20%	0.80%	0.94%	1.47%	1.33%	53%	$182,236
2020	$20.68	0.30	(0.10)	0.20	(0.33)	—	(0.33)	$20.55	1.21%	0.85%	1.00%	1.69%	1.54%	72%	$158,968
2019	$18.31	0.35	4.62	4.97	(0.41)	(2.19)	(2.60)	$20.68	29.15%	0.85%	1.00%	1.66%	1.51%	41%	$173,105
2018	$22.75	0.29	(3.04)	(2.75)	(0.31)	(1.38)	(1.69)	$18.31	(12.84)%	0.84%	1.00%	1.31%	1.15%	72%	$424,234
Class II
2023(3)	$21.17	0.18	0.28	0.46	(0.27)	(2.34)	(2.61)	$19.02	2.71%	1.00%(4)	1.00%(4)	1.77%(4)	1.77%(4)	20%	$486,542
2022	$25.05	0.39	(0.57)	(0.18)	(0.47)	(3.23)	(3.70)	$21.17	(1.38)%	0.95%	1.01%	1.77%	1.71%	74%	$507,485
2021	$20.57	0.31	4.41	4.72	(0.24)	—	(0.24)	$25.05	23.02%	0.95%	1.09%	1.32%	1.18%	53%	$541,594
2020	$20.70	0.28	(0.10)	0.18	(0.31)	—	(0.31)	$20.57	1.11%	1.00%	1.15%	1.54%	1.39%	72%	$465,890
2019	$18.32	0.30	4.65	4.95	(0.38)	(2.19)	(2.57)	$20.70	28.99%	1.00%	1.15%	1.51%	1.36%	41%	$497,924
2018	$22.76	0.24	(3.03)	(2.79)	(0.27)	(1.38)	(1.65)	$18.32	(12.96)%	0.99%	1.15%	1.16%	1.00%	72%	$424,219

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized. The total returns presented do not include the fees and charges assessed with investments in variable insurance products, those charges are disclosed in the separate account prospectus. The inclusion of such fees and charges would lower total return.
(3)Six months ended June 30, 2023 (unaudited).
(4)Annualized.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of the fund in relation to income earned and/or fluctuations in the fair value of the fund's investments.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 28, 2023, the Fund’s Board of Directors (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Directors, including a majority of the independent Directors, each year.

Prior to its consideration of the renewal of the management agreement, the Directors requested and reviewed data and information compiled by the Advisor and certain independent data providers concerning the Fund. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continual basis and the information received was supplemental to the information that the Board and its committees receive and consider over time.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor and its affiliates included, but was not limited to

•the nature, extent, and quality of investment management, shareholder services, distribution services, and other services provided to the Fund;
•the wide range of programs and services the Advisor and other service providers provide to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance compared to appropriate benchmarks and/or peer groups of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similarly-managed funds;
•the Advisor’s compliance policies, procedures, and regulatory experience and those of certain other service providers;
•the Advisor’s strategic plans, generally, and with respect to areas of heightened regulatory interest in the mutual fund industry and certain recent geopolitical and other issues;
•the Advisor’s business continuity plans, vendor management practices, and information security practices;
•the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the Advisor’s financial results of operation;
•possible economies of scale associated with the Advisor’s management of the Fund;
•any collateral benefits derived by the Advisor from the management of the Fund;
•fees and expenses associated with any investment by the Fund in other funds;
•payments to intermediaries by the Fund and the Advisor and services provided by intermediaries in connection therewith; and
•services provided and charges to the Advisor's other investment management clients.

The Board held two meetings to consider the renewal. The independent Directors also met in private session multiple times to review and discuss the information provided in response to their request. The independent Directors held active discussions with the Advisor regarding the renewal of the management agreement, requesting supplemental information, and reviewing information provided by the Advisor in response thereto. The independent Directors had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors.
20

In deciding to renew the management agreement, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services which include, without limitation, the following:

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•liquidity monitoring and management
•risk management, including information security
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Directors’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and principal investment strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, provides oversight of the investment performance process. It regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Board discusses with the Advisor the reasons for such results and any actions being taken to improve performance and may conduct special reviews until performance improves. The Fund’s performance was above its benchmark for the one-, three-, five-, and ten-year periods reviewed by the Board. In relation to industry peers, the Fund was above the median of its peer performance universe as identified by a third-party service provider for the one- and ten-year periods and below for the three- and five-year periods. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including information security), new products and services offered to Fund shareholders, securities trading activities,
21

portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund (pre- and post-distribution), and its financial results of operation. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the terms of the current management agreement. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is sharing economies of scale, to the extent they exist, through its fee structure, and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded content and services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage and other transaction fees and expenses relating to acquisition and disposition of portfolio securities, acquired fund fees and expenses, taxes, interest, extraordinary expenses, fund litigation expenses, fees and expenses of the Fund’s independent Directors (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Investment Company Act Rule 12b-1. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratios of its peers. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer expense universe. In addition, the Board reviewed the Fund’s position relative to the narrower set of its expense group peers. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.
22

Payments to Intermediaries. The Directors also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided in response thereto. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Directors reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund's Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. To the extent there are potential collateral benefits, the Board has been advised and has taken this into consideration in its review of the management contract with the Fund. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with prospective clients, service providers, and counterparties. Additionally, the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions, which the Board concluded is likely to benefit other clients of the Advisor, as well as Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded that appropriate allocation methodologies had been employed to assign resources and the cost of those resources to these other clients.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and received over time, determined that the terms of the management agreement are fair and reasonable and that the management fee charged to the Fund is reasonable in light of the services provided and that the management agreement between the Fund and the Advisor should be renewed for an additional one-year period.
23

Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program (the “program”). The Fund’s Board of Directors (the "Board") has designated American Century Investment Management, Inc. (“ACIM”) as the administrator of the program. Personnel of ACIM or its affiliates, including members of ACIM’s Investment Oversight Committee who are members of ACIM’s Investment Management and Global Analytics departments, conduct the day-to-day operation of the program pursuant to the program.

Under the program, ACIM manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. ACIM’s process of determining the degree of liquidity of certain investments held by the Fund is supported by a third-party liquidity assessment vendor.

The Board reviewed a report prepared by ACIM regarding the operation and effectiveness of the program for the period January 1, 2022 through December 31, 2022. No significant liquidity events impacting the Fund were noted in the report. In addition, ACIM provided its assessment that the program had been effective in managing the Fund’s liquidity risk.

24

Additional Information

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-378-9878. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at americancentury.com and, upon request, by calling 1-800-378-9878. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

25

Notes

26

Notes

27

Notes
28

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investment Professional Service Representatives	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Variable Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2023 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92983 2308

Semiannual Report

June 30, 2023

VP Ultra® Fund
Class I (AVPUX)
Class II (AVPSX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Fund Characteristics

JUNE 30, 2023
Types of Investments in Portfolio	% of net assets
Common Stocks	99.8%
Exchange-Traded Funds	0.5%
Short-Term Investments	0.2%
Other Assets and Liabilities	(0.5)%

Top Five Industries*	% of net assets
Technology Hardware, Storage and Peripherals	14.8%
Software	11.2%
Semiconductors and Semiconductor Equipment	11.1%
Interactive Media and Services	8.1%
Financial Services	7.5%
*Exposure indicated excludes Exchange-Traded Funds. The Schedule of Investments provides additional information on the fund's portfolio holdings.

2

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2023 to June 30, 2023.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period(1) 1/1/23 - 6/30/23	Annualized Expense Ratio(1)
Actual
Class I	$1,000	$1,317.60	$4.37	0.76%
Class II	$1,000	$1,316.50	$5.23	0.91%
Hypothetical
Class I	$1,000	$1,021.03	$3.81	0.76%
Class II	$1,000	$1,020.28	$4.56	0.91%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
3

Schedule of Investments

JUNE 30, 2023 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.8%
Automobiles — 3.9%
Tesla, Inc.(1)	43,070	$11,274,434
Beverages — 1.1%
Constellation Brands, Inc., Class A	12,890	3,172,616
Biotechnology — 3.0%
Biogen, Inc.(1)	4,080	1,162,188
Genmab A/S(1)	4,570	1,731,837
Gilead Sciences, Inc.	9,410	725,228
Regeneron Pharmaceuticals, Inc.(1)	6,900	4,957,926
		8,577,179
Broadline Retail — 5.6%
Amazon.com, Inc.(1)	124,200	16,190,712
Building Products — 1.2%
Advanced Drainage Systems, Inc.	18,450	2,099,241
Johnson Controls International PLC	21,870	1,490,222
		3,589,463
Capital Markets — 0.7%
MSCI, Inc.	4,490	2,107,112
Chemicals — 0.8%
Ecolab, Inc.	11,840	2,210,410
Commercial Services and Supplies — 0.7%
Copart, Inc.(1)	22,000	2,006,620
Consumer Staples Distribution & Retail — 1.9%
Costco Wholesale Corp.	10,330	5,561,465
Distributors — 0.5%
Pool Corp.	3,700	1,386,168
Electrical Equipment — 0.5%
Acuity Brands, Inc.	8,540	1,392,703
Electronic Equipment, Instruments and Components — 1.3%
Cognex Corp.	24,110	1,350,642
Keyence Corp.	4,800	2,280,751
		3,631,393
Energy Equipment and Services — 0.5%
Schlumberger NV	28,590	1,404,341
Entertainment — 1.8%
Netflix, Inc.(1)	10,220	4,501,808
Walt Disney Co.(1)	7,670	684,777
		5,186,585
Financial Services — 7.5%
Adyen NV(1)	400	692,667
Block, Inc.(1)	10,350	689,000
Mastercard, Inc., Class A	28,890	11,362,437
Visa, Inc., Class A	37,910	9,002,867
		21,746,971
Ground Transportation — 0.5%
JB Hunt Transport Services, Inc.	8,080	1,462,722
4

	Shares	Value
Health Care Equipment and Supplies — 6.3%
Contra Abiomed, Inc.(1)	4,290	$4,376
Dexcom, Inc.(1)	37,780	4,855,108
Edwards Lifesciences Corp.(1)	23,570	2,223,358
IDEXX Laboratories, Inc.(1)	3,550	1,782,916
Insulet Corp.(1)	10,900	3,142,906
Intuitive Surgical, Inc.(1)	18,150	6,206,211
		18,214,875
Health Care Providers and Services — 2.5%
UnitedHealth Group, Inc.	15,190	7,300,922
Hotels, Restaurants and Leisure — 3.4%
Chipotle Mexican Grill, Inc.(1)	3,250	6,951,750
Wingstop, Inc.	14,090	2,820,254
		9,772,004
Interactive Media and Services — 8.1%
Alphabet, Inc., Class A(1)	83,370	9,979,389
Alphabet, Inc., Class C(1)	91,530	11,072,384
Meta Platforms, Inc., Class A(1)	7,560	2,169,569
		23,221,342
IT Services — 0.6%
Okta, Inc.(1)	24,430	1,694,221
Life Sciences Tools and Services — 0.7%
Waters Corp.(1)	7,530	2,007,046
Machinery — 2.3%
Donaldson Co., Inc.	14,490	905,770
Fortive Corp.	26,260	1,963,460
Nordson Corp.	7,507	1,863,087
Westinghouse Air Brake Technologies Corp.	11,300	1,239,271
Yaskawa Electric Corp.	14,200	654,664
		6,626,252
Oil, Gas and Consumable Fuels — 1.1%
EOG Resources, Inc.	26,490	3,031,516
Personal Care Products — 0.2%
Estee Lauder Cos., Inc., Class A	2,380	467,384
Pharmaceuticals — 1.5%
Eli Lilly & Co.	9,290	4,356,824
Professional Services — 1.3%
Paycom Software, Inc.	11,250	3,613,950
Semiconductors and Semiconductor Equipment — 11.1%
Advanced Micro Devices, Inc.(1)	24,500	2,790,795
Analog Devices, Inc.	19,310	3,761,781
Applied Materials, Inc.	37,410	5,407,241
ASML Holding NV	2,810	2,038,174
NVIDIA Corp.	42,690	18,058,724
		32,056,715
Software — 11.2%
Datadog, Inc., Class A(1)	22,120	2,176,166
DocuSign, Inc.(1)	27,480	1,403,953
Fair Isaac Corp.(1)	3,170	2,565,196
Microsoft Corp.	59,600	20,296,184
Salesforce, Inc.(1)	15,720	3,321,007
Zscaler, Inc.(1)	17,280	2,528,064
		32,290,570
5

	Shares	Value
Technology Hardware, Storage and Peripherals — 14.8%
Apple, Inc.	220,010	$42,675,340
Textiles, Apparel and Luxury Goods — 3.2%
lululemon athletica, Inc.(1)	13,910	5,264,935
NIKE, Inc., Class B	35,130	3,877,298
		9,142,233
TOTAL COMMON STOCKS (Cost $96,780,000)		287,372,088
EXCHANGE-TRADED FUNDS — 0.5%
iShares Russell 1000 Growth ETF (Cost $1,328,013)	5,250	1,444,695
SHORT-TERM INVESTMENTS — 0.2%
Money Market Funds†
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,297	1,297
Repurchase Agreements — 0.2%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 4.25% - 4.50%, 5/15/38 - 11/15/40, valued at $103,392), in a joint trading account at 5.02%, dated 6/30/23, due 7/3/23 (Delivery value $100,782)		100,740
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.00%, 11/15/41, valued at $556,963), at 5.04%, dated 6/30/23, due 7/3/23 (Delivery value $546,229)		546,000
		646,740
TOTAL SHORT-TERM INVESTMENTS (Cost $648,037)		648,037
TOTAL INVESTMENT SECURITIES — 100.5% (Cost $98,756,050)		289,464,820
OTHER ASSETS AND LIABILITIES — (0.5)%		(1,529,477)
TOTAL NET ASSETS — 100.0%		$287,935,343

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	112,332	EUR	102,383	Bank of America N.A.	9/29/23	$134
USD	217,866	EUR	198,754	JPMorgan Chase Bank N.A.	9/29/23	57
USD	112,341	EUR	102,383	Morgan Stanley	9/29/23	142
USD	1,034,671	JPY	146,290,130	Goldman Sachs & Co.	9/29/23	7,208
						$7,541

NOTES TO SCHEDULE OF INVESTMENTS
EUR	–	Euro
JPY	–	Japanese Yen
USD	–	United States Dollar
†Category is less than 0.05% of total net assets.
(1)Non-income producing.

See Notes to Financial Statements.
6

Statement of Assets and Liabilities

JUNE 30, 2023 (UNAUDITED)
Assets
Investment securities, at value (cost of $98,756,050)	$289,464,820
Receivable for capital shares sold	30,378
Unrealized appreciation on forward foreign currency exchange contracts	7,541
Dividends and interest receivable	33,603
289,536,342

Liabilities
Payable for capital shares redeemed	1,402,864
Accrued management fees	159,881
Distribution fees payable	38,254
1,600,999

Net Assets	$287,935,343

Net Assets Consist of:
Capital (par value and paid-in surplus)	$84,706,187
Distributable earnings (loss)	203,229,156
$287,935,343

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Class I, $0.01 Par Value	$97,136,014	4,125,005	$23.55
Class II, $0.01 Par Value	$190,799,329	8,420,839	$22.66

See Notes to Financial Statements.
7

Statement of Operations

FOR THE SIX MONTHS ENDED JUNE 30, 2023 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $2,376)	$713,678
Interest	28,966
Securities lending, net	705
743,349

Expenses:
Management fees	1,014,868
Distribution fees - Class II	207,967
Directors' fees and expenses	4,036
Other expenses	56
1,226,927
Fees waived(1)	(160,390)
1,066,537

Net investment income (loss)	(323,188)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	13,358,879
Forward foreign currency exchange contract transactions	59,588
Foreign currency translation transactions	(6,305)
13,412,162

Change in net unrealized appreciation (depreciation) on:
Investments	55,654,555
Forward foreign currency exchange contracts	42,680
Translation of assets and liabilities in foreign currencies	(92)
55,697,143

Net realized and unrealized gain (loss)	69,109,305

Net Increase (Decrease) in Net Assets Resulting from Operations	$68,786,117
(1)Amount consists of $52,247 and $108,143 for Class I and Class II, respectively.

See Notes to Financial Statements.
8

Statement of Changes in Net Assets

SIX MONTHS ENDED JUNE 30, 2023 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2022
Increase (Decrease) in Net Assets	June 30, 2023	December 31, 2022
Operations
Net investment income (loss)	$(323,188)	$(804,342)
Net realized gain (loss)	13,412,162	18,904,733
Change in net unrealized appreciation (depreciation)	55,697,143	(126,228,420)
Net increase (decrease) in net assets resulting from operations	68,786,117	(108,128,029)

Distributions to Shareholders
From earnings:
Class I	(5,849,632)	(8,905,603)
Class II	(12,866,673)	(19,453,951)
Decrease in net assets from distributions	(18,716,305)	(28,359,554)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	21,307,993	15,425,141

Net increase (decrease) in net assets	71,377,805	(121,062,442)

Net Assets
Beginning of period	216,557,538	337,619,980
End of period	$287,935,343	$216,557,538

See Notes to Financial Statements.
9

Notes to Financial Statements

JUNE 30, 2023 (UNAUDITED)

1. Organization

American Century Variable Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. VP Ultra Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth. The fund offers Class I and Class II.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

10

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

11

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation's investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. From January 1, 2023 through July 31, 2023, the investment advisor agreed to waive 0.13% of the fund's management fee. Effective August 1, 2023, the investment advisor agreed to increase the amount of the waiver from 0.13% to 0.14% of the fund's management fee. The investment advisor expects this waiver to continue until July 31, 2024 and cannot terminate it prior to such date without the approval of the Board of Directors.

The annual management fee and the effective annual management fee after waiver for each class for the period ended June 30, 2023 are as follows:

	Annual Management Fee	Effective Annual Management Fee After Waiver
Class I	0.89%	0.76%
Class II	0.79%	0.66%

Distribution Fees — The Board of Directors has adopted the Master Distribution Plan (the plan) for Class II, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that Class II will pay ACIS an annual distribution fee equal to 0.25%. The fee is computed and accrued daily based on the Class II daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of Class II including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. Fees incurred under the plan during the period ended June 30, 2023 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

12

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended June 30, 2023 were $42,157,615 and $37,191,961, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended June 30, 2023		Year ended December 31, 2022
	Shares	Amount	Shares	Amount
Class I/Shares Authorized	100,000,000		100,000,000
Sold	658,135	$14,106,162	585,066	$13,140,109
Issued in reinvestment of distributions	293,215	5,849,632	335,049	8,905,603
Redeemed	(360,920)	(7,716,611)	(1,121,358)	(25,931,948)
	590,430	12,239,183	(201,243)	(3,886,236)
Class II/Shares Authorized	120,000,000		120,000,000
Sold	561,727	11,487,787	1,167,292	27,633,817
Issued in reinvestment of distributions	670,139	12,866,673	756,963	19,453,951
Redeemed	(746,246)	(15,285,650)	(1,228,105)	(27,776,391)
	485,620	9,068,810	696,150	19,311,377
Net increase (decrease)	1,076,050	$21,307,993	494,907	$15,425,141

6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

13

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$279,973,995	$7,398,093	—
Exchange-Traded Funds	1,444,695	—	—
Short-Term Investments	1,297	646,740	—
	$281,419,987	$8,044,833	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$7,541	—

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon settlement of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $2,434,716.

The value of foreign currency risk derivative instruments as of June 30, 2023, is disclosed on the Statement of Assets and Liabilities as an asset of $7,541 in unrealized appreciation on forward foreign currency exchange contracts. For the six months ended June 30, 2023, the effect of foreign currency risk derivative instruments on the Statement of Operations was $59,588 in net realized gain (loss) on forward foreign currency exchange contract transactions and $42,680 in change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

14

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$99,140,742
Gross tax appreciation of investments	$192,126,020
Gross tax depreciation of investments	(1,801,942)
Net tax appreciation (depreciation) of investments	$190,324,078

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.
15

Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Class I
2023(3)	$19.34	(0.02)	5.87	5.85	—	(1.64)	(1.64)	$23.55	31.76%	0.76%(4)	0.89%(4)	(0.16)%(4)	(0.29)%(4)	15%	$97,136
2022	$31.38	(0.05)	(9.41)	(9.46)	—	(2.58)	(2.58)	$19.34	(32.38)%	0.78%	0.89%	(0.21)%	(0.32)%	24%	$68,354
2021	$27.48	(0.10)	5.98	5.88	—	(1.98)	(1.98)	$31.38	23.16%	0.79%	0.95%	(0.35)%	(0.51)%	19%	$117,231
2020	$20.93	(0.04)	8.75	8.71	—	(2.16)	(2.16)	$27.48	49.85%	0.80%	1.00%	(0.18)%	(0.38)%	22%	$96,249
2019	$17.40	—(5)	5.67	5.67	—	(2.14)	(2.14)	$20.93	34.58%	0.82%	1.00%	(0.01)%	(0.19)%	23%	$59,427
2018	$19.34	—(5)	0.17	0.17	(0.05)	(2.06)	(2.11)	$17.40	0.76%	0.83%	1.00%	0.01%	(0.16)%	29%	$42,081
Class II
2023(3)	$18.68	(0.03)	5.65	5.62	—	(1.64)	(1.64)	$22.66	31.65%	0.91%(4)	1.04%(4)	(0.31)%(4)	(0.44)%(4)	15%	$190,799
2022	$30.44	(0.08)	(9.10)	(9.18)	—	(2.58)	(2.58)	$18.68	(32.46)%	0.93%	1.04%	(0.36)%	(0.47)%	24%	$148,203
2021	$26.76	(0.14)	5.80	5.66	—	(1.98)	(1.98)	$30.44	22.99%	0.94%	1.10%	(0.50)%	(0.66)%	19%	$220,389
2020	$20.48	(0.07)	8.51	8.44	—	(2.16)	(2.16)	$26.76	49.55%	0.95%	1.15%	(0.33)%	(0.53)%	22%	$201,527
2019	$17.08	(0.03)	5.57	5.54	—	(2.14)	(2.14)	$20.48	34.46%	0.97%	1.15%	(0.16)%	(0.34)%	23%	$156,688
2018	$19.02	(0.03)	0.17	0.14	(0.02)	(2.06)	(2.08)	$17.08	0.60%	0.98%	1.15%	(0.14)%	(0.31)%	29%	$143,249

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized. The total returns presented do not include the fees and charges assessed with investments in variable insurance products, those charges are disclosed in the separate account prospectus. The inclusion of such fees and charges would lower total return.
(3)Six months ended June 30, 2023 (unaudited).
(4)Annualized.
(5)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of the fund in relation to income earned and/or fluctuations in the fair value of the fund's investments.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 28, 2023, the Fund’s Board of Directors (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Directors, including a majority of the independent Directors, each year.

Prior to its consideration of the renewal of the management agreement, the Directors requested and reviewed data and information compiled by the Advisor and certain independent data providers concerning the Fund. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continual basis and the information received was supplemental to the information that the Board and its committees receive and consider over time.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor and its affiliates included, but was not limited to

•the nature, extent, and quality of investment management, shareholder services, distribution services, and other services provided to the Fund;
•the wide range of programs and services the Advisor and other service providers provide to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance compared to appropriate benchmarks and/or peer groups of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similarly-managed funds;
•the Advisor’s compliance policies, procedures, and regulatory experience and those of certain other service providers;
•the Advisor’s strategic plans, generally, and with respect to areas of heightened regulatory interest in the mutual fund industry and certain recent geopolitical and other issues;
•the Advisor’s business continuity plans, vendor management practices, and information security practices;
•the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the Advisor’s financial results of operation;
•possible economies of scale associated with the Advisor’s management of the Fund;
•any collateral benefits derived by the Advisor from the management of the Fund;
•fees and expenses associated with any investment by the Fund in other funds;
•payments to intermediaries by the Fund and the Advisor and services provided by intermediaries in connection therewith; and
•services provided and charges to the Advisor's other investment management clients.

The Board held two meetings to consider the renewal. The independent Directors also met in private session multiple times to review and discuss the information provided in response to their request. The independent Directors held active discussions with the Advisor regarding the renewal of the management agreement, requesting supplemental information, and reviewing information provided by the Advisor in response thereto. The independent Directors had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors.
18

In deciding to renew the management agreement, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services which include, without limitation, the following:

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•liquidity monitoring and management
•risk management, including information security
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Directors’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and principal investment strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, provides oversight of the investment performance process. It regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Board discusses with the Advisor the reasons for such results and any actions being taken to improve performance and may conduct special reviews until performance improves. The Fund’s performance was above its benchmark for the three-, five-, and ten-year periods and below for the one-year period reviewed by the Board. In relation to industry peers, the Fund was above the median of its peer performance universe as identified by a third-party service provider for the one-, three-, five-, and ten-year periods. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including information security), new products and services offered to Fund shareholders, securities trading activities,
19

portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund (pre- and post-distribution), and its financial results of operation. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the terms of the current management agreement. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is sharing economies of scale, to the extent they exist, through its fee structure, and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded content and services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage and other transaction fees and expenses relating to acquisition and disposition of portfolio securities, acquired fund fees and expenses, taxes, interest, extraordinary expenses, fund litigation expenses, fees and expenses of the Fund’s independent Directors (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Investment Company Act Rule 12b-1. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratios of its peers. The unified fee charged to shareholders of the Fund was above the median of the total expense ratios of the Fund’s peer expense universe. In addition, the Board reviewed the Fund’s position relative to the narrower set of its expense group peers. The Board and the Advisor agreed to a temporary reduction of the Fund's annual unified management fee of 0.14% (e.g., the Class I unified fee will be reduced from 0.89% to 0.75%) for at least one year, beginning August 1, 2023. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different
20

regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Directors also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided in response thereto. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Directors reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund's Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. To the extent there are potential collateral benefits, the Board has been advised and has taken this into consideration in its review of the management contract with the Fund. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with prospective clients, service providers, and counterparties. Additionally, the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions, which the Board concluded is likely to benefit other clients of the Advisor, as well as Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded that appropriate allocation methodologies had been employed to assign resources and the cost of those resources to these other clients.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and received over time, determined that the terms of the management agreement are fair and reasonable and that the management fee charged to the Fund is reasonable in light of the services provided and that the management agreement between the Fund and the Advisor should be renewed for an additional one-year period.
21

Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program (the “program”). The Fund’s Board of Directors (the "Board") has designated American Century Investment Management, Inc. (“ACIM”) as the administrator of the program. Personnel of ACIM or its affiliates, including members of ACIM’s Investment Oversight Committee who are members of ACIM’s Investment Management and Global Analytics departments, conduct the day-to-day operation of the program pursuant to the program.

Under the program, ACIM manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. ACIM’s process of determining the degree of liquidity of certain investments held by the Fund is supported by a third-party liquidity assessment vendor.

The Board reviewed a report prepared by ACIM regarding the operation and effectiveness of the program for the period January 1, 2022 through December 31, 2022. No significant liquidity events impacting the Fund were noted in the report. In addition, ACIM provided its assessment that the program had been effective in managing the Fund’s liquidity risk.

22

Additional Information

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-378-9878. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at americancentury.com and, upon request, by calling 1-800-378-9878. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

23

Notes
24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investment Professional Service Representatives	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Variable Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2023 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92980 2308

Semiannual Report

June 30, 2023

VP Value Fund
Class I (AVPIX)
Class II (AVPVX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Fund Characteristics

JUNE 30, 2023
Types of Investments in Portfolio	% of net assets
Common Stocks	97.6%
Short-Term Investments	2.0%
Other Assets and Liabilities	0.4%

Top Five Industries	% of net assets
Banks	10.9%
Pharmaceuticals	9.6%
Oil, Gas and Consumable Fuels	7.3%
Health Care Equipment and Supplies	5.2%
Capital Markets	5.1%
2

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2023 to June 30, 2023.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During Period(1) 1/1/23 - 6/30/23	Annualized Expense Ratio(1)
Actual
Class I	$1,000	$1,029.80	$3.62	0.72%
Class II	$1,000	$1,029.00	$4.38	0.87%
Hypothetical
Class I	$1,000	$1,021.22	$3.61	0.72%
Class II	$1,000	$1,020.48	$4.36	0.87%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
3

Schedule of Investments

JUNE 30, 2023 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 97.6%
Aerospace and Defense — 1.8%
L3Harris Technologies, Inc.	24,600	$4,815,942
Raytheon Technologies Corp.	113,090	11,078,296
		15,894,238
Automobile Components — 1.3%
BorgWarner, Inc.	128,219	6,271,191
Cie Generale des Etablissements Michelin SCA	178,360	5,276,126
		11,547,317
Automobiles — 0.8%
General Motors Co.	196,294	7,569,097
Banks — 10.9%
Bank of America Corp.	588,760	16,891,525
Comerica, Inc.	90,512	3,834,088
JPMorgan Chase & Co.	156,429	22,751,034
PNC Financial Services Group, Inc.	46,460	5,851,637
Prosperity Bancshares, Inc.	76,459	4,318,404
Truist Financial Corp.	315,920	9,588,172
U.S. Bancorp	590,468	19,509,063
Wells Fargo & Co.	368,052	15,708,459
		98,452,382
Beverages — 0.4%
Anheuser-Busch InBev SA	64,800	3,672,698
Building Products — 0.4%
Cie de Saint-Gobain	53,510	3,258,029
Capital Markets — 5.1%
Bank of New York Mellon Corp.	325,890	14,508,623
BlackRock, Inc.	7,070	4,886,360
Charles Schwab Corp.	120,070	6,805,568
Invesco Ltd.	451,226	7,585,109
Northern Trust Corp.	98,547	7,306,274
State Street Corp.	65,840	4,818,171
		45,910,105
Chemicals — 0.6%
Akzo Nobel NV	65,490	5,354,015
Communications Equipment — 3.7%
Cisco Systems, Inc.	485,973	25,144,243
F5, Inc.(1)	57,576	8,421,066
		33,565,309
Consumer Staples Distribution & Retail — 2.5%
Dollar Tree, Inc.(1)	66,260	9,508,310
Koninklijke Ahold Delhaize NV	390,440	13,311,276
		22,819,586
Containers and Packaging — 0.7%
Packaging Corp. of America	50,160	6,629,146
Diversified Telecommunication Services — 4.0%
AT&T, Inc.	978,288	15,603,694
Verizon Communications, Inc.	549,961	20,453,049
		36,056,743
4

	Shares	Value
Electric Utilities — 1.9%
Duke Energy Corp.	99,880	$8,963,231
Edison International	124,110	8,619,440
		17,582,671
Electrical Equipment — 1.4%
Emerson Electric Co.	88,349	7,985,866
Signify NV	179,260	5,025,365
		13,011,231
Energy Equipment and Services — 2.5%
Baker Hughes Co.	329,886	10,427,696
Halliburton Co.	153,108	5,051,033
Schlumberger NV	138,439	6,800,124
		22,278,853
Entertainment — 1.4%
Walt Disney Co.(1)	145,810	13,017,917
Financial Services — 4.8%
Berkshire Hathaway, Inc., Class A(1)	50	25,890,500
Berkshire Hathaway, Inc., Class B(1)	50,934	17,368,494
		43,258,994
Food Products — 3.7%
Conagra Brands, Inc.	335,980	11,329,246
Danone SA	130,860	8,019,552
JDE Peet's NV	173,277	5,155,803
Mondelez International, Inc., Class A	117,546	8,573,805
		33,078,406
Gas Utilities — 0.6%
Atmos Energy Corp.	47,144	5,484,733
Ground Transportation — 1.1%
Heartland Express, Inc.	596,520	9,788,893
Health Care Equipment and Supplies — 5.2%
GE HealthCare Technologies, Inc.(1)	46,632	3,788,383
Medtronic PLC	319,837	28,177,640
Zimmer Biomet Holdings, Inc.	101,633	14,797,765
		46,763,788
Health Care Providers and Services — 3.8%
Cardinal Health, Inc.	79,280	7,497,510
CVS Health Corp.	182,550	12,619,681
Laboratory Corp. of America Holdings	31,090	7,502,950
Universal Health Services, Inc., Class B	42,060	6,635,806
		34,255,947
Health Care REITs — 0.8%
Healthpeak Properties, Inc.	343,290	6,900,129
Hotels, Restaurants and Leisure — 0.7%
Sodexo SA	60,030	6,610,343
Household Products — 1.3%
Colgate-Palmolive Co.	59,810	4,607,762
Kimberly-Clark Corp.	49,250	6,799,455
		11,407,217
Industrial Conglomerates — 1.9%
General Electric Co.	101,718	11,173,722
Siemens AG	35,900	5,984,562
		17,158,284
5

	Shares	Value
Insurance — 1.5%
Allstate Corp.	78,130	$8,519,295
Reinsurance Group of America, Inc.	34,251	4,750,271
		13,269,566
Interactive Media and Services — 0.4%
Alphabet, Inc., Class A(1)	28,710	3,436,587
Leisure Products — 0.7%
Mattel, Inc.(1)	307,443	6,007,436
Machinery — 1.4%
IMI PLC	323,626	6,750,872
Oshkosh Corp.	64,550	5,589,385
		12,340,257
Media — 0.5%
Interpublic Group of Cos., Inc.	113,990	4,397,734
Metals and Mining — 0.8%
BHP Group Ltd.	227,200	6,830,076
Multi-Utilities — 0.5%
Engie SA	282,930	4,711,612
Oil, Gas and Consumable Fuels — 7.3%
Chevron Corp.	84,287	13,262,559
ConocoPhillips	66,434	6,883,227
Devon Energy Corp.	107,157	5,179,969
EQT Corp.	75,761	3,116,050
Exxon Mobil Corp.	210,010	22,523,573
Shell PLC	251,130	7,491,626
TotalEnergies SE	126,269	7,248,424
		65,705,428
Paper and Forest Products — 0.7%
Mondi PLC	447,370	6,825,258
Passenger Airlines — 1.0%
Southwest Airlines Co.	248,297	8,990,834
Personal Care Products — 1.4%
Unilever PLC	243,420	12,687,506
Pharmaceuticals — 9.6%
Bristol-Myers Squibb Co.	174,990	11,190,610
Johnson & Johnson	189,019	31,286,425
Merck & Co., Inc.	80,622	9,302,973
Pfizer, Inc.	473,299	17,360,607
Roche Holding AG	28,080	8,577,595
Sanofi	45,930	4,944,629
Teva Pharmaceutical Industries Ltd., ADR(1)	546,796	4,117,374
		86,780,213
Residential REITs — 0.5%
Equity Residential	67,430	4,448,357
Retail REITs — 1.9%
Agree Realty Corp.	92,400	6,042,036
Realty Income Corp.	82,620	4,939,850
Regency Centers Corp.	101,780	6,286,950
		17,268,836
Semiconductors and Semiconductor Equipment — 2.7%
Intel Corp.	448,475	14,997,004
QUALCOMM, Inc.	61,980	7,378,099
6

	Shares	Value
Teradyne, Inc.	14,810	$1,648,798
		24,023,901
Software — 0.5%
Oracle Corp. (New York)	41,783	4,975,937
Specialty Retail — 0.4%
Advance Auto Parts, Inc.	57,531	4,044,429
Technology Hardware, Storage and Peripherals — 0.4%
HP, Inc.	124,607	3,826,681
Textiles, Apparel and Luxury Goods — 1.2%
Ralph Lauren Corp.	40,210	4,957,893
Tapestry, Inc.	137,634	5,890,735
		10,848,628
Trading Companies and Distributors — 0.9%
MSC Industrial Direct Co., Inc., Class A	85,392	8,136,150
TOTAL COMMON STOCKS (Cost $699,083,116)		880,881,497
SHORT-TERM INVESTMENTS — 2.0%
Money Market Funds†
State Street Institutional U.S. Government Money Market Fund, Premier Class	30,899	30,899
Repurchase Agreements — 2.0%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 4.25% - 4.50%, 5/15/38 - 11/15/40, valued at $2,921,717), in a joint trading account at 5.02%, dated 6/30/23, due 7/3/23 (Delivery value $2,847,981)		2,846,790
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.125%, 11/15/32, valued at $15,743,737), at 5.04%, dated 6/30/23, due 7/3/23 (Delivery value $15,441,483)		15,435,000
		18,281,790
TOTAL SHORT-TERM INVESTMENTS (Cost $18,312,689)		18,312,689
TOTAL INVESTMENT SECURITIES — 99.6% (Cost $717,395,805)		899,194,186
OTHER ASSETS AND LIABILITIES — 0.4%		3,216,309
TOTAL NET ASSETS — 100.0%		$902,410,495

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	5,150,760	AUD	7,688,448	Bank of America N.A.	9/29/23	$16,834
USD	6,531,826	CHF	5,788,341	Morgan Stanley	9/29/23	6,165
USD	17,293,845	EUR	15,762,129	Bank of America N.A.	9/29/23	20,567
USD	33,541,059	EUR	30,598,689	JPMorgan Chase Bank N.A.	9/29/23	8,808
USD	17,295,122	EUR	15,762,128	Morgan Stanley	9/29/23	21,844
USD	15,621,524	GBP	12,293,651	Bank of America N.A.	9/29/23	5,621
						$79,839

7

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
AUD	–	Australian Dollar
CHF	–	Swiss Franc
EUR	–	Euro
GBP	–	British Pound
USD	–	United States Dollar
†Category is less than 0.05% of total net assets.
(1)Non-income producing.

See Notes to Financial Statements.
8

Statement of Assets and Liabilities

JUNE 30, 2023 (UNAUDITED)
Assets
Investment securities, at value (cost of $717,395,805)	$899,194,186
Receivable for investments sold	2,954,868
Receivable for capital shares sold	58,883
Unrealized appreciation on forward foreign currency exchange contracts	79,839
Dividends and interest receivable	1,965,953
Securities lending receivable	6,446
904,260,175

Liabilities
Payable for investments purchased	676,241
Payable for capital shares redeemed	556,254
Accrued management fees	476,476
Distribution fees payable	104,423
Accrued other expenses	36,286
1,849,680

Net Assets	$902,410,495

Net Assets Consist of:
Capital (par value and paid-in surplus)	$730,663,111
Distributable earnings (loss)	171,747,384
$902,410,495

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Class I, $0.01 Par Value	$385,790,407	33,178,376	$11.63
Class II, $0.01 Par Value	$516,620,088	44,367,380	$11.64

See Notes to Financial Statements.
9

Statement of Operations

FOR THE SIX MONTHS ENDED JUNE 30, 2023 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $447,188)	$14,326,705
Interest	442,763
Securities lending, net	38,854
14,808,322

Expenses:
Management fees	3,511,173
Distribution fees - Class II	657,668
Directors' fees and expenses	15,312
Other expenses	37,571
4,221,724
Fees waived(1)	(545,673)
3,676,051

Net investment income (loss)	11,132,271

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	18,849,619
Forward foreign currency exchange contract transactions	(1,548,623)
Foreign currency translation transactions	18,843
17,319,839

Change in net unrealized appreciation (depreciation) on:
Investments	(2,794,816)
Forward foreign currency exchange contracts	558,994
Translation of assets and liabilities in foreign currencies	7,582
(2,228,240)

Net realized and unrealized gain (loss)	15,091,599

Net Increase (Decrease) in Net Assets Resulting from Operations	$26,223,870
(1)Amount consists of $229,992 and $315,681 for Class I and Class II, respectively.

See Notes to Financial Statements.
10

Statement of Changes in Net Assets

SIX MONTHS ENDED JUNE 30, 2023 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2022
Increase (Decrease) in Net Assets	June 30, 2023	December 31, 2022
Operations
Net investment income (loss)	$11,132,271	$19,150,327
Net realized gain (loss)	17,319,839	70,798,843
Change in net unrealized appreciation (depreciation)	(2,228,240)	(89,720,333)
Net increase (decrease) in net assets resulting from operations	26,223,870	228,837

Distributions to Shareholders
From earnings:
Class I	(34,916,667)	(41,089,306)
Class II	(48,079,630)	(53,632,273)
Decrease in net assets from distributions	(82,996,297)	(94,721,579)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	32,235,499	47,488,875

Net increase (decrease) in net assets	(24,536,928)	(47,003,867)

Net Assets
Beginning of period	926,947,423	973,951,290
End of period	$902,410,495	$926,947,423

See Notes to Financial Statements.
11

Notes to Financial Statements

JUNE 30, 2023 (UNAUDITED)

1. Organization

American Century Variable Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. VP Value Fund (the fund) is one fund in a series issued by the corporation. The fund's investment objective is to seek long-term capital growth. Income is a secondary objective. The fund offers Class I and Class II.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

12

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

13

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation's investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. From January 1, 2023 through July 31, 2023, the investment advisor agreed to waive 0.12% of the fund's management fee. Effective August 1, 2023, the investment advisor agreed to increase the amount of the waiver from 0.12% to 0.14% of the fund's management fee. The investment advisor expects this waiver to continue until July 31, 2024 and cannot terminate it prior to such date without the approval of the Board of Directors.

The annual management fee and the effective annual management fee after waiver for each class for the period ended June 30, 2023 are as follows:

	Annual Management Fee	Effective Annual Management Fee After Waiver
Class I	0.83%	0.71%
Class II	0.73%	0.61%

Distribution Fees — The Board of Directors has adopted the Master Distribution Plan (the plan) for Class II, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that Class II will pay ACIS an annual distribution fee equal to 0.25%. The fee is computed and accrued daily based on the Class II daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of Class II including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. Fees incurred under the plan during the period ended June 30, 2023 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

14

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases were $329,160 and there were no interfund sales.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended June 30, 2023 were $157,932,980 and $201,371,792, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended June 30, 2023		Year ended December 31, 2022
	Shares	Amount	Shares	Amount
Class I/Shares Authorized	600,000,000		600,000,000
Sold	1,239,209	$14,910,327	3,729,916	$48,064,435
Issued in reinvestment of distributions	3,070,205	34,313,876	3,104,863	40,310,032
Redeemed	(2,225,118)	(26,839,466)	(7,190,397)	(91,015,389)
	2,084,296	22,384,737	(355,618)	(2,640,922)
Class II/Shares Authorized	350,000,000		350,000,000
Sold	1,497,542	18,085,488	7,536,319	96,458,990
Issued in reinvestment of distributions	4,298,847	48,079,630	4,121,920	53,632,273
Redeemed	(4,750,225)	(56,314,356)	(8,065,252)	(99,961,466)
	1,046,164	9,850,762	3,592,987	50,129,797
Net increase (decrease)	3,130,460	$32,235,499	3,237,369	$47,488,875

6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

15

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Automobile Components	$6,271,191	$5,276,126	—
Beverages	—	3,672,698	—
Building Products	—	3,258,029	—
Chemicals	—	5,354,015	—
Consumer Staples Distribution & Retail	9,508,310	13,311,276	—
Electrical Equipment	7,985,866	5,025,365	—
Food Products	19,903,051	13,175,355	—
Hotels, Restaurants and Leisure	—	6,610,343	—
Industrial Conglomerates	11,173,722	5,984,562	—
Machinery	5,589,385	6,750,872	—
Metals and Mining	—	6,830,076	—
Multi-Utilities	—	4,711,612	—
Oil, Gas and Consumable Fuels	50,965,378	14,740,050	—
Paper and Forest Products	—	6,825,258	—
Personal Care Products	—	12,687,506	—
Pharmaceuticals	73,257,989	13,522,224	—
Other Industries	568,491,238	—	—
Short-Term Investments	30,899	18,281,790	—
	$753,177,029	$146,017,157	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$79,839	—

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon settlement of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $104,479,850.

The value of foreign currency risk derivative instruments as of June 30, 2023, is disclosed on the Statement of Assets and Liabilities as an asset of $79,839 in unrealized appreciation on forward foreign currency exchange contracts. For the six months ended June 30, 2023, the effect of foreign currency risk derivative instruments on the Statement of Operations was $(1,548,623) in net realized gain (loss) on forward foreign currency exchange contract transactions and $558,994 in change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

16

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing a significant portion of assets in one country or region may accentuate these risks.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$749,641,915
Gross tax appreciation of investments	$181,885,043
Gross tax depreciation of investments	(32,332,772)
Net tax appreciation (depreciation) of investments	$149,552,271

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.
17

Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Class I
2023(3)	$12.45	0.15	0.17	0.32	(0.16)	(0.98)	(1.14)	$11.63	2.98%	0.72%(4)	0.84%(4)	2.54%(4)	2.42%(4)	18%	$385,790
2022	$13.67	0.27	(0.16)	0.11	(0.26)	(1.07)	(1.33)	$12.45	0.54%	0.74%	0.85%	2.12%	2.01%	49%	$387,024
2021	$11.17	0.23	2.50	2.73	(0.23)	—	(0.23)	$13.67	24.51%	0.73%	0.92%	1.79%	1.60%	49%	$430,055
2020	$11.72	0.23	(0.29)	(0.06)	(0.23)	(0.26)	(0.49)	$11.17	0.98%	0.75%	0.98%	2.34%	2.11%	57%	$376,355
2019	$10.01	0.23	2.36	2.59	(0.23)	(0.65)	(0.88)	$11.72	27.03%	0.77%	0.98%	2.11%	1.90%	45%	$432,639
2018	$11.21	0.19	(1.20)	(1.01)	(0.19)	—(5)	(0.19)	$10.01	(9.15)%	0.78%	0.97%	1.70%	1.51%	51%	$374,518
Class II
2023(3)	$12.46	0.14	0.17	0.31	(0.15)	(0.98)	(1.13)	$11.64	2.90%	0.87%(4)	0.99%(4)	2.39%(4)	2.27%(4)	18%	$516,620
2022	$13.69	0.25	(0.16)	0.09	(0.25)	(1.07)	(1.32)	$12.46	0.31%	0.89%	1.00%	1.97%	1.86%	49%	$539,924
2021	$11.19	0.21	2.50	2.71	(0.21)	—	(0.21)	$13.69	24.28%	0.88%	1.07%	1.64%	1.45%	49%	$543,896
2020	$11.74	0.21	(0.29)	(0.08)	(0.21)	(0.26)	(0.47)	$11.19	0.83%	0.90%	1.13%	2.19%	1.96%	57%	$442,431
2019	$10.02	0.21	2.37	2.58	(0.21)	(0.65)	(0.86)	$11.74	26.92%	0.92%	1.13%	1.96%	1.75%	45%	$455,327
2018	$11.22	0.18	(1.21)	(1.03)	(0.17)	—(5)	(0.17)	$10.02	(9.28)%	0.93%	1.12%	1.55%	1.36%	51%	$404,210

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized. The total returns presented do not include the fees and charges assessed with investments in variable insurance products, those charges are disclosed in the separate account prospectus. The inclusion of such fees and charges would lower total return.
(3)Six months ended June 30, 2023 (unaudited).
(4)Annualized.
(5)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of the fund in relation to income earned and/or fluctuations in the fair value of the fund's investments.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 28, 2023, the Fund’s Board of Directors (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Directors, including a majority of the independent Directors, each year.

Prior to its consideration of the renewal of the management agreement, the Directors requested and reviewed data and information compiled by the Advisor and certain independent data providers concerning the Fund. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continual basis and the information received was supplemental to the information that the Board and its committees receive and consider over time.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor and its affiliates included, but was not limited to

•the nature, extent, and quality of investment management, shareholder services, distribution services, and other services provided to the Fund;
•the wide range of programs and services the Advisor and other service providers provide to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance compared to appropriate benchmarks and/or peer groups of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similarly-managed funds;
•the Advisor’s compliance policies, procedures, and regulatory experience and those of certain other service providers;
•the Advisor’s strategic plans, generally, and with respect to areas of heightened regulatory interest in the mutual fund industry and certain recent geopolitical and other issues;
•the Advisor’s business continuity plans, vendor management practices, and information security practices;
•the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the Advisor’s financial results of operation;
•possible economies of scale associated with the Advisor’s management of the Fund;
•any collateral benefits derived by the Advisor from the management of the Fund;
•fees and expenses associated with any investment by the Fund in other funds;
•payments to intermediaries by the Fund and the Advisor and services provided by intermediaries in connection therewith; and
•services provided and charges to the Advisor's other investment management clients.

The Board held two meetings to consider the renewal. The independent Directors also met in private session multiple times to review and discuss the information provided in response to their request. The independent Directors held active discussions with the Advisor regarding the renewal of the management agreement, requesting supplemental information, and reviewing information provided by the Advisor in response thereto. The independent Directors had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors.
20

In deciding to renew the management agreement, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services which include, without limitation, the following:

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•liquidity monitoring and management
•risk management, including information security
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Directors’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and principal investment strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, provides oversight of the investment performance process. It regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Board discusses with the Advisor the reasons for such results and any actions being taken to improve performance and may conduct special reviews until performance improves. The Fund’s performance was above its benchmark for the one-, three-, five-, and ten-year periods reviewed by the Board. In relation to industry peers, the Fund was above the median of its peer performance universe as identified by a third-party service provider for the one-, three-, five-, and ten-year periods. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including information security), new products and services offered to Fund shareholders, securities trading activities,
21

portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund (pre- and post-distribution), and its financial results of operation. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the terms of the current management agreement. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is sharing economies of scale, to the extent they exist, through its fee structure, and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded content and services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage and other transaction fees and expenses relating to acquisition and disposition of portfolio securities, acquired fund fees and expenses, taxes, interest, extraordinary expenses, fund litigation expenses, fees and expenses of the Fund’s independent Directors (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Investment Company Act Rule 12b-1. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratios of its peers. The unified fee charged to shareholders of the Fund was above the median of the total expense ratios of the Fund’s peer expense universe. In addition, the Board reviewed the Fund’s position relative to the narrower set of its expense group peers. The Board and the Advisor agreed to a temporary reduction of the Fund's annual unified management fee of 0.14% (e.g., the Class I unified fee will be reduced from 0.83% to 0.69%) for at least one year, beginning August 1, 2023. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different
22

regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Directors also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided in response thereto. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Directors reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund's Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. To the extent there are potential collateral benefits, the Board has been advised and has taken this into consideration in its review of the management contract with the Fund. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with prospective clients, service providers, and counterparties. Additionally, the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions, which the Board concluded is likely to benefit other clients of the Advisor, as well as Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded that appropriate allocation methodologies had been employed to assign resources and the cost of those resources to these other clients.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and received over time, determined that the terms of the management agreement are fair and reasonable and that the management fee charged to the Fund is reasonable in light of the services provided and that the management agreement between the Fund and the Advisor should be renewed for an additional one-year period.
23

Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program (the “program”). The Fund’s Board of Directors (the "Board") has designated American Century Investment Management, Inc. (“ACIM”) as the administrator of the program. Personnel of ACIM or its affiliates, including members of ACIM’s Investment Oversight Committee who are members of ACIM’s Investment Management and Global Analytics departments, conduct the day-to-day operation of the program pursuant to the program.

Under the program, ACIM manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. ACIM’s process of determining the degree of liquidity of certain investments held by the Fund is supported by a third-party liquidity assessment vendor.

The Board reviewed a report prepared by ACIM regarding the operation and effectiveness of the program for the period January 1, 2022 through December 31, 2022. No significant liquidity events impacting the Fund were noted in the report. In addition, ACIM provided its assessment that the program had been effective in managing the Fund’s liquidity risk.
24

Additional Information

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-378-9878. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at americancentury.com and, upon request, by calling 1-800-378-9878. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

25

Notes

26

Notes

27

Notes
28

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investment Professional Service Representatives	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Variable Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2023 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92977 2308

(b) None.

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semiannual report filings.

ITEM 6. INVESTMENTS.

(a) The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Not applicable for semiannual report filings.

(a)(2) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Variable Portfolios, Inc.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President

Date:	August 23, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President
(principal executive officer)

Date:	August 23, 2023

By:	/s/ R. Wes Campbell
	Name:	R. Wes Campbell
	Title:	Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	August 23, 2023